United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  Quarter ended 10/31/09

Item 1.                      Schedule of Investments

Automated Cash Management Trust

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.7%
		Finance — Automotive – 1.5%
$15,515,153		AmeriCredit Automobile Receivables Trust 2009-1, Class A1, 0.837%, 7/15/2010	15,515,153
14,234,856	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	14,234,856
2,150,606		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	2,150,606
6,873,758	[1,2]	Ford Credit Auto Owner Trust 2009-D, Class A1, 0.357%, 9/15/2010	6,873,758
3,692,790		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.317%, 5/17/2010	3,692,790
2,143,911		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	2,143,911
2,254,870		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	2,254,870
		TOTAL	46,865,944
		Finance — Equipment – 0.2%
53,608		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	53,608
2,785,984		John Deere Owner Trust 2009-A, Class A1, 1.131%, 7/2/2010	2,785,984
4,000,000		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	4,000,000
		TOTAL	6,839,592
		TOTAL ASSET-BACKED SECURITIES	53,705,536
		Certificates of Deposit – 37.2%
		Finance — Banking – 37.2%
80,000,000		BNP Paribas SA, 0.290% — 0.340%, 12/1/2009 — 5/5/2010	80,000,000
105,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.655% — 0.705%, 12/2/2009 — 12/9/2009	105,000,381
100,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% — 0.320%, 11/19/2009 — 12/18/2009	100,000,000
20,000,000		Barclays Bank PLC, 0.800%, 1/19/2010	20,000,000
100,000,000		Branch Banking & Trust Co., 0.500% — 0.650%, 11/2/2009 — 1/4/2010	100,000,000
125,000,000		Calyon, Paris, 0.280% — 0.450%, 2/1/2010-2/22/2010	125,000,000
125,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 — 3/24/2010	125,000,000
50,000,000		Compass Bank, Birmingham, 0.680%, 11/25/2009	50,000,166
150,000,000		Mizuho Corporate Bank Ltd., 0.250%, 1/21/2010 — 1/28/2010	150,000,000
100,000,000		Rabobank Nederland NV, Utrecht, 0.290%, 1/25/2010	100,000,000
125,000,000		Societe Generale, Paris, 0.340% — 0.650%, 11/23/2009 — 4/23/2010	125,000,000
50,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	50,000,000
50,000,000		Union Bank, N.A., 0.330% — 0.350%, 11/17/2009 — 11/30/2009	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,180,000,547
		Collateralized Loan Agreements – 9.7%
		Finance — Banking – 9.7%
6,000,000		BNP Paribas Securities Corp., 0.570%, 11/2/2009	6,000,000
45,000,000		Citigroup Global Markets, Inc., 0.620%, 11/2/2009	45,000,000
155,000,000		Deutsche Bank Securities, Inc., 0.620% — 0.750%, 11/3/2009 — 11/25/2009	155,000,000
100,000,000		Greenwich Capital Markets, Inc., 0.620%, 11/2/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	306,000,000
		Commercial Paper – 27.8%;3
		Finance — Banking – 16.7%
50,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.015%, 11/12/2009	49,984,493
125,000,000		Bank of America Corp., 0.250% — 0.280%, 12/15/2009 — 12/16/2009	124,957,361
96,000,000	[1,2]	Clipper Receivables Company LLC, 0.280% — 0.370%, 11/18/2009 — 4/1/2010	95,945,804
75,000,000	[1,2]	Grampian Funding LLC, 0.350% — 0.350%, 11/6/2009 — 11/9/2009	74,995,479

$130,000,000		ING (U.S.) Funding LLC, 0.300% — 0.380%, 2/4/2010 — 3/15/2010	129,862,808
26,969,000	[1,2]	Kitty Hawk Funding Corp., 0.200%, 11/18/2009	26,966,453
25,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.290%, 11/25/2009	24,995,167
		TOTAL	527,707,565
		Finance — Commercial – 7.9%
35,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 1/11/2010	34,984,124
35,000,000	[1,2]	Fairway Finance Co. LLC, 0.240%, 1/4/2010	34,985,067
59,000,000		General Electric Capital Corp., 0.391% — 0.391%, 11/20/2009 — 12/1/2009	58,986,783
43,000,000		General Electric Capital Services, 0.650%, 11/23/2009	42,982,919
80,000,000	[1,2]	Starbird Funding Corp., 0.240% — 0.280%, 11/25/2009 — 1/15/2010	79,983,500
		TOTAL	251,922,393
		Finance — Retail – 3.2%
50,079,000	[1,2]	Enterprise Funding Co. LLC, 0.240%, 1/21/2010	50,051,957
50,000,000	[1,2]	Yorktown Capital LLC, 0.250%, 1/19/2010	49,972,570
		TOTAL	100,024,527
		TOTAL COMMERCIAL PAPER	879,654,485
		Corporate Bond – 0.6%
		Finance — Commercial – 0.6%
19,080,000		General Electric Capital Corp., 3.750% — 7.375%, 12/15/2009 — 9/13/2010	19,435,771
		Government Agency – 1.6%
		Government Agency – 1.6%
52,000,000		Federal Home Loan Bank System, 0.660% — 0.790%, 1/27/2010 — 3/11/2010	51,998,747
		Loan Participation – 1.6%
		Chemicals – 1.6%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 11/25/2009	50,000,000
		Notes — Variable – 6.2%;4
		Electrical Equipment – 0.4%
13,500,155		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.450%, 11/2/2009	13,500,156
		Finance — Banking – 3.2%
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank, N.A. LOC), 0.740%, 11/5/2009	8,235,000
437,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	437,000
1,238,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	1,238,000
4,350,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.350%, 11/4/2009	4,350,000
4,875,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.250%, 11/4/2009	4,875,000
4,405,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.250%, 11/5/2009	4,405,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 0.250%, 11/4/2009	5,000,000
6,000,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.350%, 11/4/2009	6,000,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.350%, 11/5/2009	3,000,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.284%, 1/7/2010	50,000,000
12,200,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	12,200,000
		TOTAL	99,740,000
		Finance — Commercial – 1.3%
41,060,000		General Electric Capital Corp., 0.284% — 0.383%, 11/9/2009 — 1/21/2010	40,977,535
		Government Agency – 0.4%
180,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 1.250%, 11/5/2009	180,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.280%, 11/5/2009	10,000,000
1

$3,005,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 1.000%, 11/5/2009	3,005,000
		TOTAL	13,185,000
		Health Care – 0.6%
20,000,000	[1,2]	Roche Holding AG, 1.393%, 11/25/2009	20,000,000
		Insurance – 0.3%
10,000,000		ING USA Annuity and Life Insurance Co., 0.872%, 12/10/2009	10,000,000
		TOTAL NOTES — VARIABLE	197,402,691
		Time Deposit – 1.7%
		Finance — Banking – 1.7%
55,000,000		Toronto Dominion Bank, 0.120%, 11/2/2009	55,000,000
		Repurchase AgreementS – 12.0%
		Banking – 12.0%
100,000,000	[5]	Interest in $400,000,000 joint repurchase agreement 0.65%, dated 9/23/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,650,000 on 12/22/2009. The securities provided as collateral at the end of the period were Collateralized Mortgage Obligations with various maturities to 12/20/2054 and the market value of those underlying securities was $408,294,667.	100,000,000
279,181,000		Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	279,181,000
		TOTAL REPURCHASE AGREEMENTS	379,181,000
		TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[6]	3,172,378,777
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[7]	(3,486,028)
		TOTAL NET ASSETS — 100%	$3,168,892,749
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $593,978,061, which represented 18.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $593,978,061, which represented 18.7% of total net assets.
3	Discount rate at time of purchase for discount issues or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

2

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$53,705,536	$ —	$53,705,536
Certificates of Deposit	—	1,180,000,547	—	1,180,000,547
Collateralized Loan Agreements	—	306,000,000	—	306,000,000
Commercial Paper	—	879,654,485	—	879,654,485
Corporate Bond	—	19,435,771	—	19,435,771
Government Agency	—	51,998,747	—	51,998,747
Loan Participation	—	50,000,000	—	50,000,000
Notes — Variable	—	197,402,691	—	197,402,691
Time Deposit	—	55,000,000	—	55,000,000
Repurchase Agreements	—	379,181,000	—	379,181,000
TOTAL SECURITIES	$ —	$3,172,378,777	$ —	$3,172,378,777
  The following acronyms are used throughout this portfolio:
EDFA	— Economic Development Financing Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
3

Automated Government Money Trust

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 68.8%
$21,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.10%, dated 10/7/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $925,231,250 on 1/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $943,568,209.	$21,000,000
20,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,010,000 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/31/2014 and the market value of those underlying securities was $1,530,010,251.	20,000,000
44,000,000	[1]	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 10/5/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,200,000 on 11/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $2,040,183,660.	44,000,000
6,242,000		Interest in $5,352,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,352,035,680 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,459,076,456.	6,242,000
20,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.20%, dated 8/28/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,457,361 on 11/25/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $943,845,976.	20,000,000
46,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Calyon Securities will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $2,040,013,603.	46,000,000
44,000,000	[1]	Interest in $1,871,000,000 joint repurchase agreement 0.12%, dated 10/5/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,871,187,100 on 11/4/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $1,908,586,648.	44,000,000
46,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,750,011,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $1,785,004,078.	46,000,000
46,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $1,000,005,833 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2011 and the market value of those underlying securities was $1,022,953,205.	46,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 0.01%, dated 10/30/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,083 on 11/2/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/28/2013 and the market value of that underlying security was $102,000,855.	4,000,000
11,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/19/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $500,041,667 on 11/18/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,019,452.	11,000,000
		TOTAL REPURCHASE AGREEMENTS	308,242,000
		U.S. Treasury – 29.2%
15,000,000	[2]	United States Treasury Bills, 0.300%, 11/27/2009	14,996,750
16,000,000	[2]	United States Treasury Bills, 0.440% - 0.452%, 4/1/2010	15,970,052
7,000,000	[2]	United States Treasury Bills, 0.545%, 7/1/2010	6,974,355
4,700,000	[2]	United States Treasury Bills, 0.665%, 11/19/2009	4,698,437
8,000,000		United States Treasury Notes, 1.750%, 3/31/2010	8,051,887
22,000,000		United States Treasury Notes, 2.000%, 2/28/2010	22,119,618
19,700,000		United States Treasury Notes, 2.125%, 1/31/2010	19,776,368
6,000,000		United States Treasury Notes, 2.625%, 5/31/2010	6,080,852
9,000,000		United States Treasury Notes, 3.125%, 11/30/2009	9,020,221

6,000,000	United States Treasury Notes, 3.500%, 11/15/2009	6,007,439
3,000,000	United States Treasury Notes, 3.625%, 1/15/2010	3,019,978
$14,200,000	United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	$14,404,897
	TOTAL U.S. TREASURY	131,120,854
	TOTAL INVESTMENTS — 98.0% (AT AMORTIZED COST)[3]	439,362,854
	OTHER ASSETS AND LIABILITIES - NET — 2.0%[4]	8,749,386
	TOTAL NET ASSETS — 100%	$448,112,240
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Repurchase Agreements	$ —	$308,242,000	$ —	$308,242,000
Debt Securities:
U.S. Treasury	$ —	$131,120,854	$ —	$131,120,854
TOTAL SECURITIES	$ —	$439,362,854	$ —	$439,362,854

1

Federated Capital Reserves Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 2.3%
		Finance — Automotive – 2.1%
$50,994,960	[1]	BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	50,994,960
45,682,085	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.012%, 7/15/2010	45,682,085
1,096,611		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	1,096,611
7,385,580		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.318%, 5/17/2010	7,385,580
76,584,606		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.357%, 9/15/2010	76,584,606
20,874,745	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	20,874,746
7,928,184		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	7,928,184
		TOTAL	210,546,772
		Finance — Equipment – 0.2%
16,900,793	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	16,900,793
		TOTAL ASSET-BACKED SECURITIES	227,447,565
		CERTIFICATES OF DEPOSIT – 35.7%
		Banking – 35.7%
325,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.650% — 1.060%, 11/2/2009 — 12/9/2009	325,001,024
350,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320% — 0.390%, 11/19/2009 — 11/20/2009	350,000,000
335,000,000		Barclays Bank PLC, 0.520% — 0.800%, 1/19/2010 — 4/12/2010	335,000,000
203,500,000		Bayerische Landesbank, 0.470% — 0.480%, 11/13/2009 — 11/20/2009	203,500,882
325,000,000		BNP Paribas SA, 0.290% — 0.340%, 12/1/2009 — 5/5/2010	325,000,000
100,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	100,000,000
475,000,000		Calyon, Paris, 0.250% — 0.450%, 11/2/2009 — 2/22/2010	475,000,000
200,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 — 3/24/2010	200,000,000
100,000,000		Compass Bank, Birmingham, 0.700%, 12/2/2009	100,000,000
150,000,000		Mizuho Corporate Bank Ltd., 0.250%, 1/21/2010	150,000,000
150,000,000		Natixis, 0.240%, 11/4/2009 — 11/23/2009	150,000,000
375,000,000		Societe Generale, Paris, 0.340% — 0.620%, 11/23/2009 — 4/23/2010	375,000,000
100,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	100,000,000
200,000,000		Sumitomo Mitsui Banking Corp., 0.285%, 11/20/2009	200,000,000
50,000,000		Toronto Dominion Bank, 1.500%, 12/14/2009	50,000,000
125,000,000		Union Bank, N.A., 0.330% — 0.350%, 11/17/2009 — 11/30/2009	125,000,000
		TOTAL	3,563,501,906
		TOTAL CERTIFICATES OF DEPOSIT	3,563,501,906
		COLLATERALIZED LOAN AGREEMENTS – 9.3%
		Banking – 9.3%
200,000,000		Banc of America Securities LLC, 0.649%, 1/19/2010	200,000,000
100,000,000		Barclays Capital, Inc., 0.375%, 11/2/2009	100,000,000
150,000,000		Citigroup Global Markets, Inc., 0.629%, 11/2/2009	150,000,000
475,000,000		Deutsche Bank Securities, Inc., 0.578% — 0.760%, 11/2/2009 — 11/3/2009	475,000,000
		TOTAL	925,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	925,000,000
		COMMERCIAL PAPER – 32.0%;3
		Banking – 19.2%
100,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.020%, 11/12/2009	99,968,986
125,000,000		Bank of America Corp., 0.280%, 12/16/2009	124,956,250

$250,000,000	[1,2]	Clipper Receivables Company LLC, 0.371%, 1/6/2010	249,830,417
425,000,000	[1,2]	Grampian Funding LLC, 0.350%, 11/6/2009 — 11/12/2009	424,973,507
436,000,000		ING (U.S.) Funding LLC, 0.300%, 2/12/2010 — 2/19/2010	435,618,475
50,000,000	[1,2]	Kitty Hawk Funding Corp., 0.200%, 11/18/2009	49,995,278
183,000,000		Landesbank Baden-Wurttemberg, 0.451%, 11/16/2009	182,965,688
154,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.350% — 0.400%, 12/1/2009	153,951,250
50,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 0.290%, 11/25/2009	49,990,333
40,000,000	[1,2]	Surrey Funding Corporation, 0.260%, 2/2/2010	39,973,133
105,000,000	[1,2]	Variable Funding Capital Corp., 0.280%, 11/13/2009	104,990,200
		TOTAL	1,917,213,517
		Chemicals – 1.2%
120,000,000	[1,2]	BASF SE, 0.652% — 0.803%, 11/16/2009 — 12/15/2009	119,913,889
		Consumer Products – 0.9%
22,418,000		Clorox Corp., 0.240% — 0.250%, 11/5/2009	22,417,394
70,000,000	[1,2]	Diageo Capital PLC, (Guaranteed by Diageo PLC), 0.320% — 0.350%, 11/13/2009 — 11/23/2009	69,990,255
		TOTAL	92,407,649
		Container\Packaging – 0.2%
20,000,000		Bemis Co., Inc., 0.250% — 0.280%, 11/16/2009 — 11/20/2009	19,997,393
		Diversified – 0.1%
14,000,000	[1,2]	ITT Corp., 0.601%, 11/2/2009	13,999,767
		Finance — Commercial – 7.7%
195,000,000		General Electric Capital Corp., 0.391%, 11/20/2009 — 12/1/2009	194,950,925
200,000,000		General Electric Capital Services, 0.652% — 0.753%, 11/10/2009 — 11/23/2009	199,936,285
367,500,000	[1,2]	Versailles Commercial Paper LLC, 0.330% — 0.350%, 11/12/2009 — 11/13/2009	367,459,804
		TOTAL	762,347,014
		Finance — Retail – 0.6%
58,632,000	[1,2]	Enterprise Funding Co. LLC, 0.200%, 11/18/2009	58,626,463
		Food & Beverage – 0.9%
9,665,000	[1,2]	General Mills, Inc., 0.290%, 11/17/2009	9,663,754
75,050,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 0.300%, 11/3/2009 — 1/27/2010	75,016,696
		TOTAL	84,680,450
		Retail – 1.0%
101,100,000	[1,2]	CVS Caremark Corp., 0.280% — 0.551%, 11/2/2009 — 11/19/2009	101,088,813
		Telecommunications – 0.2%
21,000,000	[1,2]	Vodafone Group PLC, 0.250%, 11/2/2009	20,999,854
		TOTAL COMMERCIAL PAPER	3,191,274,809
		CORPORATE BONDS – 0.1%
		Finance — Commercial – 0.1%
5,725,000		General Electric Capital Corp., 7.375%, 1/19/2010	5,767,786
		TOTAL CORPORATE BONDS	5,767,786
		GOVERNMENT AGENCIES – 1.2%
		Government Agency – 1.2%
50,000,000		Federal Home Loan Bank System Notes, 0.720%, 6/28/2010	50,000,000
75,000,000		Federal Home Loan Bank System Notes, 0.790%, 3/11/2010	74,996,520
		TOTAL	124,996,520
		TOTAL GOVERNMENT AGENCIES	124,996,520
1

		MUNICIPALS – 0.5%
		Banking – 0.5%
$50,000,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 0.350%, 11/4/2009	50,000,000
		TOTAL MUNICIPALS	50,000,000
		NOTES — VARIABLE – 9.6%;4
		Banking – 6.4%
11,800,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	11,800,000
460,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.250%, 11/5/2009	460,000
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 3.000%, 11/5/2009	7,580,000
54,780,000		American Municipal Power-Ohio, Inc., Series 2008A, (Key Bank, N.A. LOC), 1.250%, 11/5/2009	54,780,000
7,340,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 2.440%, 11/5/2009	7,340,000
5,895,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 0.320%, 11/4/2009	5,895,000
2,300,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 0.320%, 11/4/2009	2,300,000
6,050,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 1.050%, 11/4/2009	6,050,000
3,335,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 0.350%, 11/5/2009	3,335,000
3,700,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	3,700,000
4,900,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	4,900,000
2,700,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	2,700,000
2,210,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 3.000%, 11/5/2009	2,210,000
5,000,000		Florida Christian College, Inc., Series 2006, (Fifth Third Bank, Cincinnati LOC), 1.740%, 11/5/2009	5,000,000
900,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 1.000%, 11/5/2009	900,000
23,240,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 1.250%, 11/5/2009	23,240,000
7,145,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 3.000%, 11/5/2009	7,145,000
2,865,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	2,865,000
5,400,000		H & P Holdings LLC, Series 2001, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	5,400,000
7,455,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	7,455,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wachovia Bank N.A. LOC), 0.250%, 11/5/2009	10,600,000
24,300,000		Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	24,300,000
6,440,000		Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	6,440,000
25,000,000		Lloyds TSB Bank PLC, London, 0.194%, 11/6/2009	25,000,000
4,530,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.500%, 11/5/2009	4,530,000
3,950,000		M & C Holdings LLC, (RBC Bank (USA) LOC), 0.740%, 11/5/2009	3,950,000
12,735,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 2.240%, 11/5/2009	12,735,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	7,000,000
2,665,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 0.800%, 11/5/2009	2,665,000
7,215,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.420%, 11/5/2009	7,215,000
6,645,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	6,645,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 1.070%, 11/4/2009	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.800%, 11/4/2009	65,000,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	9,960,000
8,200,000		Ohio Venture Capital Fund LLC, Series E-2, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	8,200,000
3,400,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 3.000%, 11/5/2009	3,400,000
16,950,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 1.270%, 11/5/2009	16,950,000
3,435,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	3,435,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.284%, 1/7/2010	150,000,000
4,205,650		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	4,205,650
17,610,000		Rockwood Quarry, LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	17,610,000
2

$10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	10,420,000
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.990%, 11/5/2009	10,120,000
1,215,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 1.740%, 11/5/2009	1,215,000
3,135,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	3,135,000
7,935,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	7,935,000
5,870,000		World Of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	5,870,000
3,500,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.290%, 11/5/2009	3,500,000
		TOTAL	633,665,650
		Finance — Commercial – 1.1%
75,000,000		General Electric Capital Corp., 0.264%, 11/9/2009	75,000,000
13,066,000		General Electric Capital Corp., 0.419%, 12/15/2009	13,002,050
2,700,000		General Electric Capital Corp., 0.521%, 11/12/2009	2,684,309
7,790,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.650%, 11/5/2009	7,790,000
16,350,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.400%, 11/5/2009	16,350,000
4,570,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.500%, 11/5/2009	4,570,000
		TOTAL	119,396,359
		Government Agency – 1.1%
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Federal Home Loan Bank of Chicago LOC), 0.350%, 11/5/2009	16,545,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.700%, 11/5/2009	90,000,000
		TOTAL	106,545,000
		Healthcare – 0.5%
50,000,000	[1,2]	Roche Holding AG, 1.393%, 11/25/2009	50,000,000
		Insurance – 0.5%
50,000,000		Security Life of Denver Insurance Co., 2.461%, 11/12/2009	50,000,000
		TOTAL NOTES — VARIABLE	959,607,009
		REPURCHASE AGREEMENTS – 9.3%
924,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.080%, dated 10/30/2009 under which Morgan Stanley and Co., Inc. will repurchase securities provided as collateral for $924,006,160 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $2,047,055,193.	924,000,000
		TOTAL REPURCHASE AGREEMENTS	924,000,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	9,971,595,595
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	4,136,325
		TOTAL NET ASSETS — 100%	$9,975,731,920
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $2,298,394,650, which represented 23.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2009, these liquid restricted securities amounted to $2,209,624,151, which represented 22.1% of total net assets.
3

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	9/23/2009	$50,994,960	$50,994,960
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$16,900,793	$16,900,793
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$20,874,746	$20,874,746
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the

Investment Company Act of 1940, as amended.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$227,447,565	$ —	$227,447,565
Certificates of Deposit	—	3,563,501,906	—	3,563,501,906
Collateralized Loan Agreements	—	925,000,000	—	925,000,000
Commercial Paper	—	3,191,274,809	—	3,191,274,809
Corporate Bonds	—	5,767,786	—	5,767,786
Government Agencies	—	124,996,520	—	124,996,520
Municipals	—	50,000,000	—	50,000,000
Notes — Variable	—	959,607,009	—	959,607,009
Repurchase Agreements	—	924,000,000	—	924,000,000
TOTAL SECURITIES	$ —	$9,971,595,595	$ —	$9,971,595,595
  The following acronyms are used throughout this portfolio:
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LLC	— Limited Liability Corporation
LOC	— Letter of Credit
PLC	— Public Limited Company

4

Federated Government Reserves Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES – 51.1%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.154%, 11/8/2009	$50,000,000
477,214,000	[2]	Federal Home Loan Bank System Discount Notes, 0.060% — 0.840%, 11/6/2009 — 5/17/2010	476,949,106
1,384,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.174% — 0.780%, 11/2/2009 — 1/25/2010	1,384,267,311
973,535,000		Federal Home Loan Bank System Notes, 0.290% — 5.000%, 11/20/2009 — 11/3/2010	974,981,179
1,435,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.115% — 1.000%, 11/23/2009 — 4/19/2010	1,434,216,582
373,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.272% — 0.480%, 11/2/2009 — 12/10/2009	372,966,747
133,500,000		Federal Home Loan Mortgage Corp. Notes, 3.125% — 7.000%, 2/4/2010 — 3/15/2010	136,001,778
573,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.300% — 0.540%, 11/16/2009 — 7/12/2010	572,638,342
262,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.174% — 0.440%, 11/2/2009 — 1/13/2010	262,463,260
181,968,000		Federal National Mortgage Association Notes, 2.500% — 7.250%, 12/15/2009 — 4/9/2010	183,863,155
		TOTAL U.S. GOVERNMENT AGENCIES	5,848,347,460
		U.S. TREASURY – 0.7%
75,250,000	[2]	United States Treasury Bills, 0.445% — 0.483%, 4/1/2010	75,104,825
		TOTAL U.S. TREASURY	75,104,825
		REPURCHASE AGREEMENTS – 48.8%
1,000,000,000		Repurchase agreement 0.080%, dated 10/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,006,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/20/2039 and the market value of those underlying securities was $1,030,006,867.	1,000,000,000
500,000,000	[3]	Repurchase agreement 0.140%, dated 10/9/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,060,278 on 11/9/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2039 and the market value of those underlying securities was $515,048,067.	500,000,000
2,071,000,000		Repurchase agreement 0.090%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,071,015,533 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $2,118,622,145.	2,071,000,000
375,000,000	[3]	Repurchase agreement 0.200%, dated 9/4/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $375,125,000 on 11/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/20/2039 and the market value of those underlying securities was $386,376,605.	375,000,000
230,000,000	[3]	Repurchase agreement 0.140%, dated 10/5/2009 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $230,026,833 on 11/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $234,623,323.	230,000,000
125,000,000	[3]	Repurchase agreement 0.140%, dated 10/19/2009 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $125,013,611 on 11/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $127,506,942.	125,000,000
200,000,000	[3]	Repurchase agreement 0.140%, dated 10/28/2009 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $200,049,778 on 12/31/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $204,003,174.	200,000,000
1,076,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.080%, dated 10/30/2009 under which Morgan Stanley and Co., Inc. will repurchase securities provided as collateral for $1,076,007,173 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $2,047,055,193.	1,076,000,000
		TOTAL REPURCHASE AGREEMENTS	5,577,000,000
		TOTAL INVESTMENTS — 100.6% (AT AMORTIZED COST)[4]	11,500,452,285
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[5]	(63,849,788)
		TOTAL NET ASSETS — 100%	$11,436,602,497

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:

U.S. Government Agencies	$ —	$5,848,347,460	$ —	$5,848,347,460
U.S. Treasury	—	75,104,825	—	75,104,825
Repurchase Agreements	—	5,577,000,000	—	5,577,000,000
TOTAL SECURITIES	$ —	$11,500,452,285	$ —	$11,500,452,285
  The following acronyms are used throughout this portfolio:
LLC	— Limited Liability Corporation
  See Notes which are an integral part of the Financial Statements
1

Federated Master Trust

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.0%
		Finance — Automotive – 1.4%
$471,102	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	471,102
1,116,725	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	1,116,725
93,193		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	93,193
142,927		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	142,927
437,302		Volkswagen Auto Lease Trust 2009-A, Class A1, 1.452%, 5/17/2010	437,302
		TOTAL	2,261,249
		Finance — Equipment – 0.6%
2,234		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	2,234
1,000,000		John Deere Owner Trust 2009-B, Class A1, 0.345%, 11/2/2010	1,000,000
		TOTAL	1,002,234
		TOTAL ASSET-BACKED SECURITIES	3,263,483
		Certificates of Deposit – 27.7%
		Finance — Banking – 27.7%
5,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.705% — 1.070%, 11/2/2009 — 12/7/2009	5,000,006
4,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280%, 11/27/2009	4,000,000
2,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	2,000,000
6,000,000		Calyon, Paris, 0.450%, 2/22/2010	6,000,000
9,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 — 3/24/2010	9,000,000
8,000,000		Mizuho Corporate Bank Ltd., 0.250%, 1/21/2010 — 1/28/2010	8,000,000
7,000,000		Rabobank Nederland NV, Utrecht, 0.290%, 1/25/2010	7,000,000
4,000,000		Societe Generale, Paris, 0.500% — 0.620%, 11/23/2009 — 2/1/2010	4,000,000
1,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	46,000,006
		Collateralized Loan Agreement – 1.5%
		Finance — Banking – 1.5%
2,400,000		Citigroup Global Markets, Inc., 0.537%, 11/16/2009	2,400,000
		Commercial Paper – 46.3%;3
		Chemicals – 3.0%
5,000,000	[1,2]	BASF SE, 0.650%, 12/7/2009	4,996,750
		Finance — Automotive – 3.0%
5,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.852%, 1/11/2010	4,991,618
		Finance — Banking – 19.3%
4,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/12/2010	3,998,760
9,000,000		Bank of America Corp., 0.250% — 0.280%, 12/15/2009 — 12/16/2009	8,997,072
9,000,000	[1,2]	Grampian Funding LLC, 0.350%, 11/9/2009	8,999,300
8,000,000		ING (U.S.) Funding LLC, 0.381%, 3/15/2010	7,988,685
2,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.290%, 11/25/2009	1,999,613
		TOTAL	31,983,430
		Finance — Commercial – 10.8%
9,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230% — 0.280%, 1/5/2010 — 1/11/2010	8,995,710
5,000,000	[1,2]	Fairway Finance Co. LLC, 0.240%, 1/4/2010	4,997,867
4,000,000		General Electric Capital Services, 0.632% — 0.652%, 11/16/2009 — 11/23/2009	3,998,680
		TOTAL	17,992,257

		Finance — Retail – 10.2%
$9,000,000	[1,2]	Falcon Asset Securitization Company LLC, 0.190%, 11/9/2009	8,999,620
8,000,000	[1,2]	Salisbury Receivables Company LLC, 0.250%, 1/8/2010	7,996,222
		TOTAL	16,995,842
		TOTAL COMMERCIAL PAPER	76,959,897
		Corporate Bond – 0.9%
		Finance — Banking – 0.9%
1,500,000		Wells Fargo & Co., 4.200%, 1/15/2010	1,509,679
		Government Agency – 3.0%
		Government Agency – 3.0%
5,000,000		Federal Home Loan Bank System, 0.800%, 3/11/2010	4,999,768
		Loan Participation – 1.8%
		Chemicals – 1.8%
3,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 11/25/2009	3,000,000
		Notes — Variable – 8.8%;4
		Finance — Banking – 3.3%
5,174,000		Wachovia Corp., 0.411%, 12/1/2009	5,173,330
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 1.000%, 11/05/2009	285,000
		TOTAL	5,458,330
		Finance — Commercial – 3.1%
4,000,000		General Electric Capital Corp., 0.284%, 11/9/2009	4,000,000
350,000		General Electric Capital Corp., 0.524%, 11/10/2009	347,975
820,000		General Electric Capital Corp., 0.709%, 12/9/2009	815,211
		TOTAL	5,163,186
		Government Agency – 1.2%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.280%, 11/05/2009	2,000,000
		Health Care – 1.2%
2,000,000	[1,2]	Roche Holding AG, 1.393%, 11/25/2009	2,000,000
		TOTAL NOTES — VARIABLE	14,621,516
		Repurchase Agreements – 8.0%
9,000,000	[5]	Interest in $400,000,000 joint repurchase agreement 0.65%, dated 9/23/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,650,000 on 12/22/2009. The securities provided as collateral at the end of the period were Collateralized Mortgage Obligations with various maturities to 12/20/2054 and the market value of those underlying securities was $408,294,667.	9,000,000
4,342,000		Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	4,342,000
		TOTAL REPURCHASE AGREEMENTS	13,342,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[6]	166,096,349
		OTHER ASSETS AND LIABILITiES - NET — 0.0%[7]	5,809
		TOTAL NET ASSETS — 100%	$166,102,158
1

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $52,572,056, which represented 31.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $52,572,056, which represented 31.7% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$3,263,483	$ —	$3,263,483
Certificates of Deposit	—	46,000,006	—	46,000,006
Collateralized Loan Agreement	—	2,400,000	—	2,400,000
Commercial Paper	—	76,959,897	—	76,959,897
Corporate Bond	—	1,509,679	—	1,509,679
Government Agency	—	4,999,768	—	4,999,768
Loan Participation	—	3,000,000	—	3,000,000
Notes — Variable	—	14,621,516	—	14,621,516
Repurchase Agreements	—	13,342,000	—	13,342,000
TOTAL SECURITIES	$ —	$166,096,349	$ —	$166,096,349
  The following acronyms are used throughout this portfolio:
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
LOC	— Letter of Credit

2

Federated Municipal Trust

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Alabama – 3.0%
$5,000,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	5,000,000
5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.380%, 11/5/2009	5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	600,000
3,500,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.920%, 11/5/2009	3,500,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (PowerSouth Energy Cooperative)/(Regions Bank, Alabama LOC), 2.400%, 11/5/2009	5,000,000
13,000,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 2.250%, 11/4/2009	13,000,000
		TOTAL	32,100,000
		California – 0.3%
3,030,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.500%, 11/5/2009	3,030,000
		Colorado – 2.6%
8,000,000		Centerra Metropolitian District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.770%, 11/4/2009	8,000,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York LOC), 0.610%, 11/5/2009	2,300,000
2,210,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.610%, 11/5/2009	2,210,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.400%, 11/4/2009	15,000,000
		TOTAL	27,510,000
		Delaware – 1.0%
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.700%, 11/4/2009	5,300,000
5,515,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 0.000%, 11/5/2009	5,515,000
		TOTAL	10,815,000
		District of Columbia – 1.1%
2,520,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.530%, 11/5/2009	2,520,000
9,475,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	9,475,000
		TOTAL	11,995,000
		Florida – 4.4%
13,670,000		Florida Higher Educational Facilities Financing Authority, (Series 2005) Weekly VRDNs (Flagler College, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	13,670,000
1,500,000		Hernando County, FL, IDB (Series 2008) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	1,500,000
10,560,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	10,560,000
4,900,000		Orange County, FL IDA, (Series 1999) Weekly VRDNs (Goodwill Industries of Central Florida, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	4,900,000
4,000,000		Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	4,000,000
4,200,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.240%, 11/2/2009	4,200,000
8,300,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.260%, 11/2/2009	8,300,000
		TOTAL	47,130,000

		Georgia – 6.2%
19,166,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.800% CP (Bayerische Landesbank GTD, Calyon, Paris, Landensbank Baden-Wurttemberg GTD and Wachovia Bank N.A. LOCs), Mandatory Tender 11/23/2009	19,166,000
$16,220,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 1.750%, 11/5/2009	16,220,000
6,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	6,375,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 0.270%, 11/4/2009	25,000,000
		TOTAL	66,761,000
		Idaho – 1.3%
11,735,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 3.150%, 11/4/2009	11,735,000
1,965,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.610%, 11/5/2009	1,965,000
		TOTAL	13,700,000
		Illinois – 2.6%
3,940,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.660%, 11/5/2009	3,940,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.760%, 11/5/2009	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.970%, 11/5/2009	4,485,000
9,200,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	9,200,000
4,200,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Genesis, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.970%, 11/6/2009	4,200,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 1.020%, 11/4/2009	3,000,000
		TOTAL	28,225,000
		Indiana – 2.7%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.350%, 11/5/2009	7,250,000
3,045,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 1.060%, 11/5/2009	3,045,000
6,185,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	6,185,000
3,400,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 0.400%, 11/5/2009	3,400,000
275,000		Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC), 3.460%, 11/5/2009	275,000
8,600,000		Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.760%, 11/5/2009	8,600,000
		TOTAL	28,755,000
		Kansas – 1.4%
1,468,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	1,468,000
2,005,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.950%, 11/4/2009	2,005,000
7,045,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-III), 1.000% BANs, 3/1/2010	7,046,237
4,800,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.000% BANs, 3/1/2010	4,800,842
		TOTAL	15,320,079
		Kentucky – 2.0%
8,100,000		Louisville & Jefferson County, KY Metropolitan Government, St. Mary Academy (Series 2008) Weekly VRDNs (Roman Catholic Bishop of Lousiville)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	8,100,000
8,500,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003A) Daily VRDNs (FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/2/2009	8,500,000
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.770%, 11/5/2009	215,000
4,320,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.500%, 11/5/2009	4,320,000
		TOTAL	21,135,000
1

		Louisiana – 0.5%
$4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/4/2009	4,900,000
		Maine – 1.4%
4,900,000		Maine State Housing Authority, (Series 2005 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.310%, 11/5/2009	4,900,000
10,000,000		Maine State Housing Authority, (Series 2008 I), 2.000% TOBs, Mandatory Tender 12/16/2009	10,000,000
		TOTAL	14,900,000
		Maryland – 0.4%
4,195,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.600%, 11/2/2009	4,195,000
		Massachusetts – 1.0%
10,950,000		Massachusetts IFA, (Series 1992B), 1.050% CP (New England Power Co.), Mandatory Tender 11/10/2009	10,950,000
		Michigan – 0.6%
3,845,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 0.580%, 11/5/2009	3,845,000
3,500,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.000% TANs, 8/20/2010	3,544,156
		TOTAL	7,389,156
		Minnesota – 0.3%
2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	2,800,000
		Mississippi – 2.2%
2,680,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 2.400%, 11/5/2009	2,680,000
1,490,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 2.500%, 11/5/2009	1,490,000
900,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	900,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	6,075,000
1,030,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.950%, 11/4/2009	1,030,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	3,840,000
270,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.630%, 11/5/2009	270,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 2.250% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Optional Tender 12/1/2009	7,800,000
		TOTAL	24,085,000
		Missouri – 0.5%
1,830,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.950%, 11/4/2009	1,830,000
3,500,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/4/2009	3,500,000
		TOTAL	5,330,000
		Montana – 0.4%
3,800,000		Montana State Board Of Investments, (Series 1989) Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.250%, 11/4/2009	3,800,000
		Multi State – 7.5%
10,075,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 11/5/2009	10,075,000
15,773,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 11/5/2009	15,773,000
11,580,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.410%, 11/5/2009	11,580,000
4,900,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.310%, 11/5/2009	4,900,000
2

9,914,000		FHLMC, (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.310%, 11/5/2009	9,914,000
$9,930,000		FHLMC, (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.310%, 11/5/2009	9,930,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs, (Deutsche Bank AG LIQ), 0.330%, 11/5/2009	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs, (Deutsche Bank AG LIQ), 0.330%, 11/5/2009	10,000,000
		TOTAL	81,172,000
		Nebraska – 0.4%
4,525,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.340%, 11/5/2009	4,525,000
		Nevada – 0.6%
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.450%, 11/5/2009	3,100,000
2,955,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 1.170%, 11/5/2009	2,955,000
		TOTAL	6,055,000
		New Hampshire – 1.3%
10,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.650%, 11/2/2009	10,000,000
2,365,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.950%, 11/4/2009	2,365,000
1,810,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.950%, 11/4/2009	1,810,000
		TOTAL	14,175,000
		New Jersey – 2.1%
4,000,000		Howell Township, NJ, 2.750% BANs, 9/14/2010	4,027,236
4,000,000		Morristown, NJ, 2.000% TANs, 2/9/2010	4,004,287
3,000,000		Mountainside, NJ, 3.500% BANs, 11/6/2009	3,000,248
2,500,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARS (Series DBE-447) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.240%, 11/5/2009	2,500,000
2,700,000		Randolph, NJ, 2.000% BANs, 3/31/2010	2,706,014
2,300,000		Sea Isle City, NJ, 2.500% BANs, 12/10/2009	2,300,961
4,000,000		Wildwood Crest, NJ, 1.750% BANs, 11/6/2009	4,000,271
		TOTAL	22,539,017
		New Mexico – 1.3%
3,750,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Desert Willow, LP)/(U.S. Bank, N.A. LOC), 0.410%, 11/5/2009	3,750,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.300%, 11/4/2009	10,000,000
		TOTAL	13,750,000
		New York – 11.6%
3,300,000		Babylon, NY UFSD, 2.000% TANs, 6/25/2010	3,324,432
15,000,000		Binghamton, NY City School District, 2.000% TANs, 9/17/2010	15,110,466
10,500,000		Broome County, NY, 2.250% BANs, 4/16/2010	10,530,515
11,150,000		Catskill, NY Central School District, 2.250% BANs, 9/24/2010	11,238,704
1,230,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 11/5/2009	1,230,000
1,145,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 1.250%, 11/4/2009	1,145,000
13,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.000% BANs, 5/19/2010	13,580,226
1,735,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.460%, 11/5/2009	1,735,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 1.100%, 11/4/2009	1,700,000
1,105,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 11/5/2009	1,105,000
3

4,990,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 2.600%, 11/5/2009	4,990,000
1,700,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.460%, 11/5/2009	1,700,000
$5,400,000		New York State HFA, (Series 2004A: Archstone Westbury Housing) Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	5,400,000
7,500,000	[3,4]	New York State Thruway Authority, (ROCs RR II R-12297) Weekly VRDNs (FSA, Inc. INS)/(Citibank N.A., New York LIQ), 0.510%, 11/5/2009	7,500,000
2,300,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.230%, 11/5/2009	2,300,000
3,375,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	3,375,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 0.600%, 11/5/2009	2,250,000
13,000,000		Rochester, NY, (Series 2009-II), 2.000% BANs, 8/23/2010	13,114,523
3,890,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.000%, 11/4/2009	3,890,000
15,140,500		Schenectady, NY City School District, (Series 2009A), 1.750% BANs, 7/9/2010	15,196,810
5,225,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/4/2009	5,225,000
		TOTAL	125,640,676
		Ohio – 3.3%
3,535,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	3,535,000
19,895,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA, Inc. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.900%, 11/5/2009	19,895,000
2,500,000		Harrison, OH, 2.700% BANs, 12/10/2009	2,502,062
10,000,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/2/2009	10,000,000
		TOTAL	35,932,062
		Oklahoma – 0.2%
1,939,466	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	1,939,466
		Pennsylvania – 4.3%
3,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 11/4/2009	3,100,000
43,735,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 0.520%, 11/4/2009	43,735,000
		TOTAL	46,835,000
		South Carolina – 0.6%
7,000,000		South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.360%, 11/5/2009	7,000,000
		South Dakota – 1.6%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/5/2009	8,410,000
8,500,000		South Dakota Housing Development Authority, (Series 2006 C) Weekly VRDNs, 0.260%, 11/5/2009	8,500,000
		TOTAL	16,910,000
		Tennessee – 8.6%
4,500,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.970%, 11/6/2009	4,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	3,500,000
8,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	8,500,000
23,535,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 1999) Weekly VRDNs (Country Music Foundation, Inc.)/(SunTrust Bank LOC), 0.650%, 11/5/2009	23,535,000
4

10,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006A) Weekly VRDNs (Jackson Grove, LLC)/(Federal Home Loan Bank of Chicago LOC), 0.260%, 11/5/2009	10,000,000
12,550,000	Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.970%, 11/5/2009	12,550,000
3,200,000	Sevier County, TN Industrial Development Board, (Series 2005) Weekly VRDNs (Heritage Log Homes, Inc.)/(SunTrust Bank LOC), 0.900%, 11/5/2009	3,200,000
$27,425,000	Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	27,425,000
	TOTAL	93,210,000
	Texas – 7.8%
33,790,000	Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (FSA, Inc. INS)/(Landesbank Baden-Wurttemberg GTD LIQ), 0.350%, 11/5/2009	33,790,000
3,000,000	Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(Wachovia Bank N.A. LOC), 0.610%, 11/5/2009	3,000,000
13,100,000	Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Baylor College of Medicine)/(Compass Bank, Birmingham LOC), 0.820%, 11/4/2009	13,100,000
7,470,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	7,470,000
12,200,000	Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA, Inc. INS)/(Bank of America N.A. LIQ), 0.310%, 11/4/2009	12,200,000
14,800,000	Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.300%, 11/5/2009	14,800,000
	TOTAL	84,360,000
	Utah – 0.2%
2,000,000	West Valley City, UT, (Series 1987) Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.280%, 11/2/2009	2,000,000
	Vermont – 1.2%
6,440,000	Vermont HFA, (Series 24A) Weekly VRDNs (Vermont HFA SFM)/(FSA, Inc. INS)/(TD Banknorth N.A. LIQ), 0.450%, 11/4/2009	6,440,000
7,000,000	Vermont HFA, (Series 26) Weekly VRDNs (Vermont HFA SFM)/(FSA, Inc. INS)/(TD Banknorth N.A. LIQ), 0.500%, 11/4/2009	7,000,000
	TOTAL	13,440,000
	Virginia – 2.8%
4,300,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.750% CP (Virginia Electric & Power Co.), Mandatory Tender 1/7/2010	4,300,000
26,350,000	Russell County, VA IDA, (Series 2008B) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 1.500%, 11/4/2009	26,350,000
	TOTAL	30,650,000
	Washington – 2.5%
3,825,000	Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/4/2009	3,825,000
3,590,000	Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.340%, 11/5/2009	3,590,000
4,825,000	Washington State Housing Finance Commission: MFH, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 0.340%, 11/5/2009	4,825,000
2,575,000	Washington State Housing Finance Commission: MFH, (Series 1996A: Pacific Inn Apartments) Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 0.600%, 11/5/2009	2,575,000
12,200,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.320%, 11/5/2009	12,200,000
	TOTAL	27,015,000
	West Virginia – 0.4%
4,000,000	West Virginia EDA, (Series 2005) Weekly VRDNs (Collins Hardwood Company, LLC)/(Bank of America N.A. LOC), 0.610%, 11/5/2009	4,000,000
	Wisconsin – 5.2%
20,000,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	20,000,000
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(ABN AMRO Bank NV, Amsterdam LOC), 1.260%, 11/5/2009	7,710,000
1,000,000	Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.560%, 11/5/2009	1,000,000
5

18,740,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 11/4/2009	18,740,000
8,630,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/4/2009	8,630,000
	TOTAL	56,080,000
	Wyoming – 0.5%
$5,000,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.290%, 11/5/2009	5,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,077,053,456
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	1,077,053,456
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	1,252,643
	TOTAL NET ASSETS — 100%	$1,078,306,099
  Securities that are subject to the federal alternative minimum tax (AMT) represent 53.3% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009 the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.1%	1.9%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $88,220,466, which represented 8.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2009, these liquid restricted securities amounted to $88,220,466, which represented 8.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment
Company Act of 1940, as amended.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
7

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Valuation Inputs
	Level 1 - Quoted Prices And Investments In Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$1,077,053,456	$ —	$1,077,053,456
TOTAL SECURITIES	$ —	$1,077,053,456	$ —	$1,077,053,456

    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LLC	— Limited Liability Corporation
LOC(s)	— Letter(s) of Credit
LP	— Limited Partnership
MERLOTS	— Municipal Exempt Receipts — Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
PLC	— Public Limited Company
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
UFSD	— Union Free School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

  8

  Federated Short-Term U.S. Government Trust

  Portfolio of Investments

  October 31, 2009 (unaudited)

Principal Amount			Value
		Government Agencies – 60.2%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.154%, 11/8/2009	$1,000,000
4,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.323% — 0.850%, 11/13/2009 — 1/11/2010	3,996,673
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.174% — 0.593%, 11/2/2009 — 12/2/2009	14,998,795
8,450,000		Federal Home Loan Bank System Notes, 0.290% — 3.000%, 11/20/2009 — 10/27/2010	8,450,808
9,230,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.180% — 1.000%, 2/1/2010 — 4/19/2010	9,218,803
3,550,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.272% — 0.480%, 11/2/2009 — 12/10/2009	3,549,469
1,500,000		Federal Home Loan Mortgage Corp. Notes, 7.000%, 3/15/2010	1,535,935
6,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.300% — 0.540%, 11/16/2009 — 7/12/2010	6,495,899
3,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.404% — 0.410%, 11/2/2009 — 11/12/2009	2,999,673
1,250,000		Federal National Mortgage Association Notes, 2.500% — 7.250%, 1/15/2010 — 4/9/2010	1,265,879
		TOTAL GOVERNMENT AGENCIES	53,511,934
		U.S. Treasury – 4.2%
3,750,000	[2]	United States Treasury Bills, 0.445% — 0.482%, 4/1/2010	3,742,584
		Repurchase Agreements – 35.5%
3,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.14%, dated 10/9/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,180,833 on 11/9/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,541,313,154.	3,000,000
3,549,000		Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	3,549,000
4,000,000	[3]	Interest in $2,500,000,000 joint repurchase agreement 0.20%, dated 9/4/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,500,833,333 on 11/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $2,554,603,027.	4,000,000
4,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2046 and the market value of those underlying securities was $4,100,732,516.	4,000,000
2,000,000	[3]	Interest in $1,690,000,000 joint repurchase agreement 0.14%, dated 10/5/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,690,197,167 on 11/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,740,871,830.	2,000,000
4,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,500,016,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $2,550,017,000.	4,000,000
1,000,000	[3]	Interest in $825,000,000 joint repurchase agreement 0.14%, dated 10/19/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $825,089,833 on 11/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2039 and the market value of those underlying securities was $841,545,815.	1,000,000
1,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.16%, dated 10/15/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,420,000 on 1/14/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $1,081,568,130.	1,000,000
1,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.16%, dated 10/19/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,156,444 on 1/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/16/2038 and the market value of those underlying securities was $411,810,154.	1,000,000

$4,000,000	Interest in $100,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,000,750 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $102,000,766.	$4,000,000
4,000,000	Interest in $1,990,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $1,990,013,267 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $2,040,089,676.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	31,549,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[4]	88,803,518
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	77,241
	TOTAL NET ASSETS — 100%	$88,880,759
1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$ —	$53,511,934	$ —	$53,511,934
U.S. Treasury	—	3,742,584	—	3,742,584
Repurchase Agreements	—	31,549,000	—	31,549,000
TOTAL SECURITIES	$ —	$88,803,518	$ —	$88,803,518

  1

  Government Obligations Fund

  Portfolio of Investments

  October 31, 2009 (unaudited)

Principal Amount			Value
		Government Agencies – 42.9%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.154%, 11/8/2009	$135,000,000
50,000,000		Federal Farm Credit System Notes, 0.560%, 7/1/2010	50,004,302
2,619,556,000	[2]	Federal Home Loan Bank System Discount Notes, 0.060% — 0.850%, 11/6/2009 — 3/1/2010	2,618,026,081
5,021,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.174% — 0.810%, 11/2/2009 — 12/2/2009	5,020,265,811
4,246,900,000		Federal Home Loan Bank System Notes, 0.290% — 5.015%, 11/20/2009 — 11/3/2010	4,252,926,120
4,157,950,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.170% — 1.000%, 11/23/2009 — 4/19/2010	4,153,611,174
2,307,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.184% — 0.480%, 11/2/2009 — 1/12/2010	2,306,867,330
136,022,000		Federal Home Loan Mortgage Corp. Notes, 4.000%, 12/15/2009	136,612,403
371,090,000		Federal Home Loan Mortgage Corp. Notes, 4.125% — 7.000%, 11/30/2009 — 3/15/2010	375,066,841
2,612,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.170% — 0.540%, 11/16/2009 — 7/12/2010	2,610,879,166
515,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.174% — 0.440%, 11/2/2009 — 1/13/2010	514,898,771
886,836,000		Federal National Mortgage Association Notes, 2.500% — 7.250%, 12/10/2009 — 4/19/2010	898,605,846
432,504,000	[1]	Housing and Urban Development Floating Rate Notes, 0.490%, 11/1/2009	432,504,000
		TOTAL GOVERNMENT AGENCIES	23,505,267,845
		U.S. Treasury – 2.7%
1,280,000,000	[2]	United States Treasury Bills, 0.445% — 0.483%, 4/1/2010	1,277,464,091
75,000,000		United States Treasury Notes, 3.500%, 2/15/2010	75,697,368
100,000,000		United States Treasury Notes, 4.625%, 11/15/2009	100,162,069
		TOTAL U.S. TREASURY	1,453,323,528
		Repurchase Agreements – 54.9%
3,722,252,000		Interest in $5,352,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,352,035,680 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,459,076,456.	3,722,252,000
93,437,000		Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	93,437,000
1,885,000,000	[3]	Interest in $2,500,000,000 joint repurchase agreement 0.20%, dated 9/4/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,500,833,333 on 11/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $2,554,603,027.	1,885,000,000
348,861,000		Repurchase agreement 0.08%, dated 10/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $348,863,326 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2039 and the market value of those underlying securities was $358,336,874.	348,861,000
3,452,000,000		Interest in $4,350,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Bank of America N.A. will repurchase securities provided as collateral for $4,350,029,000 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2039 and the market value of those underlying securities was $4,437,029,581.	3,452,000,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,010,000 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/31/2014 and the market value of those underlying securities was $1,530,010,251.	1,000,000,000
114,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 10/5/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,200,000 on 11/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $2,040,183,660.	114,000,000

1,135,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.14%, dated 10/9/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,180,833 on 11/9/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,541,313,154.	1,135,000,000
$1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $2,040,013,603.	$1,000,000,000
3,096,663,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2046 and the market value of those underlying securities was $4,100,732,516.	3,096,663,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 10/30/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,003,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2013 and the market value of those underlying securities was $1,020,004,366.	1,000,000,000
550,000,000		Interest in $550,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $550,003,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/20/2038 and the market value of those underlying securities was $566,500,030.	550,000,000
1,268,000,000	[3]	Interest in $1,690,000,000 joint repurchase agreement 0.14%, dated 10/5/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,690,197,167 on 11/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,740,871,830.	1,268,000,000
598,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,500,016,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $2,550,017,000.	598,000,000
610,000,000	[3]	Interest in $825,000,000 joint repurchase agreement 0.14%, dated 10/19/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $825,089,833 on 11/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2039 and the market value of those underlying securities was $841,545,815.	610,000,000
555,000,000	[3]	Interest in $725,000,000 joint repurchase agreement 0.14%, dated 10/28/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $725,177,625 on 12/31/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2039 and the market value of those underlying securities was $741,456,207.	555,000,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $1,500,011,250 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/15/2039 and the market value of those underlying securities was $1,545,001,118.	1,000,000,000
315,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 10/19/2009 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $500,064,583 on 11/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2039 and the market value of those underlying securities was $515,028,091.	315,000,000
250,000,000		Repurchase agreement 0.08%, dated 10/30/2009 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,001,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2049 and the market value of those underlying securities was $255,206,980.	250,000,000
1,000,000,000		Repurchase agreement 0.08%, dated 10/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,006,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $1,020,000,600.	1,000,000,000
630,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.16%, dated 10/15/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,420,000 on 1/14/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,081,568,130.	630,000,000
289,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.16%, dated 10/19/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,156,444 on 1/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/16/2038 and the market value of those underlying securities was $411,810,154.	289,000,000
250,000,000		Repurchase agreement 0.06%, dated 10/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $250,001,250 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $255,003,025.	250,000,000
  1

1,102,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2039 and the market value of those underlying securities was $2,050,695,409.	1,102,000,000
$500,000,000	Repurchase agreement 0.09%, dated 10/30/2009 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,003,750 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2038 and the market value of those underlying securities was $515,001,605.	$500,000,000
1,000,000,000	Repurchase agreement 0.08%, dated 10/30/2009 under which Morgan Stanley & Co. will repurchase securities provided as collateral for $1,000,006,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,015,300.	1,000,000,000
1,088,000,000	Interest in $1,990,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Morgan Stanley & Co. will repurchase securities provided as collateral for $1,990,013,267 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $2,040,089,676.	1,088,000,000
500,000,000	Repurchase agreement 0.09%, dated 10/30/2009 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $500,003,750 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2039 and the market value of those underlying securities was $512,429,538.	500,000,000
250,000,000	Repurchase agreement 0.08%, dated 10/30/2009 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $250,001,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $257,501,717.	250,000,000
1,177,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Societe Generale New York will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $2,040,013,600.	1,177,000,000
115,000,000	Repurchase agreement 0.02%, dated 10/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $115,000,192 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/22/2019 and the market value of those underlying securities was $117,302,323.	115,000,000
200,000,000	Repurchase agreement 0.08%, dated 10/30/2009 under which Wells Fargo Securities, LLC will repurchase securities provided as collateral for $200,001,333 on 11/2/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $204,730,725.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	30,094,213,000
	TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[4]	55,052,804,373
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[5]	(259,009,845)
	TOTAL NET ASSETS — 100%	$54,793,794,528
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  2

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  3

      The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$ —	$23,505,267,845	$ —	$23,505,267,845
U.S. Treasury	$ —	$1,453,323,528	$ —	$1,453,323,528
Repurchase Agreements	$ —	$30,094,213,000	$ —	$30,094,213,000
TOTAL SECURITIES	$ —	$55,052,804,373	$ —	$55,052,804,373

    4

    Government Obligations Tax-Managed Fund

    Portfolio of Investments

    October 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 89.5%
$1,207,000,000	[1]	Federal Farm Credit System Discount Notes, 0.090% — 0.800%, 11/2/2009 — 9/1/2010	$1,205,576,718
3,204,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.095% — 0.481%, 11/1/2009 — 11/28/2009	3,203,962,591
258,830,000		Federal Farm Credit System Notes, 0.500% — 7.375%, 1/11/2010 — 8/3/2010	259,465,538
5,540,903,000	[1]	Federal Home Loan Bank System Discount Notes, 0.070% — 0.500%, 11/2/2009 — 2/17/2010	5,539,795,519
2,566,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.198% — 0.810%, 11/2/2009 — 11/19/2009	2,565,714,214
700,100,000		Federal Home Loan Bank System Notes, 0.310% — 3.875%, 11/20/2009 — 4/20/2010	701,829,426
		TOTAL GOVERNMENT AGENCIES	13,476,344,006
		U.S. TREASURY – 9.7%
383,000,000	[1]	United States Treasury Bills, 0.165% — 0.285%, 11/19/2009	382,956,403
293,000,000		United States Treasury Note, 2.000%, 2/28/2010	294,764,087
200,000,000		United States Treasury Note, 2.625%, 5/31/2010	202,695,064
425,000,000		United States Treasury Note, 4.625%, 11/15/2009	425,702,050
150,000,000		United States Treasury Note, 4.750%, 2/15/2010	151,966,083
		TOTAL U.S. TREASURY	1,458,083,687
		TOTAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[3]	14,934,427,693
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[4]	121,488,307
		TOTAL NET ASSETS — 100%	$15,055,916,000

1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

      Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

    INVESTMENT VALUATION

    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

      The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Valuation Inputs
	Level 1 - Quoted Prices And Investments In Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$ —	$13,476,344,006	$ —	$13,476,344,006
U.S. Treasury	—	1,458,083,687	—	1,458,083,687
TOTAL SECURITIES	$ —	$14,934,427,693	$ —	$14,934,427,693

    Liberty U.S. Government Money Market Trust

    Portfolio of Investments

    October 31, 2009 (unaudited)

Principal Amount			Value
		Government Agencies – 46.0%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.154%, 11/8/2009	$1,500,000
8,750,000	[2]	Federal Home Loan Bank System Discount Notes, 0.120% — 0.850%, 11/13/2009 — 1/20/2010	8,743,423
32,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.174% — 0.770%, 11/2/2009 — 12/2/2009	31,995,946
20,500,000		Federal Home Loan Bank System Notes, 0.290% — 5.000%, 11/20/2009 — 11/3/2010	20,523,174
24,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.170% — 1.000%, 1/28/2010 — 4/19/2010	23,974,821
10,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.272% — 0.480%, 11/2/2009 — 12/10/2009	9,998,972
2,275,000		Federal Home Loan Mortgage Corp. Notes, 4.125% — 7.000%, 3/15/2010 — 4/14/2010	2,327,745
11,750,000	[2]	Federal National Mortgage Association Discount Notes, 0.320% — 0.540%, 11/17/2009 — 7/12/2010	11,741,346
7,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.404% — 0.410%, 11/2/2009 — 11/12/2009	6,999,394
2,350,000		Federal National Mortgage Association Notes, 2.500% — 7.250%, 1/15/2010 — 4/9/2010	2,380,240
		TOTAL GOVERNMENT AGENCIES	120,185,061
		U.S. Treasury – 2.4%
6,250,000	[2]	United States Treasury Bills, 0.445% — 0.482%, 4/1/2010	6,237,626
		Repurchase Agreements – 52.4%
13,000,000		Interest in $4,350,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,350,029,000 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2039 and the market value of those underlying securities was $4,437,029,581.	13,000,000
6,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.14%, dated 10/9/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,180,833 on 11/9/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,541,313,154.	6,000,000
5,925,000		Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	5,925,000
10,000,000	[3]	Interest in $2,500,000,000 joint repurchase agreement 0.20%, dated 9/4/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,500,833,333 on 11/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $2,554,603,027.	10,000,000
13,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2046 and the market value of those underlying securities was $4,100,732,516.	13,000,000
8,000,000	[3]	Interest in $1,690,000,000 joint repurchase agreement 0.14%, dated 10/5/2009 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,690,197,167 on 11/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,740,871,830.	8,000,000
13,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,500,016,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $2,550,017,000.	13,000,000
4,000,000	[3]	Interest in $825,000,000 joint repurchase agreement 0.14%, dated 10/19/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $825,089,833 on 11/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2039 and the market value of those underlying securities was $841,545,815.	4,000,000
2,000,000	[3]	Interest in $725,000,000 joint repurchase agreement 0.14%, dated 10/28/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $725,177,625 on 12/31/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2039 and the market value of those underlying securities was $741,456,207.	2,000,000

$1,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 10/19/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $500,064,583 on 11/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2039 and the market value of those underlying securities was $515,028,091.	$1,000,000
6,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.16%, dated 10/15/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,420,000 on 1/14/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,081,568,130.	6,000,000
3,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.16%, dated 10/19/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,156,444 on 1/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/16/2038 and the market value of those underlying securities was $411,810,154.	3,000,000
13,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2042 and the market value of those underlying securities was $2,050,695,409.	13,000,000
13,000,000		Interest in $100,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,000,750 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $102,000,766.	13,000,000
13,000,000		Interest in $1,990,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $1,990,013,267 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $2,040,089,676.	13,000,000
13,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were a U.S. Government Agency security and U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $2,040,013,600.	13,000,000
		TOTAL REPURCHASE AGREEMENTS	136,925,000
		TOTAL INVESTMENTS — 100.8% (AT AMORTIZED COST)[4]	263,347,687
		OTHER ASSETS AND LIABILITIES - NET — (0.8)%[5]	(1,975,584)
		TOTAL NET ASSETS — 100%	$261,372,103
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
      Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

    Investment Valuation

    Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    1

        The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$ —	$120,185,061	$ —	$120,185,061
U.S. Treasury	—	6,237,626	—	6,237,626
Repurchase Agreements	—	136,925,000	—	136,925,000
TOTAL SECURITIES	$ —	$263,347,687	$ —	$263,347,687
      2

      Money Market Management

      Portfolio of Investments

      October 31, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.8%
		Finance — Automotive – 2.8%
$806,154		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	806,154
112,743		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	112,743
		TOTAL ASSET-BACKED SECURITIES	918,897
		Certificates of Deposit – 34.2%
		Finance — Banking – 34.2%
1,500,000		BNP Paribas SA, 0.290%, 12/1/2009	1,500,000
1,700,000		Banco Bilbao Vizcaya Argentaria SA, 0.705%, 12/7/2009	1,700,009
1,600,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 1/19/2010	1,600,000
1,000,000		Barclays Bank PLC, 0.800%, 1/19/2010	1,000,000
300,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	300,000
1,600,000		Calyon, Paris, 0.450%, 2/22/2010	1,600,000
500,000		Rabobank Nederland NV, Utrecht, 0.290%, 1/25/2010	500,000
1,700,000		Societe Generale, Paris, 0.500% — 0.620%, 11/23/2009 — 2/1/2010	1,700,000
750,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	750,000
500,000		Toronto Dominion Bank, 1.500%, 12/14/2009	500,000
		TOTAL CERTIFICATES OF DEPOSIT	11,150,009
		Collateralized Loan Agreements – 10.6%
		Finance — Banking – 10.6%
500,000		Barclays Capital, Inc., 0.650%, 12/22/2009	500,000
1,250,000		Citigroup Global Markets, Inc., 0.520%, 11/2/2009	1,250,000
1,700,000		Deutsche Bank Securities, Inc., 0.750%, 11/3/2009	1,700,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,450,000
		Commercial Paper – 27.1%;1
		Finance — Automotive – 4.9%
1,600,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.850%, 1/11/2010	1,597,318
		Finance — Banking – 14.1%
900,000		Bank of America Corp., 0.280%, 12/16/2009	899,685
600,000	[2,3]	Clipper Receivables Company LLC, 0.370%, 4/1/2010	599,069
1,500,000	[2,3]	Grampian Funding LLC, 0.350%, 11/6/2009	1,499,927
1,600,000		ING (U.S.) Funding LLC, 0.380%, 3/15/2010	1,597,737
		TOTAL	4,596,418
		Finance — Retail – 8.1%
500,000	[2,3]	Enterprise Funding Co. LLC, 0.280%, 12/2/2009	499,879
1,500,000	[2,3]	Salisbury Receivables Company LLC, 0.250%, 1/8/2010	1,499,291
650,000	[2,3]	Yorktown Capital LLC, 0.300%, 11/9/2009	649,957
		TOTAL	2,649,127
		TOTAL COMMERCIAL PAPER	8,842,863
		Corporate Bond – 3.1%
		Finance — Banking – 3.1%
1,000,000		Wells Fargo & Co., 4.200%, 1/15/2010	1,007,816
		Government Agency – 1.5%
		Government Agency – 1.5%
500,000		Federal Home Loan Bank System, 0.800%, 6/22/2010	500,000

	Loan Participation – 4.9%
	Chemicals – 4.9%
$1,600,000	DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 11/25/2009	1,600,000
	Notes — Variable – 7.6%;4
	Finance — Banking – 3.1%
1,000,000	Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.240%, 11/5/2009	1,000,000
	Finance — Commercial – 4.5%
1,500,000	General Electric Capital Corp., 0.284% — 0.524%, 11/9/2009 — 11/10/2009	1,488,700
	TOTAL NOTES — VARIABLE	2,488,700
	Repurchase Agreement – 8.1%
2,636,000	Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009, under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	2,636,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	32,594,285
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	28,204
	TOTAL NET ASSETS — 100%	$32,622,489
1	Discount rate at time of purchase for discount issues or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $4,748,123, which represented 14.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $4,748,123, which represented 14.6% of total net assets.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
        Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

      Investment Valuation

      Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
        Level 1 — quoted prices in active markets for identical securities
        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
        The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
      1

          The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$918,897	$ —	$918,897
Certificates of Deposit	—	11,150,009	—	11,150,009
Collateralized Loan Agreements	—	3,450,000	—	3,450,000
Commercial Paper	—	8,842,863	—	8,842,863
Corporate Bond	—	1,007,816	—	1,007,816
Government Agency	—	500,000	—	500,000
Loan Participation	—	1,600,000	—	1,600,000
Notes — Variable	—	2,488,700	—	2,488,700
Repurchase Agreement	—	2,636,000	—	2,636,000
TOTAL SECURITIES	$ —	$32,594,285	$ —	$32,594,285
          The following acronyms are used throughout this portfolio:
GTD	— Guaranteed
LOC	— Letter of Credit
        2

        Municipal Obligations Fund

        Portfolio of Investments

        October 31, 2009 (unaudited)

Principal Amount		Value
	Short-Term Municipals – 101.3%;1,2
	Alabama – 2.7%
$2,325,000	Alabama HFA MFH, (Series 2001D), Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	2,325,000
4,500,000	Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.400%, 11/5/2009	4,500,000
7,840,000	Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	7,840,000
4,180,000	Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.000%, 11/5/2009	4,180,000
9,755,000	Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	9,755,000
10,000,000	Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.360%, 11/5/2009	10,000,000
50,000,000	Columbia, AL, IDB (Series 1997) Daily VRDNs (Alabama Power Co.), 0.350%, 11/2/2009	50,000,000
15,000,000	Columbia, AL, IDB (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.380%, 11/4/2009	15,000,000
16,000,000	Mobile, AL Special Care Facilities Financing Authority (Series 2008-A), Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	16,000,000
2,405,000	Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.360%, 11/4/2009	2,405,000
3,335,000	Ridge Improvement District (Elmore County), AL, (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 3.000%, 11/5/2009	3,335,000
33,000,000	Southeast Alabama Gas District (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.200%, 11/2/2009	33,000,000
6,700,000	Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.370%, 11/4/2009	6,700,000
2,485,000	Tuscaloosa County, AL Park & Recreation Authority (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 1.200%, 11/5/2009	2,485,000
27,000,000	Tuscaloosa County, AL Port Authority (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.670%, 11/5/2009	27,000,000
	TOTAL	194,525,000
	Alaska – 0.7%
7,500,000	Alaska International Airports System (Series 2009A), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.270%, 11/4/2009	7,500,000
41,620,000	Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D), Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 11/5/2009	41,620,000
	TOTAL	49,120,000
	Arizona – 0.2%
11,275,000	Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.200%, 11/2/2009	11,275,000
1,160,000	Pima County, AZ, IDA (Series 2002B), Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.350%, 11/5/2009	1,160,000
4,000,000	Show Low, AZ ,IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 11/5/2009	4,000,000
	TOTAL	16,435,000
	Arkansas – 0.3%
5,630,000	Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 11/5/2009	5,630,000
10,900,000	Arkansas State Development Finance Authority Solid Waste (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	10,900,000
2,000,000	Sheridan, AR, IDA (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	2,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/5/2009	7,100,000
	TOTAL	25,630,000

	California – 11.1%
10,780,000	ABAG Finance Authority for Non-Profit Corporations, CA (Series 2003), Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	10,780,000
116,000,000	ABAG Finance Authority for Non-Profit Corporations, CA (Series 2007), Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.220%, 11/2/2009	116,000,000
$27,000,000	Bay Area Toll Authority, CA (2008 Series A-1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	27,000,000
98,700,000	Bay Area Toll Authority, CA (Series 2006C), Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Lloyds TSB Bank PLC, London LIQs), 0.200%, 11/5/2009	98,700,000
20,200,000	Bay Area Toll Authority, CA (Series 2007A-2), Weekly VRDNs (Union Bank, N.A. LIQ), 0.200%, 11/5/2009	20,200,000
7,500,000	California Educational Facilities Authority (Series 2005B), Weekly VRDNs (University of San Francisco)/(Bank of America N.A. LOC), 0.180%, 11/4/2009	7,500,000
8,270,000	California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.460%, 11/5/2009	8,270,000
33,300,000	California Infrastructure & Economic Development Bank (Series 2008: Academy of Motion Picture Arts and Sciences), Weekly VRDNs (Vine Street Archive Foundation)/(FHLB of San Francisco LOC), 0.160%, 11/5/2009	33,300,000
620,000	California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.440%, 11/4/2009	620,000
3,355,000	California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.540%, 11/4/2009	3,355,000
1,550,000	California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.660%, 11/5/2009	1,550,000
6,815,000	California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.610%, 11/5/2009	6,815,000
5,000,000	California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.660%, 11/5/2009	5,000,000
3,500,000	California PCFA (Series 2002), Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.660%, 11/5/2009	3,500,000
2,940,000	California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.660%, 11/5/2009	2,940,000
1,430,000	California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.540%, 11/4/2009	1,430,000
8,000,000	California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.660%, 11/5/2009	8,000,000
2,000,000	California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.660%, 11/5/2009	2,000,000
2,350,000	California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 0.660%, 11/5/2009	2,350,000
2,000,000	California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 0.660%, 11/5/2009	2,000,000
2,540,000	California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.540%, 11/4/2009	2,540,000
3,920,000	California PCFA (Series 2006A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.420%, 11/4/2009	3,920,000
2,085,000	California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.540%, 11/4/2009	2,085,000
3,145,000	California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.440%, 11/4/2009	3,145,000
18,350,000	California State Department of Water Resources Power Supply Program (Series 2002 C-10), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LOC), 0.190%, 11/5/2009	18,350,000
9,200,000	California State Department of Water Resources Power Supply Program (Series 2005G-3), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/5/2009	9,200,000
10,700,000	California State (Series 2003 B-1), Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 0.200%, 11/4/2009	10,700,000
8,000,000	California State (Series 2003C-1), Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.200%, 11/5/2009	8,000,000
13,750,000	California State (Series 2004 A-8), Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.200%, 11/5/2009	13,750,000
7,500,000	California State (Series 2005B-7), Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.240%, 11/2/2009	7,500,000
32,705,000	California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/16/2009	32,705,000
2,020,000	California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 0.800%, 11/4/2009	2,020,000
10,410,000	California Statewide Communities Development Authority (Series 2002V: Cienega Garden Apartments), Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.300%, 11/5/2009	10,410,000
        1

4,435,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.510%, 11/5/2009	4,435,000
30,000,000		California Statewide Communities Development Authority (Series 2007 G), Weekly VRDNs (Westgate Pasadena Apartments LP)/(Bank of America N.A. LOC), 0.230%, 11/5/2009	30,000,000
9,230,000		California Statewide Communities Development Authority (Series 2008), Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	9,230,000
$33,250,000		California Statewide Communities Development Authority (Series 2008B), Weekly VRDNs (Children's Hospital of Los Angeles)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	33,250,000
8,000,000		California Statewide Communities Development Authority (Series B), Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.600%, 11/4/2009	8,000,000
1,845,000		Concord, CA, MFH (Series 2001A), Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.320%, 11/5/2009	1,845,000
6,500,000		Dublin, CA USD, 2.50% TRANs, 10/6/2010	6,613,989
1,975,000		Los Angeles, CA Community Redevelopment Agency (Series 2003A: Wilshire Station Apartments) Daily VRDNs (Wilshire Vermont Housing Partners LP)/(Bank of America N.A. LOC), 0.240%, 11/2/2009	1,975,000
36,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 11/5/2009	36,000,000
8,500,000		Los Angeles, CA USD (2008 Series A), Weekly VRDNs (Bank of America N.A. LOC), 0.180%, 11/4/2009	8,500,000
30,000,000		Los Angeles, CA Wastewater System, 0.45% CP, Mandatory Tender 12/8/2009	30,000,000
4,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.210%, 11/5/2009	4,000,000
5,300,000		Los Angeles, CA (Series 2003A), Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.480%, 11/2/2009	5,300,000
4,100,000		Milpitas, CA Unified School District, 2.50% TRANs, 10/6/2010	4,171,900
17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C), Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	17,285,000
14,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), Weekly VRDNs (Riverside County, CA)/(Union Bank, N.A. LOC), 0.180%, 11/4/2009	14,000,000
44,720,000		San Diego County, CA Regional Transportation Commission (Series 2008A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 11/5/2009	44,720,000
8,000,000		San Francisco, CA City & County Airport Commission (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	8,000,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C), Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	24,675,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), Weekly VRDNs (Grant, CA Joint Union High School District)/(FSA INS)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 11/5/2009	22,580,000
10,960,000		Southern California Public Power Authority (Power Projects)/(Series 2009-1: Magnolia Power Project A), Weekly VRDNs (KBC Bank N.V. LOC), 0.190%, 11/4/2009	10,960,000
		TOTAL	811,175,889
		Colorado – 1.7%
1,030,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007), Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.410%, 11/5/2009	1,030,000
2,000,000		Centerra Metropolitan District No. 1, CO (Series 2008), Weekly VRDNs (Compass Bank, Birmingham LOC), 0.770%, 11/4/2009	2,000,000
5,540,000		Colorado Educational & Cultural Facilities Authority (Series A-8), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.250%, 11/2/2009	5,540,000
2,735,000		Colorado Educational & Cultural Facilities Authority (Series A4), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.250%, 11/2/2009	2,735,000
2,000,000		Colorado HFA (Series 2007A), Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.410%, 11/5/2009	2,000,000
410,000		Colorado Springs, CO Utility System (Series 1998), Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 11/5/2009	410,000
26,375,000		Colorado State, 2.00% TRANs, 6/25/2010	26,638,154
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District (Series 2006), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 11/5/2009	1,500,000
15,000,000		Denver, CO City & County Department of Aviation (Subseries 2008C1), Weekly VRDNs (KBC Bank N.V. LOC), 0.500%, 11/4/2009	15,000,000
        2

28,500,000		Denver, CO City & County Department of Aviation (Subseries 2008C2), Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.400%, 11/4/2009	28,500,000
28,500,000		Denver, CO City & County Department of Aviation (Subseries 2008C3), Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.400%, 11/4/2009	28,500,000
$7,310,000	[3,4]	Lower Colorado River Authority, TX (Stage Trust 2009-32C) Weekly VRDNs (LCRA Transmission Services Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.200%, 11/5/2009	7,310,000
		TOTAL	121,163,154
		Connecticut – 0.9%
4,600,000		Connecticut Development Authority (Series 1999), 1.25% CP (New England Power Co.), Mandatory Tender 11/5/2009	4,600,000
2,700,000		Connecticut State Health & Educational Facilities (Series B), Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.180%, 11/2/2009	2,700,000
2,800,000		Connecticut State HEFA (Series 2003 X2), Weekly VRDNs (Yale University), 0.200%, 11/5/2009	2,800,000
3,900,000		Connecticut State HEFA (Series B), Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.170%, 11/4/2009	3,900,000
16,765,000		Hamden, CT, 1.25% BANs, 8/25/2010	16,853,094
6,985,000		New Britain, CT, 3.00% BANs, 3/30/2010	7,032,978
5,000,000		Plainville, CT, 2.00% BANs, 10/28/2010	5,065,307
6,350,000		Sherman, CT, 1.25% BANs, 8/26/2010	6,381,400
14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,043,663
		TOTAL	63,376,442
		Delaware – 2.2%
78,500,000		Delaware EDA, IDRB (Series B), Daily VRDNs (Motiva Enterprises LLC), 0.190%, 11/2/2009	78,500,000
73,000,000		Delaware EDA, IDRB (Series D), Daily VRDNs (Motiva Enterprises LLC), 0.200%, 11/2/2009	73,000,000
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.520%, 11/5/2009	7,000,000
5,000,000		Sussex County, DE, IDA (Series 2000), Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.700%, 11/4/2009	5,000,000
		TOTAL	163,500,000
		District of Columbia – 0.4%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.550%, 11/5/2009	7,500,000
11,340,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.530%, 11/5/2009	11,340,000
5,300,000		District of Columbia (Series 2007), Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	5,300,000
3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 0.290%, 11/5/2009	3,795,000
		TOTAL	27,935,000
		Florida – 4.0%
28,750,000		Alachua County, FL Health Facilities Authority (Series A), Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	28,750,000
8,085,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	8,085,000
3,000,000		Florida HFA (Series 2006H), Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 0.910%, 11/5/2009	3,000,000
29,500,000		Florida HFA (Series 2007G-1), Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.550%, 11/4/2009	29,500,000
16,765,000		JEA, FL Electric System (Series Three 2008C-1: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.200%, 11/5/2009	16,765,000
2,678,000		Lake County, FL, IDA (Series 2002), Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.720%, 11/5/2009	2,678,000
3,500,000	[3,4]	Lee County, FL Memorial Health System (Series 2009D), Weekly VRDNs (SunTrust Bank LOC), 0.550%, 11/4/2009	3,500,000
4,845,000		Leesburg, FL Hospital Authority (Series 2008A), Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	4,845,000
10,800,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145), Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.410%, 11/5/2009	10,800,000
        3

25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 11/5/2009	25,000,000
43,745,000		Orange County, FL, IDA (Series 2007), Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.240%, 11/2/2009	43,745,000
77,745,000		Orlando & Orange County Expressway Authority, FL (Subseries 2008B-2), Weekly VRDNs (SunTrust Bank LOC), 0.370%, 11/5/2009	77,745,000
7,315,000		Palm Beach County, FL Airport System (Series 2007), Weekly VRDNs (Galaxy Aviation)/(Citibank NA, New York LOC), 0.500%, 11/4/2009	7,315,000
$3,040,000		Pasco County, FL Educational Facilities Authority (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 1.150%, 11/6/2009	3,040,000
5,000,000		Pinellas County, FL Health Facility Authority (Series 2006A), Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.240%, 11/2/2009	5,000,000
4,815,000		Polk County, FL, IDA (Series 2005A), Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	4,815,000
20,700,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 0.260%, 11/2/2009	20,700,000
		TOTAL	295,283,000
		Georgia – 4.4%
30,115,000		Albany-Dougherty County, GA, Hospital Authority (Series 2008A), Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.240%, 11/2/2009	30,115,000
52,490,000		Albany-Dougherty County, GA, Hospital Authority (Series 2008B), Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.350%, 11/2/2009	52,490,000
10,850,000		Athens-Clarke County, GA, IDA (Series 2001), Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.240%, 11/2/2009	10,850,000
10,000,000		Atlanta, GA Development Authority (Series 2009), Weekly VRDNs (Georgia Aquarium, Inc.)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	10,000,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	3,000,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.560%, 11/5/2009	5,400,000
2,840,000		Carroll County, GA, Development Authority (Series 2007), Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 3.000%, 11/5/2009	2,840,000
5,540,000		Clayton County, GA, Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.250%, 11/5/2009	5,540,000
9,300,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	9,300,000
14,400,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.820%, 11/5/2009	14,400,000
25,500,000		DeKalb County, GA, Hospital Authority (Series 2003B), Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.320%, 11/5/2009	25,500,000
7,475,000		DeKalb County, GA, MFH Authority (Series 1995), Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 1.250%, 11/5/2009	7,475,000
11,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.430%, 11/5/2009	11,000,000
780,000		Emanuel County, GA, Development Authority (Series 2001), Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.750%, 11/4/2009	780,000
14,370,000		Fayette County, GA, Hospital Authority (Series 2007), Weekly VRDNs (Fayette Community Hospital)/(SunTrust Bank LOC), 0.550%, 11/4/2009	14,370,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	16,000,000
900,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	900,000
2,750,000		Gwinnett County, GA, Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 11/5/2009	2,750,000
14,345,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 1.000%, 11/5/2009	14,345,000
        4

4,000,000		Macon-Bibb County, GA, Hospital Authority (Series 2000), Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	4,000,000
13,000,000		Private Colleges & Universities Facilities of GA (Series 2005C-2), Weekly VRDNs (Emory University), 0.160%, 11/5/2009	13,000,000
30,610,000		Richmond County, GA, Hospital Authority (Series 1999), Weekly VRDNs (University Health Services, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	30,610,000
7,000,000		Roswell, GA, Housing Authority (Series 2005), Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.300%, 11/5/2009	7,000,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 1.900%, 11/4/2009	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.460%, 11/5/2009	19,000,000
		TOTAL	321,415,000
		Idaho – 0.3%
$20,000,000		Idaho Health Facilities Authority (Series 2000), Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.250%, 11/2/2009	20,000,000
		Illinois – 1.6%
1,050,000		Arlington Heights, IL (Series 1997), Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.580%, 11/5/2009	1,050,000
4,100,000		Chicago, IL MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.580%, 11/5/2009	4,100,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.570%, 11/5/2009	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.290%, 11/4/2009	3,000,000
980,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.500%, 11/4/2009	980,000
1,390,000		Crystal Lake, IL, IDA (Series 2006), Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.670%, 11/5/2009	1,390,000
430,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 11/5/2009	430,000
3,695,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.660%, 11/5/2009	3,695,000
6,700,000		Illinois Development Finance Authority (Series 2003), Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.310%, 11/5/2009	6,700,000
3,170,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.690%, 11/4/2009	3,170,000
1,100,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.450%, 11/5/2009	1,100,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.660%, 11/5/2009	4,490,000
3,140,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.580%, 11/5/2009	3,140,000
4,540,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	4,540,000
2,640,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.010%, 11/4/2009	2,640,000
1,260,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Transparent ContainerCompany, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.250%, 11/5/2009	1,260,000
7,425,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.310%, 11/5/2009	7,425,000
1,040,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	1,040,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	7,500,000
5,500,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.540%, 11/5/2009	5,500,000
960,000		Illinois Finance Authority (Series 2008B), Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2009	960,000
8,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 0.400%, 11/4/2009	8,500,000
25,000,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.290%, 11/5/2009	25,000,000
        5

1,200,000	Lake County, IL, IDA (Series 1994), Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.400%, 11/4/2009	1,200,000
1,080,000	Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.270%, 11/5/2009	1,080,000
3,855,000	Peoria, IL (Series 2000), Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/5/2009	3,855,000
920,000	Quad Cities, IL Regional EDA, Revenue Bonds Weekly VRDNs (IsoTech of Illinois, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.550%, 11/5/2009	920,000
1,800,000	Savanna, IL, IDA (Series A), Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/4/2009	1,800,000
1,400,000	Southwestern Illinois Development Authority (Series 2002), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/5/2009	1,400,000
1,334,000	West Chicago, IL, IDA (Series 1997), Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	1,334,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL (Series 2005), Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 11/5/2009	500,000
	TOTAL	118,799,000
	Indiana – 3.9%
$4,485,000	Angola, IN Educational Facilities (Series 2006), Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	4,485,000
15,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,021,960
645,000	Dekko Foundation Educational Facilities Tax Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	645,000
4,100,000	Gary/Chicago, IN International Airport Authority (Series 2007), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.480%, 11/5/2009	4,100,000
660,000	Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 11/5/2009	660,000
900,000	Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/5/2009	900,000
2,800,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002), Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 11/5/2009	2,800,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.540%, 11/5/2009	6,095,000
10,325,000	Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2009A-3), Weekly VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	10,325,000
10,000,000	Indiana State Finance Authority — Solid Waste (Series 2007A), Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	10,000,000
85,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Series 2008C-1), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 11/2/2009	85,000,000
9,750,000	Indianapolis, IN Local Public Improvement Bond Bank (Sub-series 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 11/4/2009	9,750,000
20,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Sub-series 2008C-7), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.400%, 11/2/2009	20,000,000
5,000,000	Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	5,000,000
1,100,000	Indianapolis, IN (Series 1999), Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.450%, 11/4/2009	1,100,000
5,000,000	Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	5,000,000
4,035,000	Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	4,035,000
6,500,000	Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	6,500,000
14,510,000	Jasper, IN Hospital Authority (Series 2008), Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	14,510,000
6,000,000	Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.350%, 11/5/2009	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.760%, 11/5/2009	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.760%, 11/5/2009	1,000,000
        6

10,000,000		Spencer County, IN, PCA (Series 1998), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.760%, 11/5/2009	10,000,000
1,700,000		St. Joseph County, IN, EDRB (Series 2002), Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 11/5/2009	1,700,000
10,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.220%, 11/2/2009	10,000,000
24,900,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.220%, 11/2/2009	24,900,000
11,700,000		Whiting, IN, Environmental Facilities Revenue (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.220%, 11/2/2009	11,700,000
1,400,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 11/5/2009	1,400,000
		TOTAL	282,626,960
		Iowa – 0.3%
5,000,000		Iowa Finance Authority — Health Facilities (Series 2009C), Daily VRDNs (Iowa Health System)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/2/2009	5,000,000
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.610%, 11/5/2009	5,300,000
$6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.610%, 11/5/2009	6,000,000
500,000		Iowa Higher Education Loan Authority (Series 2008), Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.200%, 11/5/2009	500,000
2,375,000		Scott County, IA, IDA (Series 2005A), Weekly VRDNs (Ford Manufacturing Co)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	2,375,000
		TOTAL	19,175,000
		Kansas – 0.9%
7,274,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	7,274,000
3,430,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	3,430,000
9,285,000		Kansas State Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.260%, 11/5/2009	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.310%, 11/5/2009	10,000,000
10,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	10,000,000
5,610,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 0.280%, 11/5/2009	5,610,000
19,300,000		Unified Government of Wyandotte County/Kansas City, KS (Series 2009-IV), 1.00% BANs, 3/1/2010	19,300,000
		TOTAL	64,899,000
		Kentucky – 1.2%
8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.340%, 11/4/2009	8,500,000
8,000,000		Glasgow, KY (Series 1990), Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.900%, 11/4/2009	8,000,000
2,245,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/5/2009	2,245,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 11/5/2009	5,500,000
200,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.750%, 11/5/2009	200,000
3,000,000		Kentucky EDFA (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	3,000,000
6,075,000		Kentucky EDFA (Series 2003), Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	6,075,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 11/5/2009	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.770%, 11/5/2009	1,385,000
10,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.550%, 11/5/2009	10,000,000
        7

10,000,000		Somerset, KY Industrial Building (Series 2009), Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/5/2009	10,000,000
25,155,000		Warren County, KY (Series 2008), Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.300%, 11/5/2009	25,155,000
		TOTAL	85,800,000
		Louisiana – 3.2%
15,000,000		Ascension Parish, LA, IDB (Series 2009), Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.520%, 11/4/2009	15,000,000
18,800,000		Calcasieu Parish, LA, IDB (Series 1994), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 0.220%, 11/2/2009	18,800,000
2,669,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	2,669,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	5,000,000
4,630,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.350%, 11/5/2009	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.360%, 11/4/2009	4,000,000
10,450,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	10,450,000
40,000,000		Louisiana Public Facilities Authority (Series 2004), Weekly VRDNs (Tiger Athletic Foundation)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	40,000,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 0.270%, 11/2/2009	35,000,000
4,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 0.200%, 11/2/2009	4,300,000
40,000,000		Louisiana Public Facilities Authority (Series 2008B), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.340%, 11/4/2009	40,000,000
$29,000,000		Louisiana Public Facilities Authority (Series 2008C), Daily VRDNs (Air Products & Chemicals, Inc.), 0.230%, 11/2/2009	29,000,000
12,000,000		Louisiana State Offshore Terminal Authority (Series 2003A), Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.240%, 11/2/2009	12,000,000
7,500,000		Port of New Orleans, LA Board of Commissioners (Series 2002), Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.360%, 11/4/2009	7,500,000
10,000,000		St. Tammany Parish Development District, LA (Series 2008A), Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	10,000,000
		TOTAL	238,349,000
		Maine – 0.6%
9,800,000		Cumberland County, ME, 2.00% TANs, 11/13/2009	9,801,741
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/4/2009	3,100,000
15,000,000		Maine State Housing Authority (Series 2004 C-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.310%, 11/5/2009	15,000,000
19,000,000		Maine State Housing Authority (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	19,000,000
		TOTAL	46,901,741
		Maryland – 0.9%
2,400,000		Harford County, MD, EDA (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.360%, 11/5/2009	2,400,000
1,000,000		Howard County, MD, EDRB (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 0.420%, 11/5/2009	1,000,000
500,000		Howard County, MD Revenue Bonds (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/3/2009	500,000
2,730,000		Maryland Community Development Administration — MFH (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.400%, 11/4/2009	2,730,000
5,450,000		Maryland Community Development Administration — MFH (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.400%, 11/4/2009	5,450,000
4,900,000		Maryland Community Development Administration — MFH (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.310%, 11/5/2009	4,900,000
6,700,000		Maryland Community Development Administration — MFH (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.310%, 11/5/2009	6,700,000
5,000,000		Maryland Community Development Administration — Residential Revenue (2008 Series D), Weekly VRDNs (KBC Bank N.V. LIQ), 0.310%, 11/5/2009	5,000,000
2,250,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.340%, 11/5/2009	2,250,000
        8

5,000,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	5,000,000
7,420,000	[3,4]	Maryland State Economic Development Corp., SPEARs (DB-635), Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Deutsche Bank AG LIQ), 0.290%, 11/5/2009	7,420,000
13,185,000		Maryland State Health & Higher Educational Facilities Authority (MT-277), Weekly VRDNs (Mercy Medical Center)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.860%, 11/5/2009	13,185,000
3,500,000		Maryland State IDFA (Series 2008), Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.350%, 11/6/2009	3,500,000
8,450,000		Montgomery County, MD Housing Opportunities Commission (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 0.350%, 11/4/2009	8,450,000
		TOTAL	68,485,000
		Massachusetts – 3.2%
30,000,000		Beverly, MA, 1.50% BANs, 10/21/2010	30,216,474
2,250,000		Commonwealth of Massachusetts (Series 1997-B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.260%, 11/5/2009	2,250,000
21,549,181		Gloucester, MA, 1.50% BANs, 9/17/2010	21,718,165
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.15% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 11/10/2009	10,000,000
1,965,000		Massachusetts Development Finance Agency (Series 2004), 1.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 11/10/2009	1,965,000
4,900,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	4,900,000
6,800,000		Massachusetts Development Finance Agency (Series U-1), Weekly VRDNs (Boston University)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 11/5/2009	6,800,000
$14,500,000		Massachusetts Development Finance Agency (Series U-6A), Daily VRDNs (Boston University)/(Bank of America N.A. LOC), 0.200%, 11/2/2009	14,500,000
1,900,000		Massachusetts HEFA (Series A-1), Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.970%, 11/5/2009	1,900,000
14,900,000		Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.400%, 11/5/2009	14,900,000
2,200,000		Massachusetts HEFA (Series B), Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	2,200,000
7,500,000		Massachusetts IFA (Series 1992B), 1.15% CP (New England Power Co.), Mandatory Tender 12/7/2009	7,500,000
5,700,000		Massachusetts State Development Finance Agency (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	5,700,000
12,680,000		Massachusetts State Development Finance Agency (Series 2002A), Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.250%, 11/4/2009	12,680,000
3,000,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	3,000,000
5,200,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.220%, 11/4/2009	5,200,000
5,300,000		Massachusetts State Development Finance Agency (Series 2008A), Weekly VRDNs (Babson College)/(FHLB of Boston LOC), 0.200%, 11/5/2009	5,300,000
57,800,000		Massachusetts State Health & Educational Facility (Series Q), Daily VRDNs (Northeastern University)/(Bank of America N.A. LOC), 0.200%, 11/2/2009	57,800,000
5,000,000		Pittsfield, MA, 1.50% BANs, 10/15/2010	5,035,469
8,845,000		Quincy, MA, 1.50% BANs, 7/30/2010	8,900,426
10,000,000		Salem, MA, 1.50% BANs, 10/22/2010	10,072,365
		TOTAL	232,537,899
		Michigan – 3.6%
17,885,000	[3,4]	Detroit, MI City School District, MACON (Series 2006 J), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.310%, 11/5/2009	17,885,000
9,235,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.310%, 11/5/2009	9,235,000
1,500,000		Grand Rapids, MI, IDR (Series 2007), Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	1,500,000
5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29), Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.350%, 11/5/2009	5,500,000
        9

16,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	16,201,856
7,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	7,091,616
16,900,000		Michigan State Housing Development Authority (Series D-1), Weekly VRDNs (Bank of America N.A. LIQ), 0.370%, 11/5/2009	16,900,000
6,715,000		Michigan State Housing Development Authority: Multi-Family (Series 2003A: Arbors at Georgetown Apartments), Weekly VRDNs (Georgetown Limited Dividend Housing Association LP)/(FHLB of Indianapolis LOC), 0.340%, 11/5/2009	6,715,000
5,800,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.450%, 11/5/2009	5,800,000
7,800,000		Michigan State Strategic Fund (Series 2001), Weekly VRDNs (Whitehall Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	7,800,000
3,280,000		Michigan State Strategic Fund (Series 2007), Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	3,280,000
11,000,000		Michigan Strategic Fund (Series 2005), Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2009	11,000,000
51,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 0.200%, 11/2/2009	51,000,000
6,330,000		Michigan Strategic Fund (Series 2007), Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	6,330,000
5,110,000		Michigan Strategic Fund (Series 2007), Weekly VRDNs (M.S.C.M., Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	5,110,000
47,600,000		St. Joseph, MI Hospital Finance Authority (Series 2006), Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/5/2009	47,600,000
20,000,000		Wayne County, MI Airport Authority (Series 2008B), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/5/2009	20,000,000
10,900,000		Wayne County, MI Airport Authority (Series E), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/4/2009	10,900,000
10,900,000		Wayne County, MI Airport Authority (Series F), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 11/4/2009	10,900,000
		TOTAL	260,748,472
		Minnesota – 1.1%
$1,050,000		Blue Earth, MN (Series 2006), Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 11/5/2009	1,050,000
2,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 11/5/2009	2,000,000
6,000,000		Eden Prairie, MN, MFH (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.420%, 11/6/2009	6,000,000
5,205,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.270%, 11/5/2009	5,205,000
4,790,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	4,790,000
3,020,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	3,020,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.420%, 11/6/2009	24,390,000
16,100,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.420%, 11/6/2009	16,100,000
5,000,000		St. Anthony, MN (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	5,000,000
975,000		St. Paul, MN Housing & Redevelopment Authority (Series 1997), Weekly VRDNs (Kendrick Apartments)/(U.S. Bank, N.A. LOC), 0.550%, 11/4/2009	975,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	4,820,000
720,000		St. Paul, MN, Port Authority (Series 2002-11), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	720,000
4,790,000		Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	4,790,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	4,000,000
		TOTAL	82,860,000
		Mississippi – 1.9%
12,675,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	12,675,000
10,000,000		Mississippi Business Finance Corp. Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	10,000,000
1,400,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.400%, 11/5/2009	1,400,000
        10

2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.400%, 11/5/2009	2,420,000
2,495,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 2.400%, 11/5/2009	2,495,000
9,500,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (Petal Gas Storage LLC)/(Deutsche Bank AG LOC), 0.220%, 11/4/2009	9,500,000
59,200,000		Mississippi Business Finance Corp., (Series 2008), Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	59,200,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	9,800,000
7,200,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.350%, 11/5/2009	7,200,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	8,600,000
9,670,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	9,670,000
6,450,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	6,450,000
		TOTAL	139,410,000
		Missouri – 0.3%
10,000,000		Buchanan County, MO Solid Waste Disposal (Series 2009B), Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.290%, 11/5/2009	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000), Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 11/5/2009	2,000,000
890,000		Missouri State HEFA (Series 1999A), Weekly VRDNs (Drury College)/(Bank of America N.A. LOC), 0.200%, 11/2/2009	890,000
1,390,000		Missouri State HEFA (Series 2003), Daily VRDNs (Drury University)/(Bank of America N.A. LOC), 0.200%, 11/2/2009	1,390,000
3,790,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 0.410%, 11/5/2009	3,790,000
560,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.610%, 11/5/2009	560,000
		TOTAL	18,630,000
		Montana – 0.6%
$5,850,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.410%, 11/5/2009	5,850,000
38,500,000		Montana State Board Of Investments (Series 1989), Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.250%, 11/4/2009	38,500,000
		TOTAL	44,350,000
		Multi-State – 6.0%
27,930,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 11/5/2009	27,930,000
79,365,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 11/5/2009	79,365,000
17,096,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 11/5/2009	17,096,000
23,184,206	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 11/5/2009	23,184,206
43,045,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.410%, 11/5/2009	43,045,000
7,365,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 11/5/2009	7,365,000
21,546,000		FHLMC (Series M017-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.260%, 11/5/2009	21,546,000
9,386,000		FHLMC (Series M019-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 11/5/2009	9,386,000
27,524,000		FHLMC (Series M020-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 11/5/2009	27,524,000
24,290,000		FHLMC (Series M021-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 11/5/2009	24,290,000
        11

76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.33%, 11/5/2009	76,300,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.33%, 11/5/2009	85,300,000
		TOTAL	442,331,206
		Nebraska – 0.6%
25,000,000		Central Plains Energy Project (Project #2), Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.220%, 11/5/2009	25,000,000
2,150,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	2,150,000
300,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 11/5/2009	300,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.360%, 11/5/2009	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 0.370%, 11/4/2009	5,700,000
		TOTAL	45,870,000
		Nevada – 1.5%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.250%, 11/4/2009	50,000,000
11,000,000		Clark County, NV School District (Series 2001A), Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.250%, 11/2/2009	11,000,000
15,900,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 11/4/2009	15,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.450%, 11/5/2009	10,000,000
16,400,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.450%, 11/5/2009	16,400,000
9,155,000	[3,4]	Nevada Housing Division, Stage Trust (Series 2007-116TP), Weekly VRDNs (Arby Road Apartments)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.290%, 11/5/2009	9,155,000
		TOTAL	112,455,000
		New Hampshire – 0.8%
$11,260,000		New Hampshire Business Finance Authority (Series 2008), Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.650%, 11/2/2009	11,260,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.15% CP (New England Power Co.), Mandatory Tender 11/10/2009	4,000,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.25% CP (New England Power Co.), Mandatory Tender 11/5/2009	30,000,000
10,000,000		New Hampshire HEFA (Series 2008), Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 1.000%, 11/5/2009	10,000,000
		TOTAL	55,260,000
		New Jersey – 1.9%
6,200,000		Cliffside Park, NJ, 3.25% BANs, 11/18/2009	6,202,111
7,227,000		East Brunswick Township, NJ, 1.75% BANs, 10/7/2010	7,297,147
10,292,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	10,326,327
4,700,000		New Jersey EDA (2008 Series X), Weekly VRDNs (New Jersey State)/(Bank of America N.A. LOC), 0.170%, 11/4/2009	4,700,000
5,000,000		New Jersey Health Care Facilities Financing Authority (Series 2007-III), Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.210%, 11/4/2009	5,000,000
100,000,000		New Jersey State (Series 2010B), 2.50% TRANs, 6/24/2010	101,264,076
5,515,000		Ridgewood, NJ, 1.25% BANs, 6/25/2010	5,538,021
		TOTAL	140,327,682
		New Mexico – 0.6%
895,000		Albuquerque, NM, IDRB (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	895,000
3,790,000		Albuquerque, NM, IDRB (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	3,790,000
3,200,000		Bernalillo County, NM, MFH (Series 2008), Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.410%, 11/5/2009	3,200,000
        12

10,000,000		Farmington, NM, PCRBs (1994 Series C), Daily VRDNs (Arizona Public Service Co.)/(UBS AG LOC), 0.220%, 11/2/2009	10,000,000
2,150,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.510%, 11/4/2009	2,150,000
7,500,000		New Mexico Educational Assistance Foundation (Senior Series 2004A-2), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.300%, 11/4/2009	7,500,000
4,000,000		New Mexico Educational Assistance Foundation (Senior Series 2009A), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.300%, 11/4/2009	4,000,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.300%, 11/4/2009	10,000,000
1,820,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	1,820,000
		TOTAL	43,355,000
		New York – 6.1%
10,500,000		Akron, NY CSD, 2.50% BANs, 7/14/2010	10,554,066
16,715,000		Amherst, NY CSD, 2.00% BANs, 8/5/2010	16,802,654
13,100,000		Averill Park, NY CSD, 2.00% BANs, 6/25/2010	13,171,098
9,800,000		Binghamton, NY City School District, 2.00% TANs, 9/17/2010	9,872,171
25,970,000		Greene, NY CSD, 2.00% BANs, 7/30/2010	26,074,507
8,970,000		Hamburg Town, NY, 1.50% BANs, 7/14/2010	9,007,264
5,590,000		Hempstead Town, NY IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/5/2009	5,590,000
20,000,000		Indian River, NY CSD, 2.50% BANs, 6/25/2010	20,114,444
5,000,000		Metropolitan Transportation Authority, NY (Series 2005D-2), Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.260%, 11/2/2009	5,000,000
4,735,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.610%, 11/5/2009	4,735,000
14,500,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street), Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.200%, 11/4/2009	14,500,000
10,000,000		New York City, NY, IDA (Series 2007), Weekly VRDNs (Tiago Holdings LLC)/(Lloyds TSB Bank PLC, London LOC), 0.240%, 11/5/2009	10,000,000
7,500,000		New York City, NY Municipal Water Finance Authority (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ), 0.250%, 11/2/2009	7,500,000
$22,500,000		New York City, NY Transitional Finance Authority (Fiscal 2001 Series B), Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.200%, 11/2/2009	22,500,000
21,205,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D), Daily VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 11/2/2009	21,205,000
17,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F), Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.200%, 11/2/2009	17,000,000
20,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B), Daily VRDNs (Citibank NA, New York LIQ), 0.200%, 11/2/2009	20,000,000
6,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E), Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.200%, 11/2/2009	6,500,000
12,900,000		New York City, NY (Fiscal 1994 Series H-3), Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.250%, 11/2/2009	12,900,000
12,800,000		New York City, NY (Fiscal 1994 Series H-3), Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.250%, 11/2/2009	12,800,000
46,335,000		New York City, NY (Fiscal 2008 Subseries J-6), Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.210%, 11/2/2009	46,335,000
12,000,000		New York City, NY (Series 2004H-1), Daily VRDNs (Bank of New York LOC), 0.200%, 11/2/2009	12,000,000
10,075,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.180%, 11/5/2009	10,075,000
19,100,000		New York State HFA Weekly VRDNs (Riverdale Ave. Apartments — A)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	19,100,000
29,000,000		New York State HFA (Series 2000A), Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.260%, 11/4/2009	29,000,000
16,900,000		New York State HFA (Series 2005A: 250 West 93rd Street), Weekly VRDNs (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringen LOC), 0.270%, 11/4/2009	16,900,000
20,900,000		New York State HFA (Series 2008A: 505 West 37th Street), Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thueringen LOC), 0.300%, 11/4/2009	20,900,000
        13

3,130,000	[3,4]	New York State Thruway Authority, ROCs RR II R-12297 Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.510%, 11/5/2009	3,130,000
19,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.23%, 11/5/2009	19,500,000
2,500,000		Waverly, NY CSD, 2.00% BANs, 7/16/2010	2,506,918
4,420,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000), Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/4/2009	4,420,000
		TOTAL	449,693,122
		North Carolina – 2.6%
7,200,000		Charlotte-Mecklenburg Hospital Authority, NC (Series 2007E), Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 0.270%, 11/5/2009	7,200,000
8,205,000		Cleveland County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Chris Craft Corporation)/(Regions Bank, Alabama LOC), 1.250%, 11/5/2009	8,205,000
1,100,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	1,100,000
7,200,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 0.500%, 11/4/2009	7,200,000
17,500,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 0.390%, 11/4/2009	17,500,000
7,945,000		North Carolina Capital Facilities Finance Agency (Series 2004B), Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	7,945,000
10,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/5/2009	10,000,000
1,480,000		North Carolina Capital Facilities Finance Agency (Series 2009), Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	1,480,000
3,480,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	3,480,000
8,400,000		North Carolina Medical Care Commission (Series 1992B), Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.180%, 11/5/2009	8,400,000
87,260,000		North Carolina Medical Care Commission (Series 2008), Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 1.250%, 11/4/2009	87,260,000
21,250,000		Raleigh & Durham, NC Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 0.700%, 11/5/2009	21,250,000
8,700,000		Raleigh, NC (Series 2005B-2), Weekly VRDNs (RBC Bank (USA) LIQ), 0.300%, 11/4/2009	8,700,000
		TOTAL	189,720,000
		North Dakota – 0.3%
$515,000		Hebron, ND, IDA (Series 1998), Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.390%, 11/5/2009	515,000
10,000,000		North Dakota State HFA (Series 2009 B), Weekly VRDNs (FHLB of Des Moines LIQ), 0.300%, 11/4/2009	10,000,000
10,920,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.560%, 11/5/2009	10,920,000
		TOTAL	21,435,000
		Ohio – 0.7%
100,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.750%, 11/5/2009	100,000
20,305,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 1.000%, 11/5/2009	20,305,000
20,000,000		Hancock County, OH (Series 2004), Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 0.900%, 11/5/2009	20,000,000
11,200,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(GTD by BP PLC), 0.220%, 11/2/2009	11,200,000
		TOTAL	51,605,000
		Oklahoma – 0.6%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 0.700%, 11/4/2009	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	6,000,000
12,226,313	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	12,226,313
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 0.300%, 11/4/2009	2,500,000
        14

1,725,000		Oklahoma State Industrial Authority (Series 2001), Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/5/2009	1,725,000
3,000,000		Oklahoma State Turnpike Authority (Series 2006C), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.180%, 11/5/2009	3,000,000
14,510,000		Oklahoma State Turnpike Authority (Series 2006F), Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/2/2009	14,510,000
		TOTAL	45,161,313
		Oregon – 2.2%
500,000		Oregon State EDRB (Series 175), Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.540%, 11/5/2009	500,000
35,000,000		Oregon State Housing and Community Services Department (2008 Series C), Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 11/5/2009	35,000,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,492,964
62,150,000		Oregon State, Veteran's Welfare Bonds (Series 73F), Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.230%, 11/4/2009	62,150,000
6,500,000		Oregon State, Veteran's Welfare Bonds (Series 73H), Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.200%, 11/4/2009	6,500,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	10,000,000
2,000,000		Port Portland, OR Special Obligation (Series 2006), Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.270%, 11/5/2009	2,000,000
		TOTAL	163,642,964
		Pennsylvania – 2.2%
40,000,000	[3,4]	Allegheny County, PA Hospital Development, (Series MT-506), Daily VRDNs (UPMC Health System)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.370%, 11/5/2009	40,000,000
1,080,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.230%, 11/5/2009	1,080,000
10,000,000		Pennsylvania State Higher Education Facilities Authority (2008 Series A), Weekly VRDNs (University of Pennsylvania Health System)/(Bank of America N.A. LOC), 0.180%, 11/4/2009	10,000,000
31,250,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,614,682
70,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	70,805,000
7,290,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority (Series A of 2007), Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.270%, 11/5/2009	7,290,000
1,335,000		Westmoreland County, PA, IDA (Series 2005A), Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	1,335,000
		TOTAL	162,124,682
		Rhode Island – 0.2%
$3,040,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.500%, 11/5/2009	3,040,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.270%, 11/4/2009	7,000,000
7,960,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.250%, 11/2/2009	7,960,000
		TOTAL	18,000,000
		South Carolina – 1.5%
8,100,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Corporation North America, Inc.), 0.220%, 11/2/2009	8,100,000
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.370%, 11/4/2009	24,000,000
10,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 0.340%, 11/4/2009	10,000,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 0.370%, 11/4/2009	5,600,000
25,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 0.340%, 11/4/2009	25,000,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.370%, 11/4/2009	3,700,000
3,000,000		South Carolina Jobs-EDA (Series 1997B), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.550%, 11/5/2009	3,000,000
6,225,000		South Carolina Jobs-EDA (Series 1997C), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.550%, 11/5/2009	6,225,000
        15

15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	15,000,000
12,635,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	12,635,000
		TOTAL	113,260,000
		South Dakota – 1.1%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.610%, 11/5/2009	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.450%, 11/5/2009	4,000,000
20,800,000		South Dakota Housing Development Authority (Series 2007 I), Weekly VRDNs, 0.260%, 11/5/2009	20,800,000
45,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (Series 2008C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.270%, 11/4/2009	45,000,000
		TOTAL	79,650,000
		Tennessee – 2.2%
5,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.400%, 11/4/2009	5,000,000
800,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.250%, 11/5/2009	800,000
800,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/5/2009	800,000
35,000,000		Johnson City, TN Health & Education Facilities Board (Series 2007A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 1.500%, 11/4/2009	35,000,000
41,800,000		Johnson City, TN Health & Education Facilities Board (Series 2008A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 1.500%, 11/4/2009	41,800,000
35,000,000		Knox County, TN Health Education & Housing Facilities Board (Subseries B-2), Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 11/2/2009	35,000,000
10,000,000		Lewisburg, TN, IDB (Series 2003), Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.300%, 11/5/2009	10,000,000
830,000		Loudon, TN, IDB (Series 2002), Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/5/2009	830,000
4,545,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B), Weekly VRDNs (Hickory Forest Apartments)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.460%, 11/5/2009	4,545,000
11,100,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.970%, 11/5/2009	11,100,000
9,500,000		Springfield, TN Health & Educational Facilities Board (Series 2008), Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	9,500,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.900%, 11/4/2009	845,000
$7,445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.500%, 11/5/2009	7,445,000
		TOTAL	162,665,000
		Texas – 11.9%
35,075,000		Austin, TX Water and Wastewater System (Series 2004), Weekly VRDNs (FSA INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.350%, 11/5/2009	35,075,000
9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B), Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.400%, 11/4/2009	9,950,000
1,010,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.300%, 11/2/2009	1,010,000
24,630,000		Brazos River Authority, TX (Series 2002A), Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.300%, 11/2/2009	24,630,000
12,500,000		Brazos River, TX, HBR Navigation District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/2/2009	12,500,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.320%, 11/5/2009	8,200,000
4,390,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 0.360%, 11/4/2009	4,390,000
        16

4,000,000		Colorado River, TX Municipal Water Distribution (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.430%, 11/5/2009	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	2,950,000
18,850,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.230%, 11/2/2009	18,850,000
34,700,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Corporation North America, Inc.), 0.220%, 11/2/2009	34,700,000
45,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Corporation North America, Inc.), 0.230%, 11/2/2009	45,200,000
9,800,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Corporation North America, Inc.), 0.220%, 11/2/2009	9,800,000
22,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Corporation North America, Inc.), 0.220%, 11/2/2009	22,500,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Corporation North America, Inc.)/(GTD by BP PLC), 0.220%, 11/2/2009	22,700,000
70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.220%, 11/2/2009	70,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.340%, 11/4/2009	8,000,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.340%, 11/4/2009	12,500,000
3,625,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-3), Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.550%, 11/5/2009	3,625,000
77,700,000		Harris County, TX, HFDC (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.400%, 11/2/2009	77,700,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	6,900,000
80,400,000		Houston, TX Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.310%, 11/4/2009	80,400,000
7,500,000	[3,4]	Matagorda County, TX Navigation District No. 1, (Stage Trust 2009-31-C), Weekly VRDNs (AEP Texas Central Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.200%, 11/5/2009	7,500,000
4,200,000		Mission, TX Economic Development Corp., (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	4,200,000
40,000,000		Oakbend, TX, HFDC (Series 2008), Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.350%, 11/2/2009	40,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.340%, 11/4/2009	5,000,000
15,000,000		Port Arthur Navigation District, TX,, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.340%, 11/4/2009	15,000,000
6,000,000		Port Arthur Navigation District, TX, IDC (Series 2005), Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.200%, 11/2/2009	6,000,000
25,700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Series 2008A), Daily VRDNs (Motiva Enterprises LLC), 0.200%, 11/2/2009	25,700,000
$23,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Series 2008B), Daily VRDNs (Motiva Enterprises LLC), 0.190%, 11/2/2009	23,200,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.260%, 11/5/2009	13,000,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.260%, 11/4/2009	1,500,000
26,965,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-5), Weekly VRDNs (Christus Health System)/(Compass Bank, Birmingham LOC), 0.350%, 11/4/2009	26,965,000
13,550,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008F), Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 0.350%, 11/4/2009	13,550,000
9,915,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.530%, 11/5/2009	9,915,000
32,385,000		Texas State Department of Housing & Community Affairs (Series 2007 A), Weekly VRDNs (Texas State LIQ), 0.300%, 11/5/2009	32,385,000
810,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.300%, 11/4/2009	810,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	133,199,106
        17

7,220,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	7,220,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.290%, 11/5/2009	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146), Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.350%, 11/4/2009	10,000,000
		TOTAL	874,894,106
		Utah – 0.2%
1,840,000		Murray City, Utah Hospital Revenue (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/2/2009	1,840,000
4,910,000		Murray City, Utah Hospital Revenue (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/2/2009	4,910,000
1,455,000		Salt Lake County, UT Training Facilities (Series 2000), Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.320%, 11/5/2009	1,455,000
1,100,000		Utah State Housing Corporation: MFH (Series 2007), Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.410%, 11/5/2009	1,100,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.550%, 11/5/2009	4,000,000
300,000		West Valley City. UT (Series 1987), Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.280%, 11/2/2009	300,000
		TOTAL	13,605,000
		Vermont – 0.2%
12,945,000		Vermont HFA (Series 25A) Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 0.450%, 11/4/2009	12,945,000
		Virginia – 0.9%
1,000,000		Brunswick County, VA, IDA (Series 1996), Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 2.300%, 11/5/2009	1,000,000
34,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.75% CP (Virginia Electric & Power Co.), Mandatory Tender 1/7/2010	34,000,000
3,000,000		Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	3,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.270%, 11/5/2009	5,000,000
5,185,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.270%, 11/5/2009	5,185,000
4,535,000		Norfolk, VA, EDA (Series 2008D-2), Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	4,535,000
5,100,000		Portsmouth, VA, IDA (Series 2001A), Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.360%, 11/5/2009	5,100,000
3,000,000		Portsmouth, VA, IDA (Series 2001B), Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.360%, 11/5/2009	3,000,000
5,885,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 11/2/2009	5,885,000
		TOTAL	66,705,000
		Washington – 1.9%
$2,500,000		Kitsap County, WA, IDC (Series 2006), Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	2,500,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.750%, 11/5/2009	9,000,000
2,210,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project), Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	2,210,000
620,000		Port of Bellingham, WA, IDC (Series 2005), Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.390%, 11/5/2009	620,000
15,000,000		Port of Bellingham, WA, IDC (Series 2007), Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 0.220%, 11/2/2009	15,000,000
3,440,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.360%, 11/5/2009	3,440,000
7,470,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.460%, 11/5/2009	7,470,000
36,000,000		Port of Tacoma, WA (Series 2008: Subordinate Lien), Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.230%, 11/2/2009	36,000,000
1,100,000		Seattle, WA Housing Authority (Series 2003: Rainier Vista Project, Phase I), Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 1.800%, 11/5/2009	1,100,000
1,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	1,500,000
        18

3,225,000	Washington State EDFA (Series 2000C), Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 1.020%, 11/5/2009	3,225,000
10,850,000	Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.290%, 11/4/2009	10,850,000
7,375,000	Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.560%, 11/5/2009	7,375,000
1,000,000	Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.560%, 11/5/2009	1,000,000
1,715,000	Washington State EDFA (Series 2002B), Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.290%, 11/5/2009	1,715,000
4,720,000	Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.300%, 11/4/2009	4,720,000
10,000,000	Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.500%, 11/5/2009	10,000,000
4,500,000	Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 11/5/2009	4,500,000
3,210,000	Washington State EDFA (Series C), Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.320%, 11/5/2009	3,210,000
4,800,000	Washington State Housing Finance Commission (Series A), Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/5/2009	4,800,000
5,350,000	Washington State Housing Finance Commission: MFH (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.450%, 11/5/2009	5,350,000
3,560,000	Washington State Housing Finance Commission: MFH (Series 2007), Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.410%, 11/5/2009	3,560,000
	TOTAL	139,145,000
	West Virginia – 0.2%
9,000,000	Grant County, WV County Commission, PCRB (Series 1994), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 11/5/2009	9,000,000
3,760,000	Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 11/5/2009	3,760,000
	TOTAL	12,760,000
	Wisconsin – 2.0%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.510%, 11/5/2009	9,500,000
4,000,000	Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.510%, 11/5/2009	4,000,000
800,000	Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.500%, 11/4/2009	800,000
1,325,000	Kiel, WI, IDA (Series 2007), Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.510%, 11/5/2009	1,325,000
5,270,000	Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.540%, 11/5/2009	5,270,000
1,490,000	Manitowoc, WI (Series 2006), Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 11/5/2009	1,490,000
1,700,000	West Bend, WI, IDA (Series 2006), Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.670%, 11/5/2009	1,700,000
1,800,000	Whitehall, WI, IDRB (Series 2007), Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	1,800,000
44,750,000	Wisconsin Health & Educational Facilities Authority (Series 2004), Weekly VRDNs (Aspirus Wausau Hospital, Inc. Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/4/2009	44,750,000
26,935,000	Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 11/4/2009	26,935,000
$11,830,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 11/4/2009	11,830,000
17,675,000	Wisconsin State HEFA (Series 2006), Weekly VRDNs (Attic Angel Obligated Group)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.000%, 11/5/2009	17,675,000
16,000,000	Wisconsin State HEFA (Series 2006A), Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/4/2009	16,000,000
	TOTAL	143,075,000
	Wyoming – 0.7%
19,200,000	Sweetwater County, WY Environmental Improvement (Series 1995), Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.300%, 11/2/2009	19,200,000
        19

30,000,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.290%, 11/5/2009	30,000,000
	TOTAL	49,200,000
	TOTAL MUNICIPAL INVESTMENTS — 101.3% (AT AMORTIZED COST)[5]	7,422,015,632
	OTHER ASSETS AND LIABILITIES - NET — (1.3)%[6]	(97,375,642)
	TOTAL NET ASSETS — 100%	$7,324,639,990
          Securities that are subject to the federal alternative minimum tax (AMT) represent 51.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $780,764,519, which represented 10.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $780,764,519, which represented 10.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
          Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
        20

          Investment Valuation
          Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
          Level 1 — quoted prices in active markets for identical securities
          Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
          The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$7,422,015,632	$ —	$7,422,015,632

        21

          The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bonds
PUTTERs	— Puttable Tax-Exempt Receipt(s)
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

        22

        Prime Cash Obligations Fund

        Portfolio of Investments

        October 31, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.7%
		Finance — Automotive – 1.6%
$60,198,795		AmeriCredit Automobile Receivables Trust 2009-1, Class A1, 0.837%, 7/15/2010	60,198,795
9,255,443	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	9,255,443
34,163,654	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	34,163,654
10,753,030		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	10,753,030
10,000,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A1, 0.326%, 10/15/2010	10,000,000
33,544,256	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 0.987%, 6/15/2010	33,544,256
24,058,154	[1,2]	Ford Credit Auto Owner Trust 2009-D, Class A1, 0.357%, 9/15/2010	24,058,154
1,279,380		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	1,279,380
16,752,434	[1,2]	MMCA Auto Owner Trust 2009-A, Class A1, 1.688%, 6/4/2010	16,752,434
35,709,248		Nissan Auto Lease Trust 2009-B, Class A1, 0.410%, 9/15/2010	35,709,248
7,146,368		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	7,146,368
8,793,993		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	8,793,993
		TOTAL	251,654,755
		Finance — Equipment – 0.1%
223,364		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	223,364
20,000,000		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	20,000,000
		TOTAL	20,223,364
		TOTAL ASSET-BACKED SECURITIES	271,878,119
		Certificates of Deposit – 30.2%
		Finance — Banking – 30.2%
275,000,000		BNP Paribas SA, 0.340%, 5/5/2010	275,000,000
600,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.700% — 1.070%, 11/2/2009 — 12/7/2009	600,000,554
605,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250% — 0.390%, 11/2/2009 — 1/19/2010	605,000,000
150,000,000		Barclays Bank PLC, 0.800%, 1/19/2010	150,000,000
225,000,000		Branch Banking & Trust Co., 0.500% — 0.650%, 11/2/2009 — 1/4/2010	225,000,000
690,000,000		Calyon, Paris, 0.250% — 0.450%, 11/2/2009 — 2/1/2010	690,000,000
400,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 — 3/24/2010	400,000,000
747,000,000		Mizuho Corporate Bank Ltd., 0.250% — 0.320%, 11/9/2009 — 1/28/2010	747,000,000
750,000,000		Societe Generale, Paris, 0.340% — 0.650%, 11/23/2009 — 4/23/2010	750,000,000
385,250,000		State Street Bank and Trust Co., 0.340%, 4/6/2010 — 4/20/2010	385,250,000
50,000,000		Toronto Dominion Bank, 1.500%, 12/14/2009	50,000,000
62,000,000		Union Bank, N.A., 0.320%, 11/10/2009	62,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,939,250,554
		Collateralized Loan Agreements – 19.1%
		Finance — Banking – 19.1%
85,250,000		BNP Paribas Securities Corp., 0.420% — 0.570%, 11/2/2009	85,250,000
350,000,000		Banc of America Securities LLC, 0.396% — 0.590%, 11/2/2009 — 1/19/2010	350,000,000
600,000,000		Barclays Capital, Inc., 0.460% — 0.700%, 12/10/2009 — 1/25/2010	600,000,000
795,000,000		Citigroup Global Markets, Inc., 0.520% — 0.620%, 11/2/2009	795,000,000
795,000,000		Deutsche Bank Securities, Inc., 0.570% — 0.750%, 11/2/2009 — 11/3/2009	795,000,000
500,000,000		Greenwich Capital Markets, Inc., 0.620%, 11/2/2009 — 11/9/2009	500,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,125,250,000

		Commercial Paper – 13.9%;3
		Chemicals – 0.6%
$100,000,000	[1,2]	BASF SE, 0.650%, 12/1/2009	99,945,833
		Finance — Banking – 7.3%
120,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.000% — 1.015%, 11/12/2009 — 11/16/2009	119,952,131
200,000,000		Bank of America Corp., 0.280%, 12/16/2009	199,930,000
220,000,000	[1,2]	Clipper Receivables Company LLC, 0.280% — 0.320%, 11/18/2009 — 1/15/2010	219,917,467
125,000,000	[1,2]	Gotham Funding Corp., 0.240% — 0.250%, 12/8/2009 — 1/19/2010	124,954,396
250,000,000		ING (U.S.) Funding LLC, 0.290% — 0.300%, 11/10/2009 — 2/19/2010	249,813,042
28,440,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.250%, 11/2/2009	28,439,802
43,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.290%, 11/25/2009	42,991,687
35,000,000	[1,2]	Surrey Funding Corporation, 0.240%, 1/14/2010	34,982,733
168,158,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.260%, 1/11/2010	168,071,772
		TOTAL	1,189,053,030
		Finance — Commercial – 4.5%
104,000,000	[1,2]	Fairway Finance Co. LLC, 0.290%, 11/4/2009	103,997,487
413,000,000		General Electric Capital Corp., 0.390%, 11/20/2009 — 12/1/2009	412,895,566
225,000,000		General Electric Capital Services, 0.630% — 0.750%, 11/9/2009 — 11/16/2009	224,948,125
		TOTAL	741,841,178
		Finance — Retail – 1.5%
23,612,000	[1,2]	Chariot Funding LLC, 0.190%, 11/9/2009	23,611,003
38,588,000	[1,2]	Falcon Asset Securitization Company LLC, 0.190%, 11/9/2009	38,586,371
180,000,000	[1,2]	Yorktown Capital LLC, 0.250% — 0.300%, 11/9/2009 — 1/19/2010	179,963,903
		TOTAL	242,161,277
		TOTAL COMMERCIAL PAPER	2,273,001,318
		Corporate Bond – 0.0%
		Finance — Commercial – 0.0%
5,000,000		General Electric Capital Corp., 3.750%, 12/15/2009	5,013,682
		Government Agency – 1.5%
		Government Agency – 1.5%
250,500,000		Federal Home Loan Bank System, 0.660% — 0.800%, 1/27/2010 — 6/22/2010	250,496,519
		Notes — Variable – 5.1%;4
		Finance — Banking – 3.2%
2,000,000		Albuquerque, NM IDRB, Series 1997, El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.500%, 11/5/2009	2,000,000
6,785,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 1.000%, 11/5/2009	6,785,000
450,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 1.290%, 11/5/2009	450,000
830,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.250%, 11/6/2009	830,000
3,990,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.350%, 11/2/2009	3,990,000
10,065,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	10,065,000
9,768,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.600% — 2.300%, 11/5/2009	9,768,000
7,358,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	7,358,000
1,189,000		Capital One Funding Corp., (Series 2002-A), (JPMorgan Chase Bank, N.A. LOC), 2.300%, 11/5/2009	1,189,000
916,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	916,000
1,360,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.950%, 11/5/2009	1,360,000
1,147,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	1,147,000
7,800,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 0.350%, 11/4/2009	7,800,000
1,005,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.350%, 11/4/2009	1,005,000
8,980,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, Series 2004, (Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	8,980,000
5,200,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.280%, 11/5/2009	5,200,000
        1

$9,165,000		Guiding Light Church, Series 2005, (Wachovia Bank N.A. LOC), 0.350%, 11/5/2009	9,165,000
22,330,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 0.250%, 11/5/2009	22,330,000
4,230,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 1.000%, 11/5/2009	4,230,000
770,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.400%, 11/5/2009	770,000
75,000,000		Lloyds TSB Bank PLC, London, 0.194%, 11/6/2009	75,000,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 0.250%, 11/4/2009	5,000,000
6,810,000		Maryland State Economic Development Corp., Human Genome Sciences, Series 1999B, (Wachovia Bank N.A. LOC), 1.010%, 11/3/2009	6,810,000
1,760,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 0.350%, 11/6/2009	1,760,000
1,515,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.350%, 11/6/2009	1,515,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase Bank, N.A. LOC), 1.000%, 11/5/2009	10,000,000
2,625,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 1.000%, 11/5/2009	2,625,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 0.350%, 11/4/2009	2,565,000
50,360,000		Oklahoma State Turnpike Authority, (Series 2006C), 0.180%, 11/5/2009	50,360,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, Series 1998-B1, (Wachovia Bank N.A. LOC), 0.550%, 11/4/2009	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.284%, 1/7/2010	200,000,000
3,020,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 0.800%, 11/5/2009	3,020,000
1,335,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 0.250%, 11/4/2009	1,335,000
2,100,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/5/2009	2,100,000
5,855,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 1.240%, 11/5/2009	5,855,000
30,000,000		Tuscaloosa County, AL IDA, Series 2009 A, (JPMorgan Chase Bank, N.A. LOC), 0.420%, 11/4/2009	30,000,000
2,010,000		University Church of Christ, (Wachovia Bank N.A. LOC), 0.350%, 11/6/2009	2,010,000
530,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.350%, 11/5/2009	530,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 1.000%, 11/5/2009	2,485,000
		TOTAL	529,528,000
		Finance — Commercial – 1.1%
1,400,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 0.650%, 11/5/2009	1,400,000
169,613,000		General Electric Capital Corp., 0.284% — 0.524%, 11/2/2009 — 1/21/2010	169,026,899
7,545,000	[1,2]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.450%, 11/5/2009	7,545,000
		TOTAL	177,971,899
		Health Care – 0.5%
80,000,000	[1,2]	Roche Holding AG, 1.393%, 11/25/2009	80,000,000
		Insurance – 0.3%
45,000,000		ING USA Annuity and Life Insurance Co., 0.872%, 12/10/2009	45,000,000
		TOTAL NOTES — VARIABLE	832,499,899
		Time Deposits – 9.2%
		Finance — Banking – 9.2%
700,000,000		Lloyds TSB Bank PLC, London, 0.120%, 11/2/2009	700,000,000
800,000,000		Svenska Handelsbanken, Stockholm, 0.100%, 11/2/2009	800,000,000
		TOTAL TIME DEPOSITS	1,500,000,000
		Repurchase Agreements – 19.3%
1,166,263,000		Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	1,166,263,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $2,048,923,694.	1,000,000,000
        2

$1,000,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,500,016,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2039 and the market value of those underlying securities was $2,550,017,000.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	3,166,263,000
	TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	16,363,653,091
	OTHER ASSETS AND LIABILITES - NET — 0.0%[6]	6,632,251
	TOTAL NET ASSETS — 100%	$16,370,285,342
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $1,534,302,037, which represented 9.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $1,534,302,037, which represented 9.4% of total net assets.
3	Discount rate at time of purchase for discount issues or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
          Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

        Investment Valuation

        Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
          Level 1 — quoted prices in active markets for identical securities
          Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
        3

            The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$271,878,119	$ —	$271,878,119
Certificates of Deposit	—	4,939,250,554	—	4,939,250,554
Collateralized Loan Agreements	—	3,125,250,000	—	3,125,250,000
Commercial Paper	—	2,273,001,318	—	2,273,001,318
Corporate Bond	—	5,013,682	—	5,013,682
Government Agency	—	250,496,519	—	250,496,519
Notes — Variable	—	832,499,899	—	832,499,899
Time Deposits	—	1,500,000,000	—	1,500,000,000
Repurchase Agreements	—	3,166,263,000	—	3,166,263,000
TOTAL SECURITIES	$ —	$16,363,653,091	$ —	$16,363,653,091
            The following acronyms are used throughout this portfolio:
EDA	— Economic Development Authority
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
SWP	— Swap Agreement

          4

          Prime Management Obligations Fund

          Portfolio of Investments

          October 31, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.4%
		Finance — Automotive – 2.3%
$19,079,134		BMW Canada Auto Trust (Series 2009-1), Class A1, 0.673%, 10/20/2010	19,079,134
11,572,795	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.011%, 7/15/2010	11,572,795
365,537		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	365,537
24,184,613		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.357%, 9/15/2010	24,184,613
3,447,232	[1,2]	MMCA Auto Owner Trust 2009-A, Class A1, 1.688%, 6/4/2010	3,447,232
7,928,184		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	7,928,184
1,803,896		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	1,803,896
		TOTAL	68,381,391
		Finance — Equipment – 0.1%
3,750,005	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	3,750,005
		TOTAL ASSET-BACKED SECURITIES	72,131,396
		Certificates of Deposit – 31.1%
		Finance — Banking – 31.1%
40,000,000		BNP Paribas SA, 0.340%, 5/5/2010	40,000,000
125,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.655% — 1.070%, 11/2/2009 — 12/9/2009	125,000,395
100,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250% — 0.280%, 11/27/2009 — 1/19/2010	100,000,000
75,000,000		Barclays Bank PLC, 0.520% — 0.800%, 1/19/2010 — 4/12/2010	75,000,000
54,500,000		Bayerische Landesbank, 0.470% — 0.480%, 11/20/2009 — 11/25/2009	54,500,321
150,000,000		Branch Banking & Trust Co., 0.500% — 0.650%, 11/2/2009 — 1/4/2010	150,000,000
100,000,000		Calyon, Paris, 0.280% — 0.450%, 2/1/2010 — 2/22/2010	100,000,000
50,000,000		Natixis, 0.240%, 11/23/2009	50,000,000
125,000,000		Societe Generale, Paris, 0.480% — 0.650%, 11/23/2009 — 2/11/2010	125,000,000
30,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	30,000,000
60,000,000		Sumitomo Mitsui Banking Corp., 0.250% — 0.280%, 11/4/2009 — 12/21/2009	60,000,000
20,000,000		Toronto Dominion Bank, 1.500%, 12/14/2009	20,000,000
		TOTAL CERTIFICATES OF DEPOSIT	929,500,716
		Collateralized Loan Agreements – 18.0%
		Finance — Banking – 18.0%
70,000,000		BNP Paribas Securities Corp., 0.570%, 11/2/2009	70,000,000
50,000,000		Banc of America Securities LLC, 0.400% — 0.620%, 11/2/2009 — 1/19/2010	50,000,000
10,000,000		Barclays Capital, Inc., 0.700%, 12/10/2009	10,000,000
120,000,000		Citigroup Global Markets, Inc., 0.620%, 11/2/2009	120,000,000
147,000,000		Deutsche Bank Securities, Inc., 0.620% — 0.750%, 11/2/2009 — 11/3/2009	147,000,000
90,000,000		Greenwich Capital Markets, Inc., 0.620%, 11/2/2009	90,000,000
50,000,000		Wells Fargo Securities, LLC, 0.500%, 11/2/2009	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	537,000,000
		Commercial Paper – 16.1%;3
		Finance — Banking – 11.2%
10,000,000		Bayerische Landesbank, 0.480%, 11/23/2009	9,997,067
20,000,000	[1,2]	Clipper Receivables Company LLC, 0.280%, 11/18/2009	19,997,356
66,000,000	[1,2]	Grampian Funding LLC, 0.350%, 11/9/2009 — 11/12/2009	65,993,408
85,000,000		ING (U.S.) Funding LLC, 0.300%, 2/12/2010 — 2/19/2010	84,924,125
84,000,000		Landesbank Baden-Wurttemberg, 0.450%, 11/3/2009 — 11/16/2009	83,995,187

$55,200,000	[1,2]	Landesbank Hessen-Thueringen, 0.400%, 12/1/2009	55,181,600
15,000,000		Landesbank Hessen-Thueringen, 3.000%, 11/2/2009	14,999,883
		TOTAL	335,088,626
		Finance — Commercial – 4.4%
25,000,000		General Electric Capital Corp., 0.390%, 11/20/2009	24,994,854
25,000,000		General Electric Capital Services, 0.750%, 11/9/2009	24,995,834
80,000,000	[1,2]	Versailles Commercial Paper LLC, 0.330% — 0.350%, 11/12/2009 — 11/13/2009	79,991,322
		TOTAL	129,982,010
		Finance — Retail – 0.5%
16,000,000	[1,2]	Alpine Securitization Corp., 0.280%, 11/9/2009	15,999,005
		TOTAL COMMERCIAL PAPER	481,069,641
		Corporate Bond – 0.2%
		Finance — Commercial – 0.2%
5,000,000		General Electric Capital Corp., 7.375%, 1/19/2010	5,045,695
		Government Agency – 0.9%
		Government Agency – 0.9%
25,000,000		Federal Home Loan Bank System, 0.800%, 6/22/2010	25,000,000
		Notes — Variable – 6.5%;4
		Finance — Banking – 5.8%
11,260,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 0.740%, 11/5/2009	11,260,000
1,580,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 2.400%, 11/5/2009	1,580,000
3,095,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.290%, 11/5/2009	3,095,000
830,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.250%, 11/6/2009	830,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.600%, 11/5/2009	10,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 0.490%, 11/5/2009	4,350,000
2,075,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 1.750%, 11/5/2009	2,075,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wachovia Bank N.A. LOC), 1.000%, 11/5/2009	1,500,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.240%, 11/5/2009	21,155,000
4,660,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 3.250%, 11/5/2009	4,660,000
375,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/6/2009	375,000
1,425,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 1.500%, 11/5/2009	1,425,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.300%, 11/5/2009	20,000,000
4,850,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.750%, 11/5/2009	4,850,000
2,780,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 0.350%, 11/5/2009	2,780,000
15,385,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	15,385,000
138,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	138,000
3,730,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.390%, 11/5/2009	3,730,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.284%, 1/7/2010	50,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.240%, 11/5/2009	10,000,000
645,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 0.740%, 11/5/2009	645,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	2,600,000
1,805,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	1,805,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 2.750%, 11/5/2009	340,000
		TOTAL	174,578,000
          1

		Health Care – 0.7%
$20,000,000	[1,2]	Roche Holding AG, 1.393%, 11/25/2009	20,000,000
		TOTAL NOTES — VARIABLE	194,578,000
		Repurchase Agreements – 24.7%
537,214,000		Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	537,214,000
200,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,003,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,003,411.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	737,214,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	2,981,539,448
		OTHER ASSETS AND LIABILITES - NET — 0.1%[6]	3,947,814
		TOTAL NET ASSETS — 100%	$2,985,487,262
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $325,932,723, which represented 10.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $322,182,718, which represented 10.8% of total net assets.
            Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$3,750,005	$3,750,005
3	Discount rate at time of purchase for discount issues or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
            Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

          Investment Valuation

          Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
            Level 1 — quoted prices in active markets for identical securities
            Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
            The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
          2

              The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$72,131,396	$ —	$72,131,396
Certificates of Deposit	—	929,500,716	—	929,500,716
Collateralized Loan Agreements	—	537,000,000	—	537,000,000
Commercial Paper	—	481,069,641	—	481,069,641
Corporate Bond	—	5,045,695	—	5,045,695
Government Agency	—	25,000,000	—	25,000,000
Notes — Variable	—	194,578,000	—	194,578,000
Repurchase Agreements	—	737,214,000	—	737,214,000
TOTAL SECURITIES	$ —	$2,981,539,448	$ —	$2,981,539,448
              The following acronyms are used throughout this portfolio:
IDA	— Industrial Development Authority
LOC	— Letter of Credit

            3

            Prime Obligations Fund

            Portfolio of Investments

            October 31, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.9%
		Finance — Automotive – 1.7%
$5,102,469		BMW Vehicle Lease Trust 2009-1, Class A1, 0.792%, 6/15/2010	$5,102,469
154,565,906	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	154,565,906
124,554,989	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	124,554,989
155,000,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A1, 0.326%, 10/15/2010	155,000,000
35,814,202	[1,2]	Ford Credit Auto Lease Trust 2009-A, Class A1, 1.237%, 6/15/2010	35,814,202
1,208,802	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 0.987%, 6/15/2010	1,208,802
140,912,044	[1,2]	Ford Credit Auto Owner Trust 2009-D, Class A1, 0.357%, 9/15/2010	140,912,044
9,163,964		Harley-Davidson Motorcycle Trust 2009-1, Class A1, 1.488%, 5/17/2010	9,163,964
5,665,825		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	5,665,825
9,231,975		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.317%, 5/17/2010	9,231,975
37,738,905	[1,2]	Huntington Auto Trust 2009-1, Class A1, 1.988%, 4/15/2010	37,738,905
16,231,476		Nissan Auto Lease Trust 2009-B, Class A1, 0.410%, 9/15/2010	16,231,476
15,293,228		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	15,293,228
21,984,984		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	21,984,984
6,559,532		Volkswagen Auto Lease Trust 2009-A, Class A1, 1.452%, 5/17/2010	6,559,532
		TOTAL	739,028,301
		Finance — Equipment – 0.2%
50,450,920	[1,2]	CIT Equipment Collateral 2009-VT1, Class A1, 1.219%, 6/15/2010	50,450,921
53,000,000		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	53,000,000
		TOTAL	103,450,921
		TOTAL ASSET-BACKED SECURITIES	842,479,222
		Certificates of Deposit – 31.1%
		Finance — Banking – 31.1%
770,500,000		BNP Paribas SA, 0.290%-0.340%, 12/1/2009 — 5/5/2010	770,500,000
1,802,300,000		Banco Bilbao Vizcaya Argentaria SA, 0.355%-1.070%, 11/2/2009 — 12/9/2009	1,802,304,109
200,000,000		Bank of Nova Scotia, Toronto, 0.310%, 3/29/2010	200,008,197
1,000,000,000		Bank of Scotland, Edinburgh, 0.120%, 11/2/2009	1,000,000,000
1,455,400,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%-0.390%, 11/2/2009 — 1/19/2010	1,455,400,000
453,000,000		Barclays Bank PLC, 0.520%-0.800%, 1/19/2010 — 4/12/2010	453,000,000
781,850,000		Branch Banking & Trust Co., 0.500%-0.750%, 11/2/2009 — 2/1/2010	781,864,682
1,967,900,000		Calyon, Paris, 0.250%-0.450%, 11/2/2009 — 2/22/2010	1,967,900,000
528,500,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 — 3/24/2010	528,500,000
600,000,000		Compass Bank, Birmingham, 0.570%-0.700%, 12/2/2009 — 1/29/2010	600,000,000
1,340,000,000		Mizuho Corporate Bank Ltd., 0.250%-0.320%, 11/9/2009 — 1/27/2010	1,340,000,000
291,500,000		Rabobank Nederland NV, Utrecht, 0.290%, 1/25/2010	291,500,000
1,608,300,000		Societe Generale, Paris, 0.340%-0.650%, 11/23/2009 — 4/23/2010	1,608,300,000
267,000,000		State Street Bank and Trust Co., 0.340%, 4/6/2010 — 4/20/2010	267,000,000
200,000,000		Toronto Dominion Bank, 1.500%, 12/14/2009	200,000,000
433,000,000		Union Bank, N.A., 0.300%-0.350%, 11/17/2009 — 1/25/2010	433,000,000
		TOTAL CERTIFICATES OF DEPOSIT	13,699,276,988
		Collateralized Loan Agreements – 18.2%
		Finance — Banking – 18.2%
64,000,000		BNP Paribas Securities Corp., 0.420%-0.570%, 11/2/2009	64,000,000

$639,000,000		Banc of America Securities LLC, 0.400%-0.620%, 11/2/2009 — 1/19/2010	639,000,000
1,590,500,000		Barclays Capital, Inc., 0.466%-0.710%, 12/10/2009 — 1/25/2010	1,590,500,000
2,199,350,000		Citigroup Global Markets, Inc., 0.520%-0.620%, 11/2/2009	2,199,350,000
2,190,350,000		Deutsche Bank Securities, Inc., 0.570%-0.750%, 11/2/2009 — 11/3/2009	2,190,350,000
1,203,300,000		Greenwich Capital Markets, Inc., 0.578%-0.639%, 11/2/2009 — 11/9/2009	1,203,300,000
100,000,000		Wells Fargo Securities, LLC, 0.500%, 11/2/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,986,500,000
		Commercial Paper – 12.7%;3
		Finance — Automotive – 0.8%
364,600,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.850%-1.400%, 11/2/2009 — 1/19/2010	364,179,987
		Finance — Banking – 7.3%
245,100,000		Bank of America Corp., 0.280%, 12/16/2009	245,014,215
850,000,000	[1,2]	Clipper Receivables Company LLC, 0.320%-0.370%, 1/6/2010 — 4/1/2010	849,090,056
91,200,000	[1,2]	Danske Corp., Inc., 0.280%, 11/6/2009	91,196,453
110,000,000	[1,2]	Gotham Funding Corp., 0.240%-0.250%, 12/8/2009 — 1/20/2010	109,951,007
929,000,000	[1,2]	Grampian Funding LLC, 0.290%-0.350%, 11/6/2009 — 11/27/2009	928,935,521
848,400,000		ING (U.S.) Funding LLC, 0.290%-0.380%, 11/9/2009 — 3/15/2010	847,909,501
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.350%, 11/4/2009	15,170,000
50,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.290%, 11/25/2009	49,990,333
80,883,000	[1,2]	Surrey Funding Corporation, 0.280%, 1/5/2010	80,842,109
		TOTAL	3,218,099,195
		Finance — Commercial – 3.4%
146,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250%-0.280%, 12/3/2009 — 1/5/2010	145,940,356
5,500,000	[1,2]	Edison Asset Securitization LLC, 0.230%, 12/16/2009	5,498,419
103,000,000	[1,2]	Fairway Finance Co. LLC, 0.290%, 11/10/2009	102,992,532
810,000,000		General Electric Capital Corp., 0.390%, 11/23/2009 — 12/2/2009	809,756,033
313,000,000		General Electric Capital Services, 0.630%-0.750%, 11/9/2009 — 11/16/2009	312,930,025
125,000,000	[1,2]	Starbird Funding Corp., 0.240%-0.420%, 12/14/2009 — 3/2/2010	124,936,042
		TOTAL	1,502,053,407
		Finance — Retail – 1.2%
181,000,000	[1,2]	Alpine Securitization Corp., 0.190%-0.280%, 11/9/2009 — 11/17/2009	180,986,515
99,583,000	[1,2]	Enterprise Funding Co. LLC, 0.280%, 12/2/2009	99,558,989
90,500,000	[1,2]	Salisbury Receivables Company LLC, 0.250%, 1/8/2010	90,457,264
137,994,000	[1,2]	Yorktown Capital LLC, 0.250%-0.300%, 11/17/2009 — 1/19/2010	137,937,038
		TOTAL	508,939,806
		TOTAL COMMERCIAL PAPER	5,593,272,395
		Corporate BondS – 1.0%
		Finance — Banking – 0.7%
300,000,000		Societe Generale, Paris, 0.100%, 11/2/2009	300,000,000
16,000,000		Wells Fargo & Co., 4.200%, 1/15/2010	16,117,384
		TOTAL	316,117,384
		Finance — Commercial – 0.3%
122,530,000		General Electric Capital Corp., 1.750%-7.375%, 12/15/2009 — 11/15/2010	126,104,028
		TOTAL CORPORATE BONDS	442,221,412
		Government Agency – 1.4%
		Government Agency – 1.4%
619,000,000		FHLB System, 0.660%-1.100%, 1/27/2010 — 6/28/2010	618,980,373
            1

		Notes — Variable – 5.4%;4
		Electrical Equipment – 0.1%
$1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.370%, 11/5/2009	1,835,000
45,772,441		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.450%, 11/2/2009	45,772,441
		TOTAL	47,607,441
		Finance — Banking – 3.2%
2,815,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.340%, 11/5/2009	2,815,000
8,440,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.290%, 11/5/2009	8,440,000
4,405,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.250%, 11/6/2009	4,405,000
25,935,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.450%, 11/5/2009	25,935,000
13,695,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.250%, 11/5/2009	13,695,000
6,715,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 0.350%, 11/5/2009	6,715,000
5,475,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	5,475,000
3,766,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	3,766,000
1,329,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	1,329,000
964,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 2.300%, 11/5/2009	964,000
1,002,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.950%, 11/5/2009	1,002,000
683,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	683,000
946,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.950%, 11/5/2009	946,000
3,367,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.950%, 11/5/2009	3,367,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.640%, 11/5/2009	2,350,000
20,615,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2), (Bank of America N.A. LOC), 0.200%, 11/2/2009	20,615,000
8,115,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 0.350%, 11/6/2009	8,115,000
5,540,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 1.500%, 11/5/2009	5,540,000
640,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 3.000%, 11/5/2009	640,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 0.250%, 11/5/2009	7,425,000
6,355,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 0.350%, 11/5/2009	6,355,000
30,000,000		Cook County, IL, (Series 2002 A), 0.400%, 11/4/2009	30,000,000
3,025,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 1.000%, 11/5/2009	3,025,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.350%, 11/4/2009	33,900,000
8,665,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.250%, 11/5/2009	8,665,000
3,225,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America N.A. LOC), 0.440%, 11/4/2009	3,225,000
2,235,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.350%, 11/4/2009	2,235,000
1,455,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 0.350%, 11/4/2009	1,455,000
150,000,000		Lloyds TSB Bank PLC, London, 0.194%, 11/6/2009	150,000,000
49,650,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.250%, 11/4/2009	49,650,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 0.250%, 11/4/2009	5,165,000
390,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.440%, 11/5/2009	390,000
4,360,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 1.010%, 11/3/2009	4,360,000
9,400,000		McB Finance, L.C., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.600%, 11/20/2009	9,400,000
3,930,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.350%, 11/6/2009	3,930,000
1,497,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 2.300%, 11/5/2009	1,497,000
10,000,000		Midwestern University Foundation, (Series 2009-A), (Royal Bank of Canada, Montreal LOC), 0.370%, 11/5/2009	10,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.050%, 11/5/2009	10,000,000
35,510,000		Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wachovia Bank N.A. LOC), 0.350%, 11/1/2009	35,510,000
37,000,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 (Series B-3), 0.210%, 11/2/2009	37,000,000
            2

29,750,000		New York City, NY, (2003 Series C-5), (Bank of New York LOC), 0.190%, 11/4/2009	29,750,000
$71,345,000		New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.140%, 11/5/2009	71,345,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.350%, 11/4/2009	54,600,000
85,595,000		North Broward Florida Hospital District, (Series 2007), (Wachovia Bank N.A. LOC), 0.170%, 11/5/2009	85,595,000
11,135,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.350%, 11/5/2009	11,135,000
78,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.250%, 11/4/2009	78,800,000
5,225,000		Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.400%, 11/5/2009	5,225,000
4,605,000		Park Street Properties I LLC, University of Wisconsin — Madison Projects, (U.S. Bank, N.A. LOC), 0.390%, 11/5/2009	4,605,000
6,470,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.450%, 11/4/2009	6,470,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank N.A. LOC), 0.550%, 11/4/2009	17,220,000
9,425,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.340%, 11/5/2009	9,425,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.284%, 1/7/2010	400,000,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.240%, 11/5/2009	19,000,000
6,165,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.250%, 11/4/2009	6,165,000
10,105,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.350%, 11/5/2009	10,105,000
1,080,000		Springfield Ltd. Partnership, (UBS AG LOC), 2.300%, 11/5/2009	1,080,000
1,170,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.600%, 11/5/2009	1,170,000
18,440,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.350%, 11/5/2009	18,440,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.250%, 11/4/2009	1,100,000
2,400,000		Wachovia Corp., 0.411%, 12/1/2009	2,399,582
50,000,000		Wells Fargo & Co., 0.711%, 1/29/2010	50,031,150
7,905,000		Yeshivas Novominsk, (Series 2008), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.340%, 11/5/2009	7,905,000
		TOTAL	1,421,549,732
		Finance — Commercial – 1.2%
491,407,000		General Electric Capital Corp., 0.260%-0.787%, 11/2/2009 — 1/21/2010	490,314,482
19,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.650%, 11/5/2009	19,000,000
15,440,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.650%, 11/5/2009	15,440,000
		TOTAL	524,754,482
		Government Agency – 0.1%
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.280%, 11/5/2009	36,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.490%, 11/5/2009	5,350,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.400%, 11/5/2009	8,290,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 11/5/2009	17,725,000
		TOTAL	67,385,000
		Health Care – 0.5%
200,000,000	[1,2]	Roche Holding AG, 1.393%, 11/25/2009	200,000,000
		Insurance – 0.3%
80,000,000		ING USA Annuity and Life Insurance Co., 0.872%, 12/10/2009	80,000,000
41,000,000		Roanoke, VA IDA, (Series 2005A-1), (Insured by FSA), 0.210%, 11/2/2009	41,000,000
		TOTAL	121,000,000
		TOTAL NOTES — VARIABLE	2,382,296,655
		Time Deposits – 6.3%
		Finance — Banking – 6.3%
550,000,000		BNP Paribas SA, 0.130%, 11/2/2009	550,000,000
2,200,000,000		Svenska Handelsbanken, Stockholm, 0.100%, 11/2/2009	2,200,000,000
		TOTAL TIME DEPOSITS	2,750,000,000
            3

	Repurchase Agreements – 22.0%
$2,092,176,000	Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were a U.S Treasury security and U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	$2,092,176,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2039 and the market value of those underlying securities was $2,048,923,694.	1,000,000,000
1,600,000,000	Interest in $1,600,000,000 joint repurchase agreement 0.05%, dated 10/30/2009 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,600,006,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $1,632,005,795.	1,600,000,000
1,000,000,000	Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 10/30/2009 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,750,010,208 on 11/2/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $1,785,006,775.	1,000,000,000
2,000,000,000	Repurchase agreement 0.05%, dated 10/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,008,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $2,040,008,501.	2,000,000,000
2,000,000,000	Repurchase agreement 0.07%, dated 10/30/2009 under which Morgan Stanley & Co. will repurchase securities provided as collateral for $2,000,011,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $2,045,048,509.	2,000,000,000
	TOTAL REPURCHASE AGREEMENTS	9,692,176,000
	TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	44,007,203,045
	OTHER ASSETS AND LIABILITES - NET — (0.0)%[6]	(16,758,908)
	TOTAL NET ASSETS — 100%	$43,990,444,137
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $4,253,733,070, which represented 9.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $4,253,733,070, which represented 9.7% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
              Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

            Investment Valuation

            Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
              Level 1 — quoted prices in active markets for identical securities
              Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
              The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
            4

                The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$842,479,222	$ —	$842,479,222
Certificates of Deposit	$ —	$13,699,276,988	$ —	$13,699,276,988
Collateralized Loan Agreements	$ —	$7,986,500,000	$ —	$7,986,500,000
Commercial Paper	$ —	$5,593,272,395	$ —	$5,593,272,395
Corporate Bonds	$ —	$442,221,412	$ —	$442,221,412
Government Agency	$ —	$618,980,373	$ —	$618,980,373
Notes-Variable	$ —	$2,382,296,655	$ —	$2,382,296,655
Time Deposits	$ —	$2,750,000,000	$ —	$2,750,000,000
Repurchase Agreements	$ —	$9,692,176,000	$ —	$9,692,176,000
TOTAL SECURITIES	$ —	$44,007,203,045	$ —	$44,007,203,045
                The following acronyms are used throughout this portfolio:
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts — Liquidity Optional Tender Series

              5

              Prime Value Obligations Fund

              Portfolio of Investments

              October 31, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.7%
		Finance — Automotive – 1.7%
$48,222,011	[1,2]	Ally Auto Receivables Trust 2009-A, Class A1, 0.396%, 9/15/2010	48,222,011
64,902,678		BMW Canada Auto Trust (Series 2009-1), Class A1, 0.674%, 10/20/2010	64,902,678
1,096,611		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	1,096,611
51,948,560		Honda Auto Receivables Owner Trust 2009-3, Class A1, 0.754%, 7/15/2010	51,948,560
20,153,844		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.357%, 9/15/2010	20,153,844
18,217,959	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	18,217,959
		TOTAL	204,541,663
		Finance — Equipment – 1.0%
13,125,019	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	13,125,019
78,413,242		GE Equipment Midticket LLC (Series 2009-1), Class A1, 0.501%, 9/15/2010	78,413,242
23,402,268		John Deere Owner Trust 2009-A, Class A1, 1.132%, 7/2/2010	23,402,268
		TOTAL	114,940,529
		TOTAL ASSET-BACKED SECURITIES	319,482,192
		Certificates of Deposit – 21.7%
		Finance — Banking – 21.7%
100,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.655%, 12/9/2009	100,000,526
375,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%-0.390%, 11/20/2009 — 1/19/2010	375,000,000
75,000,000		Barclays Bank PLC, 0.800%, 1/19/2010	75,000,000
255,200,000		Bayerische Landesbank, 0.470%-0.490%, 11/13/2009 — 11/25/2009	255,200,992
150,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	150,000,000
575,000,000		Calyon, Paris, 0.250%-0.450%, 11/2/2009 — 2/22/2010	575,000,000
90,000,000		Mizuho Corporate Bank Ltd., 0.250%, 1/26/2010	90,000,000
193,500,000		Natixis, 0.240%, 11/4/2009	193,500,000
300,000,000		Societe Generale, Paris, 0.340%-0.500%, 2/1/2010 — 4/23/2010	300,000,000
175,000,000		State Street Bank and Trust Co., 0.340%, 4/6/2010	175,000,000
230,000,000		Sumitomo Mitsui Banking Corp., 0.250%-0.285%, 11/20/2009 — 12/21/2009	230,000,000
50,000,000		Toronto Dominion Bank, 1.500%, 12/14/2009	50,000,000
23,000,000		Union Bank, N.A., 0.320%, 11/10/2009	23,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,591,701,518
		Collateralized Loan Agreements – 9.5%
		Finance — Banking – 9.5%
74,000,000		BNP Paribas Securities Corp., 0.578%, 11/2/2009	74,000,000
75,000,000		Banc of America Securities LLC, 0.406%, 11/2/2009	75,000,000
185,000,000		Citigroup Global Markets, Inc., 0.527%-0.629%, 11/2/2009	185,000,000
554,500,000		Deutsche Bank Securities, Inc., 0.578%-0.629%, 11/2/2009	554,500,000
200,000,000		Greenwich Capital Markets, Inc., 0.629%, 11/2/2009	200,000,000
50,000,000		Wells Fargo Securities, LLC, 0.507%, 11/2/2009	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,138,500,000
		Commercial Paper – 18.9%;3
		Consumer Products – 0.6%
23,400,000		Clorox Corp., 0.250%-0.270%, 11/2/2009 — 11/6/2009	23,399,635
50,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.350%, 11/13/2009	49,994,166
		TOTAL	73,393,801

		Diversified – 0.2%
$20,000,000	[1,2]	ITT Corp., 0.200%, 11/2/2009	19,999,889
		Finance — Banking – 12.5%
50,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.000%, 11/16/2009	49,979,167
133,000,000	[1,2]	Clipper Receivables Company LLC, 0.280%-0.370%, 11/18/2009 — 1/6/2010	132,955,109
110,000,000	[1,2]	Gotham Funding Corp., 0.250%, 12/3/2009 — 12/8/2009	109,974,166
320,000,000		ING (U.S.) Funding LLC, 0.290%-0.300%, 11/10/2009 — 2/5/2010	319,758,550
572,100,000		Landesbank Baden-Wurttemberg, 0.340%-0.450%, 11/3/2009 — 12/9/2009	572,024,963
220,000,000		Landesbank Hessen-Thueringen (GTD), 0.280%, 11/2/2009	219,998,289
39,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.400%, 12/1/2009	38,987,000
50,000,000	[1,2]	Variable Funding Capital Corp., 0.280%, 11/13/2009	49,995,333
		TOTAL	1,493,672,577
		Finance — Commercial – 2.5%
21,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 1/11/2010	20,990,474
53,712,000	[1,2]	Fairway Finance Co. LLC, 0.290%, 11/2/2009	53,711,567
100,000,000		General Electric Capital Corp., 0.390%, 11/23/2009	99,976,167
120,000,000	[1,2]	Versailles Commercial Paper LLC, 0.300%-0.350%, 11/12/2009 — 11/24/2009	119,982,083
		TOTAL	294,660,291
		Finance — Retail – 0.7%
56,040,000	[1,2]	Barton Capital LLC, 0.230%, 1/8/2010	56,015,654
34,805,000	[1,2]	Jupiter Securitization Company LLC, 0.190%, 11/9/2009	34,803,530
		TOTAL	90,819,184
		Food & Beverage – 0.9%
23,500,000	[1,2]	General Mills, Inc., 0.300%-0.350%, 11/16/2009 — 12/14/2009	23,496,121
81,200,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.250%-0.350%, 11/3/2009 — 1/20/2010	81,160,753
		TOTAL	104,656,874
		Retail – 1.3%
118,000,000	[1,2]	CVS Caremark Corp., 0.280%-0.550%, 11/2/2009 — 11/19/2009	117,989,872
33,025,000		Safeway Inc., 0.270%-0.280%, 11/13/2009 — 11/30/2009	33,018,814
		TOTAL	151,008,686
		Telecommunications – 0.2%
29,400,000	[1,2]	Vodafone Group PLC, 0.270%, 11/2/2009	29,399,780
		TOTAL COMMERCIAL PAPER	2,257,611,082
		Corporate Bond – 0.2%
		Finance — Commercial – 0.2%
30,000,000		General Electric Capital Corp., 5.000%, 1/15/2010	30,263,537
		Government Agency – 1.7%
		Government Agency – 1.7%
210,000,000		FHLB System, 0.660%-0.800%, 1/27/2010 — 6/22/2010	209,996,520
		Municipal – 0.1%
		Municipal – 0.1%
10,000,000		South Euclid, OH, (Series 2009 A), 3.800%, 1/25/2010	10,000,000
		Notes — Variable – 12.0%;4
		Finance — Banking – 10.5%
1,080,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	1,080,000
4,150,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	4,150,000
13,780,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	13,780,000
60,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.340%, 11/5/2009	60,000
              1

$2,770,000	Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 1.550%, 11/5/2009	2,770,000
1,050,000	Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	1,050,000
3,995,000	Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.390%, 11/4/2009	3,995,000
6,285,000	Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	6,285,000
2,027,000	CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	2,027,000
13,070,000	CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 1.350%, 11/5/2009	13,070,000
12,000,000	CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.600%, 11/5/2009	12,000,000
6,585,000	Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	6,585,000
5,600,000	Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 1.050%, 11/4/2009	5,600,000
5,865,000	Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.350%, 11/5/2009	5,865,000
406,000	Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 11/5/2009	406,000
11,270,000	Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.340%, 11/5/2009	11,270,000
4,395,000	Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.340%, 11/4/2009	4,395,000
6,705,000	Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.000%, 11/5/2009	6,705,000
5,730,000	Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	5,730,000
2,940,000	Commerce Towers LLC, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	2,940,000
5,500,000	Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	5,500,000
9,475,000	Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 0.740%, 11/5/2009	9,475,000
765,000	Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.900%, 11/5/2009	765,000
6,250,000	Cunat Capital Corp., Northfield Corp., (Series 206), (Fifth Third Bank, Cincinnati LOC), 1.750%, 11/5/2009	6,250,000
5,245,000	Cunat Capital Corp., (Series 2007), (FHLB of Chicago LOC), 0.350%, 11/5/2009	5,245,000
11,990,000	Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	11,990,000
6,305,000	DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.750%, 11/5/2009	6,305,000
4,285,000	Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	4,285,000
1,440,000	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/6/2009	1,440,000
2,040,000	Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/6/2009	2,040,000
7,000,000	FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	7,000,000
7,050,000	Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 1.350%, 11/5/2009	7,050,000
1,123,000	First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	1,123,000
9,790,000	Frogtown LLC, (Series 2004), (Comerica Bank LOC), 1.000%, 11/5/2009	9,790,000
12,850,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.550%, 11/5/2009	12,850,000
2,405,000	Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/6/2009	2,405,000
36,000,000	Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.240%, 11/5/2009	36,000,000
16,700,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 1.050%, 11/4/2009	16,700,000
1,285,000	Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	1,285,000
820,000	Guilford Capital LLC, (Series 2002 — D), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	820,000
2,780,000	Guilford Capital LLC, (Series 2002 — E), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	2,780,000
3,900,000	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	3,900,000
4,500,000	Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	4,500,000
3,960,000	Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	3,960,000
4,240,000	Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	4,240,000
410,000	Ilsco Corp., (U.S. Bank, N.A. LOC), 1.000%, 11/5/2009	410,000
3,300,000	Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	3,300,000
18,300,000	Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 2.240%, 11/5/2009	18,300,000
3,525,000	Kansas State Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 2.500%, 11/5/2009	3,525,000
6,281,290	Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/6/2009	6,281,290
              2

6,225,000		LCT Holdings LLC, (Series 2008), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	6,225,000
$4,435,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 1.600%, 11/6/2009	4,435,000
6,160,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	6,160,000
525,000,000		Lloyds TSB Bank PLC, London, 0.194%, 11/6/2009	525,000,000
18,770,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	18,770,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	16,000,000
3,680,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.010%, 11/3/2009	3,680,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/5/2009	3,000,000
5,040,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	5,040,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 1.070%, 11/4/2009	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.800%, 11/4/2009	65,000,000
16,300,000		Ohio Venture Capital Fund LLC, (Series F-1), (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	16,300,000
100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.284%, 1/7/2010	100,000,000
28,560,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.050%, 11/5/2009	28,560,000
8,235,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.000%, 11/5/2009	8,235,000
8,025,000		Shepherd Capital LLC, Trade Center 2004-A, (Fifth Third Bank, Cincinnati LOC), 1.350%, 11/5/2009	8,025,000
9,540,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank N.A. LOC), 1.550%, 11/5/2009	9,540,000
6,440,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 1.270%, 11/5/2009	6,440,000
19,175,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.350%, 11/5/2009	19,175,000
650,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.000%, 11/5/2009	650,000
21,473,000		SunTrust Bank, 0.321%, 1/29/2010	21,467,025
8,785,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/6/2009	8,785,000
7,455,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.000%, 11/5/2009	7,455,000
7,375,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 0.250%, 11/5/2009	7,375,000
800,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.000%, 11/5/2009	800,000
9,045,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.000%, 11/5/2009	9,045,000
6,025,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/6/2009	6,025,000
8,320,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.740%, 11/5/2009	8,320,000
4,200,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 1.300%, 11/5/2009	4,200,000
5,585,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/4/2009	5,585,000
7,440,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.290%, 11/5/2009	7,440,000
5,000,000		York County, PA IDA, (Series 2003-B), 3.250%, 11/5/2009	5,000,000
		TOTAL	1,259,809,315
		Finance — Commercial – 0.3%
37,500,000		General Electric Capital Corp., 0.284%-0.419%, 11/9/2009 — 12/15/2009	37,466,178
		Finance — Retail – 0.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.800%, 11/16/2009	43,000,000
		Government Agency – 0.0%
3,925,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 1.000%, 11/5/2009	3,925,000
		Health Care – 0.5%
60,000,000	[1,2]	Roche Holding AG, 1.393%, 11/25/2009	60,000,000
		Insurance – 0.3%
30,000,000		Security Life of Denver Insurance Co., 2.454%, 11/12/2009	30,000,000
		TOTAL NOTES — VARIABLE	1,434,200,493
              3

		Repurchase Agreements – 33.2%
$2,028,421,000		Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	$2,028,421,000
100,000,000	[5]	Interest in $400,000,000 joint repurchase agreement 0.65%, dated 9/23/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,650,000 on 12/22/2009. The securities provided as collateral at the end of the period were Collateralized Mortgage Obligations with various maturities to 12/20/2054 and the market value of those underlying securities was $408,294,667.	100,000,000
100,000,000	[5]	Interest in $700,000,000 joint repurchase agreement 0.70%, dated 9/11/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $701,225,000 on 12/10/2009. The securities provided as collateral at the end of the period were Collateralized Mortgage Obligations with various maturities to 11/20/2056 and the market value of those underlying securities was $714,721,933.	100,000,000
300,000,000	[5]	Interest in $1,600,000,000 joint repurchase agreement 0.46%, dated 10/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,601,840,000 on 1/25/2010. The securities provided as collateral at the end of the period were Asset-Backed securities with various maturities to 12/20/2054 and the market value of those underlying securities was $1,632,125,120.	300,000,000
1,100,000,000		Repurchase agreement 0.08%, dated 10/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,100,007,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,122,007,531.	1,100,000,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,003,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,003,411.	300,000,000
46,000,000		Interest in $100,000,000 joint repurchase agreement 0.09%, dated 10/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,000,750 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $102,000,766.	46,000,000
		TOTAL REPURCHASE AGREEMENTS	3,974,421,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[6]	11,966,176,342
		OTHER ASSETS AND LIABILITES - NET — 0.0%[7]	2,044,283
		TOTAL NET ASSETS — 100%	$11,968,220,625
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $1,228,999,653, which represented 10.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $1,197,656,675, which represented 10.0% of total net assets.
                Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$13,125,019	$13,125,019
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$18,217,959	$18,217,959
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
                Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
              4

                Investment Valuation
                Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
                Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
                Level 1 — quoted prices in active markets for identical securities
                Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
                The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
                The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$319,482,192	$ —	$319,482,192
Certificates of Deposit	—	2,591,701,518	—	2,591,701,518
Collateralized Loan Agreements	—	1,138,500,000	—	1,138,500,000
Commercial Paper	—	2,257,611,082	—	2,257,611,082
Corporate Bond	—	30,263,537	—	30,263,537
Government Agency	—	209,996,520	—	209,996,520
Municipal	—	10,000,000	—	10,000,000
Notes-Variable	—	1,434,200,493	—	1,434,200,493
Repurchase Agreements	—	3,974,421,000	—	3,974,421,000
TOTAL SECURITIES	$ —	$11,966,176,342	$ —	$11,966,176,342
                The following acronyms are used throughout this portfolio:
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit
              5

              Tax-Free Obligations Fund

              Portfolio of Investments

              October 31, 2009 (unaudited)

Principal Amount			Value
		Short-Term Municipals – 100.3%;1,2
		Alabama – 1.8%
$1,100,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.230%, 11/5/2009	1,100,000
20,915,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	20,915,000
98,250,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.550%, 11/4/2009	98,250,000
24,500,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.260%, 11/6/2009	24,500,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.210%, 11/5/2009	23,000,000
9,000,000		Columbia, AL IDB, PCR (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.280%, 11/2/2009	9,000,000
3,230,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	3,230,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.570%, 11/6/2009	1,750,000
5,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	5,000,000
6,300,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.250%, 11/5/2009	6,300,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	31,000,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.250%, 11/2/2009	18,950,000
1,600,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.230%, 11/5/2009	1,600,000
11,400,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.230%, 11/5/2009	11,400,000
13,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/4/2009	13,000,000
4,400,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/4/2009	4,400,000
4,285,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.360%, 11/5/2009	4,285,000
15,900,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	15,900,000
		TOTAL	293,580,000
		Alaska – 1.2%
63,860,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.180%, 11/5/2009	63,860,000
78,040,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 0.180%, 11/5/2009	78,040,000
41,795,000		Alaska State Housing Finance Corp., (Series 2002C) Weekly VRDNs, 0.180%, 11/5/2009	41,795,000
		TOTAL	183,695,000
		Arizona – 1.8%
4,000,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.160%, 11/4/2009	4,000,000
1,100,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/5/2009	1,100,000
3,415,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/5/2009	3,415,000
17,500,000		Arizona Health Facilities Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.250%, 11/4/2009	17,500,000
26,200,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	26,200,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	20,000,000

39,075,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	39,075,000
$1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2009	1,800,000
14,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Banco Santander, S.A. LOC), 0.290%, 11/5/2009	14,000,000
4,150,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.220%, 11/5/2009	4,150,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.230%, 11/5/2009	5,000,000
3,590,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.240%, 11/5/2009	3,590,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.270%, 11/4/2009	6,750,000
2,700,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	2,700,000
3,500,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.370%, 11/5/2009	3,500,000
8,950,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.350%, 11/4/2009	8,950,000
2,800,000		Pima County, AZ IDA, (Series 2008B) Weekly VRDNs (Tucson Electric Power Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	2,800,000
42,875,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.270%, 11/4/2009	42,875,000
34,400,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.270%, 11/4/2009	34,400,000
13,325,000		Scottsdale, AZ IDA, (series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.270%, 11/4/2009	13,325,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.210%, 11/5/2009	3,345,000
3,885,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.420%, 11/4/2009	3,885,000
8,615,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.400%, 11/5/2009	8,615,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.230%, 11/5/2009	2,300,000
17,200,000		Yuma, AZ IDA — Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	17,200,000
		TOTAL	290,475,000
		Arkansas – 0.1%
19,560,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.280%, 11/5/2009	19,560,000
		California – 5.2%
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 0.200%, 11/5/2009	12,305,000
99,825,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.280%, 11/5/2009	99,825,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.750%, 11/5/2009	10,000,000
22,700,000		California Health Facilities Financing Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.210%, 11/4/2009	22,700,000
31,010,000		California Health Facilities Financing Authority, (Series 2008B) Weekly VRDNs (Scripps Health)/(Wachovia Bank N.A. LOC), 0.200%, 11/4/2009	31,010,000
36,285,000		California Health Facilities Financing Authority, (Series 2008D) Weekly VRDNs (Scripps Health)/(Bank of America N.A. LOC), 0.210%, 11/4/2009	36,285,000
25,600,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.180%, 11/4/2009	25,600,000
55,000,000		California School Cash Reserve Program Authority, 2009-2010 Senior Bonds (Series A), 2.50% TRANs, 7/1/2010	55,688,423

12,000,000	California School Cash Reserve Program Authority, 2009-2010 Subordinate Bonds (Series A), 2.50% TRANs (U.S. Bank, N.A. LOC), 7/1/2010	12,155,848
44,325,000	California State, (Series 2003C-1) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, GTD by Toronto and Landesbank Hessen-Thueringen LOCs), 0.200%, 11/5/2009	44,325,000
$45,000,000	California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.200%, 11/5/2009	45,000,000
43,000,000	California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.210%, 11/5/2009	43,000,000
13,500,000	California State, (Series 2004 B-4) Weekly VRDNs (Citibank NA, New York LOC), 0.190%, 11/5/2009	13,500,000
14,000,000	California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 11/5/2009	14,000,000
14,500,000	California State, (Series 2005B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/4/2009	14,500,000
13,000,000	California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.200%, 11/4/2009	13,000,000
13,000,000	California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.200%, 11/4/2009	13,000,000
10,500,000	California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.200%, 11/4/2009	10,500,000
4,500,000	California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.270%, 11/5/2009	4,500,000
50,000,000	Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	50,910,665
10,000,000	Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-7) Weekly VRDNs (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System) and Royal Bank of Canada, Montreal LIQs, 0.200%, 11/5/2009	10,000,000
15,235,000	Los Angeles, CA USD, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.180%, 11/4/2009	15,235,000
65,000,000	Los Angeles, CA Wastewater System, 0.45% CP, Mandatory Tender 12/8/2009	65,000,000
38,000,000	Metropolitan Water District of Southern California, (2008 Series A-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.240%, 11/5/2009	38,000,000
11,590,000	Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.250%, 11/5/2009	11,590,000
11,505,000	Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.250%, 11/5/2009	11,505,000
12,000,000	Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center) Weekly VRDNs (Riverside County, CA)/(Union Bank, N.A. LOC), 0.180%, 11/4/2009	12,000,000
12,500,000	Riverside County, CA Transportation Commission, (2009 Series B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	12,500,000
10,500,000	San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	10,500,000
10,000,000	Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	10,000,000
22,480,000	Southern California Public Power Authority (Power Projects), (Series 2009-1: Magnolia Power Project A) Weekly VRDNs (KBC Bank N.V. LOC), 0.190%, 11/4/2009	22,480,000
18,700,000	Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	18,700,000
20,000,000	Ventura County, CA, 2.50% TRANs, 7/1/2010	20,268,965
	TOTAL	829,583,901
	Colorado – 1.2%
4,835,000	Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 11/5/2009	4,835,000
6,510,000	Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 11/5/2009	6,510,000
23,580,000	Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	23,580,000
15,425,000	Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	15,425,000
2,265,000	Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/5/2009	2,265,000
3,900,000	Colorado Health Facilities Authority, (Series 2009A) Weekly VRDNs (Exempla, Inc.)/(U.S. Bank, N.A. LOC), 0.180%, 11/4/2009	3,900,000
10,000,000	Colorado HFA, (2006 Series C-2) Weekly VRDNs (FHLB of Topeka LIQ), 0.260%, 11/4/2009	10,000,000

10,875,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.260%, 11/4/2009	10,875,000
78,125,000		Colorado State, 2.00% TRANs, 6/25/2010	78,904,487
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 11/5/2009	8,625,000
$12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.230%, 11/5/2009	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 11/5/2009	2,800,000
7,455,000		Moffat County, CO, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.300%, 11/4/2009	7,455,000
		TOTAL	187,174,487
		Connecticut – 0.6%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	21,800,000
11,225,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/5/2009	11,225,000
50,000,000		Connecticut State, (Series 2009A), 2.00% BANs, 4/28/2010	50,371,159
13,000,000	[3,4]	Connecticut State, PUTTERs (Series 320), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 4/8/2010	13,000,000
6,400,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.400%, 11/5/2009	6,400,000
		TOTAL	102,796,159
		Delaware – 0.1%
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.230%, 11/5/2009	6,900,000
5,050,000		Delaware Health Facilities Authority, (Series 2009) Weekly VRDNs (Bayhealth Medical Center)/(PNC Bank, N.A. LOC), 0.220%, 11/5/2009	5,050,000
		TOTAL	11,950,000
		District of Columbia – 0.6%
4,710,000		District of Columbia Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/6/2009	4,710,000
11,000,000		District of Columbia Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	11,000,000
1,700,000		District of Columbia Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	1,700,000
13,900,000		District of Columbia Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	13,900,000
13,200,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	13,200,000
4,000,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	4,000,000
9,270,000		District of Columbia, (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	9,270,000
15,590,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 11/5/2009	15,590,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.210%, 11/5/2009	26,665,000
		TOTAL	100,035,000
		Florida – 8.0%
19,300,000		Alachua County, FL Health Facilities Authority, (Series 2003A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	19,300,000
21,250,000		Alachua County, FL Health Facilities Authority, (Series A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	21,250,000
30,060,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	30,060,000
17,440,000		Brevard County, FL Health Facilities Authority, (Series 2003) Daily VRDNs (Health First, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	17,440,000
3,220,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.240%, 11/4/2009	3,220,000

42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.300%, 11/5/2009	42,020,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 11/5/2009	28,375,000
15,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.210%, 11/5/2009	15,000,000
23,575,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 11/5/2009	23,575,000
$20,210,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 11/5/2009	20,210,000
10,000,000		Citizens Property Insurance Corp. FL, (Series 2007A), 5.00% Bonds (Berkshire Hathaway Assurance Corp. INS), 3/1/2010	10,138,016
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.230%, 11/5/2009	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/5/2009	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/5/2009	17,000,000
7,200,000		Dade County, FL IDA, (Series 1985D) Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC), 0.190%, 11/4/2009	7,200,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	13,000,000
18,000,000		Florida Local Government Finance Commission, (Series A), 0.45% CP (Wachovia Bank N.A. LOC), Mandatory Tender 12/10/2009	18,000,000
15,375,000	[3,4]	Florida State Board of Education, PZ-198, 0.65% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/14/2010	15,375,000
22,380,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.240%, 11/2/2009	22,380,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.200%, 11/4/2009	4,705,000
8,000,000		Hernando County, FL, IDBs (Series 2008) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	8,000,000
5,000,000		Highlands County, FL Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.550%, 11/5/2009	5,000,000
10,000,000		Highlands County, FL Health Facilities Authority, (Series 2005E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Calyon, Paris LOC), 0.220%, 11/5/2009	10,000,000
55,650,000		Highlands County, FL Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.550%, 11/5/2009	55,650,000
28,425,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Branch Banking & Trust Co. LOC), 0.220%, 11/5/2009	28,425,000
24,725,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.520%, 11/5/2009	24,725,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.350%, 11/5/2009	27,750,000
21,000,000		Highlands County, FL Health Facilities Authority, (Series 2006B-3) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(U.S. Bank, N.A. LOC), 0.180%, 11/5/2009	21,000,000
20,000,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Harris, N.A. LOC), 0.200%, 11/5/2009	20,000,000
25,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.500%, 11/5/2009	25,000,000
26,500,000		Highlands County, FL Health Facilities Authority, (Series 2009C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	26,500,000
27,500,000		Highlands County, FL Health Facilities Authority, (Series 2009D) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FHLB of Atlanta LOC), 0.210%, 11/5/2009	27,500,000
4,155,000		Hillsborough County, FL IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.550%, 11/5/2009	4,155,000
28,000,000		Indian River County School District, FL, (Series 2009), 2.00% TANs, 6/30/2010	28,276,795
7,725,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.200%, 11/5/2009	7,725,000
15,375,000		JEA, FL Electric System, (Series Three 2008D-1) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.210%, 11/2/2009	15,375,000
6,505,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.230%, 11/4/2009	6,505,000

5,000,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009C) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.220%, 11/4/2009	5,000,000
37,645,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 0.550%, 11/4/2009	37,645,000
5,000,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.290%, 11/2/2009	5,000,000
605,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	605,000
37,070,000		Miami, FL, Parking System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (SunTrust Bank LOC), 0.550%, 11/5/2009	37,070,000
$4,900,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	4,900,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	57,440,000
27,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/4/2009	27,000,000
2,100,000		Orange County, FL IDA, (Series 1999) Weekly VRDNs (Goodwill Industries of Central Florida, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,100,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.650%, 11/4/2009	5,000,000
5,400,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	5,400,000
34,160,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 11/5/2009	34,160,000
6,485,000		Orange County, FL, Health Facilities Authority, (Series 2004) Daily VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.240%, 11/2/2009	6,485,000
6,930,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Branch Banking & Trust Co. LOC), 0.230%, 11/5/2009	6,930,000
13,130,000		Orange County, FL, Health Facilities Authority, (Series 2008D) Daily VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.240%, 11/2/2009	13,130,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Regional Healthcare System)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	4,500,000
24,650,000		Orange County, FL, Health Facilities Authority, (Series 2008G) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.400%, 11/4/2009	24,650,000
24,670,000	[3,4]	Orange County, FL, Health Facilities Authority, Stage Trust (Series 2008-64C), 0.65% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/18/2010	24,670,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	113,750,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	11,300,000
18,090,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.220%, 11/5/2009	18,090,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 0.360%, 11/5/2009	6,410,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.430%, 11/4/2009	4,000,000
17,800,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.240%, 11/2/2009	17,800,000
9,375,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Daily VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.280%, 11/2/2009	9,375,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.230%, 11/5/2009	10,000,000
8,875,000		Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	8,875,000
17,310,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	17,310,000
6,840,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	6,840,000
13,410,000		Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	13,410,000
3,300,000		St. Petersburg, FL HFA, (Series 2009) Weekly VRDNs (Presbyterian Retirement Communities, Inc.)/(Branch Banking & Trust Co. LOC), 0.230%, 11/5/2009	3,300,000
4,150,000		Tampa, FL, (Series 2001) Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	4,150,000
2,000,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	2,000,000

4,255,000	Tohopekaliga, FL Water Authority, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.230%, 11/5/2009	4,255,000
10,000,000	UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	10,000,000
2,125,000	Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 0.290%, 11/5/2009	2,125,000
	TOTAL	1,262,509,811
	Georgia – 3.9%
$31,500,000	Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	31,500,000
4,800,000	Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.700%, 11/4/2009	4,800,000
11,940,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	11,940,000
3,235,000	De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 0.350%, 11/4/2009	3,235,000
1,735,000	DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 0.550%, 11/4/2009	1,735,000
3,500,000	DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	3,500,000
45,480,000	DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.320%, 11/5/2009	45,480,000
7,550,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.260%, 11/5/2009	7,550,000
5,715,000	Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC), 0.370%, 11/4/2009	5,715,000
10,750,000	Fulton County, GA Development Authority, (Series 1997) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	10,750,000
2,400,000	Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	2,400,000
11,430,000	Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	11,430,000
5,700,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	5,700,000
12,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	12,000,000
31,325,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.220%, 11/4/2009	31,325,000
4,300,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	4,300,000
22,000,000	Fulton County, GA Development Authority, (Series 2009A) Weekly VRDNs (Robert W. Woodruff Arts Center)/(FHLB of Atlanta LOC), 0.210%, 11/5/2009	22,000,000
500,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	500,000
6,000,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	6,000,000
8,300,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	8,300,000
8,300,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	8,300,000
10,055,000	Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	10,055,000
10,491,000	Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.210%, 11/4/2009	10,491,000
37,545,000	Gwinnett County, GA Hospital Authority, (Series 2007B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 0.520%, 11/4/2009	37,545,000
19,300,000	Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.500%, 11/4/2009	19,300,000

17,350,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.500%, 11/4/2009	17,350,000
37,000,000		Hall County & Gainesville, GA Hospital Authority, (Series 2007G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Assured Guaranty Corp. INS)/(Bayerische Landesbank LIQ), 0.400%, 11/4/2009	37,000,000
30,345,000		La Grange, GA Development Authority, (Series 2007) Weekly VRDNs (La Grange College)/(SunTrust Bank LOC), 0.570%, 11/5/2009	30,345,000
500,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	500,000
$20,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	20,100,455
13,765,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	13,765,000
13,000,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 0.150%, 11/4/2009	13,000,000
8,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.270%, 11/4/2009	8,000,000
21,600,000		Richmond County, GA Hospital Authority, (Series 2003) Weekly VRDNs (University Health Services, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	21,600,000
80,000,000		Richmond County, GA Hospital Authority, (Series 2008) Weekly VRDNs (University Health Services, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	80,000,000
9,700,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	9,700,000
22,975,000		Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	22,975,000
23,000,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	23,000,000
		TOTAL	613,186,455
		Hawaii – 0.1%
19,000,000		Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.230%, 11/5/2009	19,000,000
		Idaho – 0.9%
21,000,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.250%, 11/2/2009	21,000,000
15,000,000		Idaho Health Facilities Authority, (Series 2009A) Weekly VRDNs (St. Lukes Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.170%, 11/5/2009	15,000,000
100,000,000		Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	101,380,453
		TOTAL	137,380,453
		Illinois – 8.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.210%, 11/5/2009	12,410,000
31,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.280%, 11/5/2009	31,085,000
19,050,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.600%, 11/5/2009	19,050,000
79,520,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.600%, 11/5/2009	79,520,000
41,330,000	[3,4]	Chicago, IL Board of Education, (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.200%, 11/4/2009	41,330,000
7,000,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.220%, 11/5/2009	7,000,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.230%, 11/5/2009	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/5/2009	6,230,000
20,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.250%, 11/5/2009	20,000,000
14,900,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.250%, 11/5/2009	14,900,000

3,225,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.250%, 11/5/2009	3,225,000
9,500,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 11/5/2009	9,500,000
8,000,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Bank of America N.A. LOC), 0.230%, 11/2/2009	8,000,000
4,250,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.250%, 11/4/2009	4,250,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.500%, 11/5/2009	6,980,000
10,770,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.310%, 11/5/2009	10,770,000
$3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	3,900,000
30,300,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.200%, 11/4/2009	30,300,000
54,300,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.400%, 11/4/2009	54,300,000
1,200,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.800%, 11/5/2009	1,200,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2009	3,700,000
12,870,000		Illinois Finance Authority Weekly VRDNs (Trinity International)/(FHLB of Chicago LOC), 0.220%, 11/5/2009	12,870,000
9,885,000		Illinois Finance Authority, (Series 2009 B-2) Weekly VRDNs (University of Chicago Medical Center)/(Bank of Montreal LOC), 0.200%, 11/2/2009	9,885,000
23,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	23,000,000
11,980,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/5/2009	11,980,000
4,295,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	4,295,000
30,000,000		Illinois Finance Authority, (Series 2005D) Weekly VRDNs (Clare at Water Tower)/(Bank of America N.A. LOC), 0.220%, 11/5/2009	30,000,000
22,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Chicago Historical Society)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 1.750%, 11/4/2009	2,100,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	18,000,000
13,375,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.290%, 11/5/2009	13,375,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2009	100,425,000
36,595,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/4/2009	36,595,000
69,200,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 0.200%, 11/4/2009	69,200,000
5,185,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.230%, 11/5/2009	5,185,000
8,000,000		Illinois Finance Authority, (Series 2008-D) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	8,000,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.230%, 11/4/2009	50,000,000
5,470,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2009	5,470,000
18,700,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/4/2009	18,700,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	8,305,000
15,000,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.280%, 11/5/2009	15,000,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-09C-144A), 0.65% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/18/2010	9,885,000

10,100,000		Illinois Finance Authority, (Series 2009-F) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	10,100,000
7,200,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(National City Bank LOC), 0.190%, 11/4/2009	7,200,000
2,995,000		Illinois Finance Authority, (Series 2009B-2) Weekly VRDNs (Art Institute of Chicago)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 11/4/2009	2,995,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.170%, 11/4/2009	8,000,000
6,875,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 11/5/2009	6,875,000
9,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	9,500,000
10,000,000		Illinois Finance Authority, (Series A-2), 0.75% TOBs (Advocate Health Care Network), Optional Tender 2/5/2010	10,000,000
$4,200,000		Illinois Finance Authority, (Series B) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.200%, 11/5/2009	4,200,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.200%, 11/5/2009	19,570,000
20,000,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.220%, 11/4/2009	20,000,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A) Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	70,145,000
51,700,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.190%, 11/5/2009	51,700,000
6,000,000		Illinois Finance Authority, (Series 2009 A-1) Weekly VRDNs (University of Chicago Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/2/2009	6,000,000
15,675,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/2/2009	15,675,000
52,940,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2009	52,940,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2009	2,000,000
23,500,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.250%, 11/2/2009	23,500,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.290%, 11/5/2009	75,000,000
20,000,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4), 0.50% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 12/17/2009	20,000,000
7,220,000		Lake County, IL Forest Preserve District, 3.00% Bonds, 12/15/2009	7,238,223
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.240%, 11/5/2009	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 11/5/2009	10,815,000
6,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), 0.200%, 11/4/2009	6,570,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/5/2009	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (Deutsche Bank AG LIQ), 0.200%, 11/5/2009	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(Bank of America N.A. LOC), 0.350%, 11/4/2009	8,470,000
		TOTAL	1,334,313,223
		Indiana – 2.6%
73,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.280%, 11/4/2009	73,400,000
22,150,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 0.190%, 11/4/2009	22,150,000
5,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/5/2009	5,400,000
7,580,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	7,580,000

22,000,000	Indiana Health Facility Financing Authority, (Series 2003E-6), 0.60% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2010	22,000,000
17,900,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/5/2009	17,900,000
25,985,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.910%, 11/5/2009	25,985,000
10,900,000	Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/5/2009	10,900,000
11,500,000	Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	11,500,000
11,000,000	Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.230%, 11/5/2009	11,000,000
$15,000,000	Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009B) Weekly VRDNs (Community Health Network)/(National City Bank LOC), 0.190%, 11/5/2009	15,000,000
10,655,000	Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009C) Weekly VRDNs (Parkview Health System Obligated Group)/(Wells Fargo Bank, N.A. LOC), 0.170%, 11/4/2009	10,655,000
15,000,000	Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009D) Weekly VRDNs (Parkview Health System Obligated Group)/(Citibank NA, New York LOC), 0.220%, 11/4/2009	15,000,000
5,370,000	Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.230%, 11/5/2009	5,370,000
3,720,000	Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.230%, 11/5/2009	3,720,000
15,045,000	Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 11/5/2009	15,045,000
29,700,000	Indianapolis, IN MFH, (Series 2007: Lake Nora & Fox Club Projects) Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 0.230%, 11/5/2009	29,700,000
23,215,000	Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/5/2009	23,215,000
85,730,000	Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/2/2009	85,730,000
1,745,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/4/2009	1,745,000
6,485,000	Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 1.100%, 11/5/2009	6,485,000
	TOTAL	419,480,000
	Iowa – 0.3%
13,845,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.290%, 11/5/2009	13,845,000
37,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.200%, 11/5/2009	37,000,000
	TOTAL	50,845,000
	Kansas – 0.5%
15,000,000	Olathe, KS, 2.50% BANs, 12/1/2009	15,000,000
24,890,000	Topeka, KS, Temporary Notes (Series 2009-B), 2.00% TANs, 11/1/2010	25,270,382
10,195,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.210%, 11/5/2009	10,195,000
33,750,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	33,750,000
	TOTAL	84,215,382
	Kentucky – 1.1%
20,080,000	Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/5/2009	20,080,000
4,961,000	Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	4,961,000

34,000,000	Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003A) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/2/2009	34,000,000
71,295,000	Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003B) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/2/2009	71,295,000
6,650,000	Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/5/2009	6,650,000
33,420,000	Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.300%, 11/5/2009	33,420,000
4,940,000	Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.220%, 11/6/2009	4,940,000
	TOTAL	175,346,000

		Louisiana – 2.3%
$80,000,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	80,000,000
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.520%, 11/4/2009	25,000,000
41,410,000		Jefferson Parish, LA Hospital Service District No. 1, (Series A), 5.85% Bonds (United States Treasury PRF 1/1/2010@100), 1/1/2034	41,728,175
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.360%, 11/4/2009	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.360%, 11/4/2009	3,350,000
13,300,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.220%, 11/2/2009	13,300,000
7,900,000		Louisiana Public Facilities Authority, (Series 2008A) Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/5/2009	7,900,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York LOC), 0.200%, 11/4/2009	3,000,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-3) Weekly VRDNs (Christus Health System)/(Bank of New York LOC), 0.180%, 11/4/2009	3,000,000
20,000,000		Louisiana State Gas & Fuels, (Series A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.180%, 11/5/2009	20,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.240%, 11/5/2009	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.65% TOBs (FSA INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/18/2010	37,830,000
22,950,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.240%, 11/2/2009	22,950,000
6,435,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.360%, 11/5/2009	6,435,000
16,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/4/2009	16,200,000
		TOTAL	366,693,175
		Maine – 0.0%
3,395,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	3,395,000
		Maryland – 1.6%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.210%, 11/5/2009	6,450,000
17,355,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.370%, 11/4/2009	17,355,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	5,775,000
5,000,000		Howard County, MD Retirement Community Revenue Bonds, (Series 2000A), 8.00% Bonds (Vantage House Corp.)/(United States Treasury PRF 5/15/2010@103), 5/15/2029	5,348,104
3,740,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/3/2009	3,740,000
555,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 11/6/2009	555,000
14,500,000		Maryland Community Development Administration — Residential Revenue, (Series 2007 F) Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 11/5/2009	14,500,000
3,400,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	3,400,000
1,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	1,925,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.200%, 11/6/2009	2,185,000
1,975,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.200%, 11/2/2009	1,975,000
3,580,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	3,580,000

$1,440,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/3/2009	1,440,500
2,500,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.860%, 11/5/2009	2,500,000
6,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/4/2009	6,050,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.500%, 11/4/2009	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	735,000
23,655,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 11/6/2009	23,655,000
4,435,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A) Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 0.550%, 11/5/2009	4,435,000
12,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	12,500,000
2,485,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.200%, 11/6/2009	2,485,000
2,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,500,000
32,575,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008G) Daily VRDNs (University of Maryland Medical System Corporation)/(Wachovia Bank N.A. LOC), 0.210%, 11/2/2009	32,575,000
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.360%, 11/5/2009	6,000,000
3,300,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	3,300,000
10,410,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 11/6/2009	10,410,000
16,655,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	16,655,000
13,400,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	13,400,000
1,734,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 11/3/2009	1,734,000
3,335,000		Montgomery County, MD Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.200%, 11/5/2009	3,335,000
4,400,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B) Daily VRDNs (Dexia Credit Local LIQ), 0.200%, 11/2/2009	4,400,000
3,560,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	3,560,000
3,780,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/6/2009	3,780,000
9,980,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	9,980,000
		TOTAL	250,827,604
		Massachusetts – 2.1%
5,185,000		Arlington, MA, 1.50% BANs, 8/26/2010	5,224,987
6,399,347		Chelmsford, MA, 1.25% BANs, 6/17/2010	6,426,871
31,635,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 11/5/2009	31,635,000
4,600,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 0.260%, 11/2/2009	4,600,000
5,500,000		Mashpee, MA, 1.25% BANs, 9/3/2010	5,531,625
50,850,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/4/2009	50,850,000

$17,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/4/2009	17,000,000
29,390,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 11/5/2009	29,390,000
11,470,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.240%, 11/4/2009	11,470,000
2,495,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.240%, 11/4/2009	2,495,000
22,590,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/5/2009	22,590,000
7,850,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(FHLB of Boston LOC), 0.400%, 11/5/2009	7,850,000
7,345,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	7,345,000
5,320,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 0.230%, 11/5/2009	5,320,000
4,200,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.220%, 11/5/2009	4,200,000
3,600,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.190%, 11/5/2009	3,600,000
20,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/4/2009	20,000,000
2,265,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	2,265,000
26,320,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Banco Santander, S.A. LOC), 0.200%, 11/5/2009	26,320,000
15,252,874		New Bedford, MA, 2.00% BANs, 2/12/2010	15,304,106
46,500,000		Quincy, MA, 1.50% BANs, 1/29/2010	46,595,731
12,500,000		Winchester, MA, 1.00% BANs, 7/9/2010	12,544,264
		TOTAL	338,557,584
		Michigan – 5.3%
32,600,000		Board of Trustees of Michigan State University, (Series A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LIQ), 0.170%, 11/4/2009	32,600,000
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 0.310%, 11/5/2009	8,000,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	15,900,000
6,000,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.310%, 11/5/2009	6,000,000
400,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.540%, 11/4/2009	400,000
7,175,000		Grand Rapids, MI EDR Weekly VRDNs (Cornerstone University)/(National City Bank LOC), 0.200%, 11/5/2009	7,175,000
30,350,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.340%, 11/5/2009	30,350,000
13,400,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/5/2009	13,400,000
29,960,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.290%, 11/5/2009	29,960,000
25,405,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.420%, 11/5/2009	25,405,000
57,620,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 0.520%, 11/4/2009	57,620,000
4,135,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.150%, 11/4/2009	4,135,000
7,000,000		Livonia, MI Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank N.A. LOC), 1.960%, 11/6/2009	7,000,000
44,585,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 11/5/2009	44,585,000
3,075,000		Michigan Higher Education Facilities Authority, (Series 2007) Daily VRDNs (University of Detroit Mercy)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/2/2009	3,075,000

$25,000,000		Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/6/2009	25,000,000
4,900,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.350%, 11/5/2009	4,900,000
3,480,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	3,480,000
47,000,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank N.A. LOC), 0.170%, 11/5/2009	47,000,000
32,635,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.170%, 11/5/2009	32,635,000
47,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	47,592,952
22,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	22,287,936
6,200,000		Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(National City Bank LOC), 0.200%, 11/5/2009	6,200,000
5,000,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.220%, 11/5/2009	5,000,000
925,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.300%, 11/2/2009	925,000
112,450,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	112,450,000
11,000,000		Michigan State Hospital Finance Authority, (Series 2008 B-3) Weekly VRDNs (Ascension Health Credit Group), 0.200%, 11/4/2009	11,000,000
5,600,000		Michigan State Hospital Finance Authority, (Series 2008 B-8) Weekly VRDNs (Ascension Health Credit Group), 0.200%, 11/4/2009	5,600,000
18,100,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	18,100,000
2,150,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (Healthcare Equipment Loan Program)/(Bank of America N.A. LOC), 0.260%, 11/4/2009	2,150,000
12,360,000		Michigan State Hospital Financial Authority, (Series 2006C) Weekly VRDNs (Henry Ford Health System, MI)/(RBS Citizens Bank N.A. LOC), 0.670%, 11/4/2009	12,360,000
31,100,000		Michigan State Housing Development Authority, (2006 Series C) Weekly VRDNs (Barclays Bank PLC LIQ), 0.230%, 11/4/2009	31,100,000
5,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	5,000,000
9,270,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.270%, 11/5/2009	9,270,000
31,820,000		Michigan State Housing Development Authority, (Series 2009D) Weekly VRDNs (Barclays Bank PLC LIQ), 0.230%, 11/4/2009	31,820,000
14,050,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.280%, 11/2/2009	14,050,000
1,000,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/(Bank of America N.A. LOC), 0.250%, 11/2/2009	1,000,000
17,280,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.340%, 11/5/2009	17,280,000
6,910,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.300%, 11/5/2009	6,910,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	1,000,000
3,025,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	3,025,000
8,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/4/2009	8,700,000
17,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	17,000,000
11,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.270%, 11/5/2009	11,000,000
700,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.260%, 11/5/2009	700,000
3,995,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/5/2009	3,995,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2009	3,345,000

36,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/5/2009	36,200,000
	TOTAL	843,680,888

		Minnesota – 1.5%
$3,700,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.240%, 11/5/2009	3,700,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	4,550,000
5,800,000		Minneapolis, MN Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/4/2009	5,800,000
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.250%, 11/1/2009	2,600,000
5,900,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.250%, 11/5/2009	5,900,000
5,190,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.220%, 11/5/2009	5,190,000
15,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (2008 Series B-1) Weekly VRDNs (Allina Health System, MN)/(Bank of New York LOC), 0.160%, 11/4/2009	15,000,000
14,000,000		Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	14,000,000
10,700,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-3) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 11/2/2009	10,700,000
1,755,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.230%, 11/5/2009	1,755,000
4,400,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.280%, 11/5/2009	4,400,000
13,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	13,163,941
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.240%, 11/5/2009	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.280%, 11/6/2009	3,575,000
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 0.30% CP (Mayo Clinic)/(Morgan Stanley Bank LIQ), Mandatory Tender 12/9/2009	6,000,000
29,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.200%, 11/4/2009	29,000,000
4,500,000		Rochester, MN Health Care Facility Authority, (Series 2002B remarketed 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.200%, 11/4/2009	4,500,000
33,000,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.170%, 11/4/2009	33,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series D), 0.70% TOBs (Mayo Clinic), Mandatory Tender 4/1/2010	10,000,000
3,000,000		Roseville, MN, (Series 2009) Daily VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.230%, 11/5/2009	3,000,000
8,000,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	8,000,000
4,250,000		St. Francis, MN ISD#015, (Series B), 1.00% TANs (GTD by Minnesota State), 9/20/2010	4,263,072
5,565,000		St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 0.240%, 11/5/2009	5,565,000
33,010,000		University of Minnesota, (Series 1999A) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.200%, 11/4/2009	33,010,000
		TOTAL	231,232,013
		Mississippi – 0.1%
12,000,000		Mississippi Business Finance Corp., (Series 2009) Weekly VRDNs (SG Resources Mississippi, LLC)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	12,000,000
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	6,210,000
		TOTAL	18,210,000
		Missouri – 1.7%
4,100,000		Cape Girardeau County, MO IDA, (Series 2009B) Weekly VRDNs (Saint Francis Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.240%, 11/5/2009	4,100,000
11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 11/4/2009	11,650,000
9,250,000		Missouri State HEFA, (Series 2003C-1), 0.56% TOBs (Ascension Health Credit Group), Mandatory Tender 5/4/2010	9,250,000
6,340,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.240%, 11/4/2009	6,340,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 0.270%, 11/4/2009	47,565,000

6,500,000		Missouri State HEFA, (Series 2005D-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.320%, 11/2/2009	6,500,000
$12,400,000		Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.320%,11/2/2009	12,400,000
58,100,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.190%, 11/5/2009	58,100,000
16,700,000		Missouri State HEFA, (Series 2008-F) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(JPMorgan Chase Bank, N.A. LIQ), 0.190%, 11/4/2009	16,700,000
16,700,000		Missouri State HEFA, (Series 2008-H) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Northern Trust Co., Chicago, IL LIQ), 0.180%, 11/4/2009	16,700,000
9,000,000		Missouri State HEFA, (Series C-4), 3.50% TOBs (Ascension Health Credit Group), Mandatory Tender 11/15/2009	9,009,100
26,600,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/Associated (Dexia Credit Local LIQ), 0.320%, 11/2/2009	26,600,000
7,300,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 0.230%, 11/4/2009	7,300,000
8,800,000		Missouri State Public Utilities Commission, 2.25% BANs, 8/1/2010	8,881,404
6,000,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.180%, 11/4/2009	6,000,000
18,300,000		St. Louis, MO, (Series 2009), 2.00% TRANs, 6/30/2010	18,468,052
		TOTAL	265,563,556
		Multi-State – 0.1%
10,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.310%, 11/5/2009	10,725,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 0.470%, 11/6/2009	3,485,000
		TOTAL	14,210,000
		Nebraska – 0.3%
50,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.220%, 11/5/2009	50,000,000
		Nevada – 0.9%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	26,700,000
14,350,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 11/4/2009	14,350,000
24,765,000		Clark County, NV School District, (Series 2001A) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.250%, 11/2/2009	24,765,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.210%, 11/5/2009	28,500,000
13,400,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 11/5/2009	13,400,000
21,400,000		Reno, NV Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.190%, 11/4/2009	21,400,000
5,970,000		Reno, NV Hospital Revenue Bonds, (Series 2009B) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.190%, 11/4/2009	5,970,000
		TOTAL	141,585,000
		New Hampshire – 0.2%
24,405,000		New Hampshire HEFA, (Series 2008) Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 1.000%, 11/5/2009	24,405,000
		New Jersey – 3.3%
6,105,800		Cliffside Park, NJ, 1.50% BANs, 3/26/2010	6,122,383
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/5/2009	21,000,000
4,200,000		Mercer County, NJ, 2.25% BANs, 1/14/2010	4,211,646
10,537,000		Montclair Township, NJ, 2.50% BANs, 12/18/2009	10,551,030
4,600,000		Montclair Township, NJ, Temporary Notes, 2.50% BANs, 12/18/2009	4,606,125
3,000,000		New Jersey EDA, (Series 2008B) Weekly VRDNs (Crane's Mill)/(TD Banknorth N.A. LOC), 0.220%, 11/5/2009	3,000,000

$6,200,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.170%, 11/5/2009	6,200,000
29,400,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.170%, 11/4/2009	29,400,000
7,700,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Somerset Medical Center)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	7,700,000
1,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.190%, 11/5/2009	1,800,000
56,955,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs RR II R-12294 Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.510%, 11/5/2009	56,955,000
250,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	253,160,186
8,300,000		Paramus, NJ, 1.50% BANs, 4/15/2010	8,326,039
8,886,113		Roxbury Township, NJ, 2.50% BANs, 12/4/2009	8,890,044
5,000,000		Sea Isle City, NJ, 2.50% BANs, 12/10/2009	5,002,089
65,000,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	65,000,000
17,450,000		Toms River, NJ, 1.25% BANs, 6/30/2010	17,535,953
20,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	20,158,449
		TOTAL	529,618,944
		New Mexico – 0.1%
4,591,000		Albuquerque, NM Airport, (Series B), 0.75% CP (Bank of New York LOC), Mandatory Tender 1/14/2010	4,591,000
4,965,000	[3,4]	University of New Mexico, PUTTERs (Series 3050) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/5/2009	4,965,000
		TOTAL	9,556,000
		New York – 5.4%
3,700,000		Bellmore, NY Union Free School District, 1.50% TANs, 6/25/2010	3,721,467
10,000,000		Erie County, NY Fiscal Stability Authority, (Series 2009B), 1.25% BANs, 7/30/2010	10,050,371
12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/5/2009	12,350,000
4,735,000		Hauppauge, NY Union Free School District, 1.25% BANs, 1/22/2010	4,740,771
36,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.300%, 11/4/2009	36,750,000
34,850,000		Maine-Endwell, NY CSD, 1.50% BANs, 6/25/2010	35,062,713
14,100,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.200%, 11/4/2009	14,100,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.500%, 11/4/2009	32,420,000
15,875,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/4/2009	15,875,000
10,250,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	10,250,000
31,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.200%, 11/4/2009	31,500,000
4,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 0.230%, 11/2/2009	4,000,000
7,350,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.250%, 11/2/2009	7,350,000
34,860,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-2) Weekly VRDNs (Bank of America N.A. LIQ), 0.190%, 11/5/2009	34,860,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs RR II -12292 Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 11/5/2009	17,325,000
31,700,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.200%, 11/4/2009	31,700,000

54,495,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 11/4/2009	54,495,000
$44,850,000		New York City, NY, (2003 Series C-4) Weekly VRDNs (BNP Paribas SA LOC), 0.190%, 11/4/2009	44,850,000
20,400,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.200%, 11/4/2009	20,400,000
26,090,000		New York City, NY, (Fiscal 2004 Series A-3) Weekly VRDNs (BNP Paribas SA LOC), 0.200%, 11/4/2009	26,090,000
1,695,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (Dexia Credit Local LOC), 0.250%, 11/2/2009	1,695,000
16,920,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs (BNP Paribas SA LIQ), 0.180%, 11/5/2009	16,920,000
10,500,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.240%, 11/5/2009	10,500,000
33,900,000		New York City, NY, (Series 1996J-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	33,900,000
28,000,000	[3,4]	New York City, NY, ROCs Series 251 Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.380%, 11/5/2009	28,000,000
12,000,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 11/5/2009	12,000,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	40,000,000
18,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.180%, 11/5/2009	18,500,000
23,500,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 11/4/2009	23,500,000
27,500,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 11/4/2009	27,500,000
36,500,000		New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.250%, 11/4/2009	36,500,000
4,200,000		New York State HFA, West 37th Street Housing Revenue Bonds Series 2009A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.200%, 11/4/2009	4,200,000
29,600,000		New York State Local Government Assistance Corp., (Senior Series 2008B-AV) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/4/2009	29,600,000
11,000,000		Tonawanda, NY, 1.50% BANs, 9/9/2010	11,066,195
84,055,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Weekly VRDNs (ABN AMRO Bank NV, Amsterdam LIQ), 0.200%, 11/5/2009	84,055,000
19,635,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/4/2009	19,635,000
10,925,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.220%, 11/4/2009	10,925,000
		TOTAL	856,386,517
		North Carolina – 1.6%
75,025,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.220%, 11/5/2009	75,025,000
9,540,000		Mecklenburg County, NC, (2006 Mecklenburg County) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.240%, 11/5/2009	9,540,000
10,000,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.220%, 11/5/2009	10,000,000
20,000,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D) 6-Month VRDNs, 0.360%, 11/5/2009	20,000,000
10,055,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.280%, 11/4/2009	10,055,000
1,215,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	1,215,000
28,250,000		North Carolina Medical Care Commission, (Series 2003B) Weekly VRDNs (CaroMont Health)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	28,250,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	5,000,000
4,805,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	4,805,000
7,770,000		North Carolina Medical Care Commission, (Series 2008A) Weekly VRDNs (Wake Forest University Health Sciences)/(Branch Banking & Trust Co. LOC), 0.210%, 11/5/2009	7,770,000
7,600,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	7,600,000

14,895,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (North Carolina Baptist)/(RBC Bank (USA) LIQ), 0.230%, 11/5/2009	14,895,000
$6,575,000		North Carolina Medical Care Commission, (Series 2009C) Weekly VRDNs (North Carolina Baptist)/(Branch Banking & Trust Co. LIQ), 0.230%, 11/5/2009	6,575,000
12,320,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)/(Branch Banking & Trust Co. LIQ), 0.230%, 11/5/2009	12,320,000
4,600,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	4,600,000
17,685,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.200%, 11/5/2009	17,685,000
11,300,000		Winston-Salem, NC Water & Sewer System, (Series 2002C) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.240%, 11/4/2009	11,300,000
		TOTAL	246,635,000
		Ohio – 4.1%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.350%, 11/5/2009	3,125,000
9,650,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.010%, 11/5/2009	9,650,000
2,800,000		Avon, OH, 1.30% BANs, 5/12/2010	2,806,557
10,685,000	[3,4]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.350%, 11/4/2009	10,685,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.230%, 11/5/2009	1,925,000
9,175,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.450%, 11/5/2009	9,175,000
14,000,000		Columbus, OH City School District, (Series B), 1.50% BANs, 12/16/2009	14,013,658
3,905,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	3,905,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing) Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	5,000,000
3,855,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	3,855,000
4,860,000		Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 1.100%, 11/5/2009	4,860,000
21,830,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	21,830,000
2,075,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/5/2009	2,075,000
9,331,000		Fairborn, OH, 2.00% BANs, 5/19/2010	9,368,647
7,365,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	7,365,000
14,705,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 0.240%, 11/5/2009	14,705,000
8,210,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.280%, 11/5/2009	8,210,000
17,790,000		Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.190%, 11/5/2009	17,790,000
16,050,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.190%, 11/5/2009	16,050,000
5,550,000		Green City, OH, 1.75% BANs, 7/9/2010	5,591,511
1,550,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	1,550,000
4,615,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/5/2009	4,615,000
27,975,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York LOC), 0.240%, 11/5/2009	27,975,000
20,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 1.000%, 11/5/2009	20,500,000
8,820,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 0.650%, 11/5/2009	8,820,000
15,555,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	15,555,000
34,435,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.220%, 11/5/2009	34,435,000

3,780,000		Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.900%, 11/5/2009	3,780,000
4,120,000		Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.900%, 11/5/2009	4,120,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.360%, 11/5/2009	7,400,000
$9,925,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.950%, 11/5/2009	9,925,000
8,100,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	8,100,000
19,036,771		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	19,038,601
2,140,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	2,140,000
33,895,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.260%, 11/5/2009	33,895,000
19,000,000		Middletown, OH, (Series 2008A) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 11/4/2009	19,000,000
10,000,000		Middletown, OH, (Series 2008B) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 11/4/2009	10,000,000
57,300,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/2/2009	57,300,000
12,000,000		Montgomery County, OH, (Series 2008C), 0.65% CP (Miami Valley Hospital), Mandatory Tender 12/9/2009	12,000,000
8,800,000		New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 0.950%, 11/5/2009	8,800,000
46,500,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 0.650%, 11/4/2009	46,500,000
4,800,000		Ohio State Higher Educational Facility Commission Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 2.000%, 11/5/2009	4,800,000
10,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	10,700,000
4,180,000		Ohio State Higher Educational Facility Commission, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.400%, 11/5/2009	4,180,000
2,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.200%, 11/4/2009	2,650,000
25,250,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.210%, 11/2/2009	25,250,000
7,000,000		Ohio State, Common Schools GO Bonds (Series 2005B) Weekly VRDNs, 0.200%, 11/4/2009	7,000,000
4,030,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.290%, 11/5/2009	4,030,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.230%, 11/5/2009	3,000,000
15,020,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 1.250%, 11/5/2009	15,020,000
4,900,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 1.100%, 11/5/2009	4,900,000
1,690,000		Summit County, OH, (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 1.950%, 11/5/2009	1,690,000
4,910,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	4,910,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.800%, 11/5/2009	5,000,000
4,200,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 1.150%, 11/5/2009	4,200,000
20,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	20,000,000
6,090,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 1.100%, 11/5/2009	6,090,000
		TOTAL	650,853,974
		Oklahoma – 0.4%
7,575,000		Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.290%, 11/5/2009	7,575,000
6,200,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.310%, 11/5/2009	6,200,000

30,260,000		Oklahoma State Turnpike Authority, (Series 2006D) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.230%, 11/5/2009	30,260,000
12,240,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2005B), 5.00% Bonds, 5/15/2010	12,521,745
		TOTAL	56,556,745
		Oregon – 1.7%
$15,000,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.210%, 11/4/2009	15,000,000
16,000,000		Oregon Health and Science University, (Series 2009B-1) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.190%, 11/5/2009	16,000,000
3,300,000		Oregon Health and Science University, (Series 2009B-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	3,300,000
146,740,000		Oregon State, 2.50% TANs, 6/30/2010	148,695,068
32,900,000		Oregon State, Veteran's Welfare Bonds (Series 73G) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/4/2009	32,900,000
52,300,000		Oregon State, Veteran's Welfare Bonds (Series 73H) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.200%, 11/4/2009	52,300,000
		TOTAL	268,195,068
		Pennsylvania – 9.9%
88,470,000	[3,4]	Allegheny County, PA Hospital Development, (MT-548) Weekly VRDNs (UPMC Health System)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.370%, 11/5/2009	88,470,000
7,245,000		Allegheny County, PA Hospital Development, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.900%, 11/5/2009	7,245,000
9,615,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	9,615,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	4,300,000
4,100,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	4,100,000
14,140,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.880%, 11/5/2009	14,140,000
12,150,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 0.220%, 11/2/2009	12,150,000
12,600,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Citibank NA, New York LOC), 0.220%, 11/4/2009	12,600,000
24,235,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.250%, 11/4/2009	24,235,000
15,000,000		Berks County, PA Municipal Authority, (Series 2009 A-1) Weekly VRDNs (Reading Hospital & Medical Center)/(Royal Bank of Canada, Montreal LIQ), 0.200%, 11/5/2009	15,000,000
28,700,000		Berks County, PA Municipal Authority, (Series 2009 A-2) Weekly VRDNs (Reading Hospital & Medical Center)/(Branch Banking & Trust Co. LIQ), 0.210%, 11/5/2009	28,700,000
2,200,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.220%, 11/5/2009	2,200,000
3,500,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.220%, 11/5/2009	3,500,000
10,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.500%, 11/5/2009	10,000,000
4,800,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.260%, 11/4/2009	4,800,000
5,735,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	5,735,000
8,635,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.190%, 11/5/2009	8,635,000
4,500,000		Butler County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Butler Health System)/(Branch Banking & Trust Co. LOC), 0.210%, 11/5/2009	4,500,000
30,445,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.220%, 11/4/2009	30,445,000
8,200,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	8,200,000
22,500,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.220%, 11/5/2009	22,500,000
6,375,000		Dallastown Area School District, PA, (Series 2009) VRNs, 2.030%, 4/15/2010	6,400,756
18,740,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.400%, 11/4/2009	18,740,000
19,870,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 0.200%, 11/5/2009	19,870,000

9,185,000	Harveys Lake, PA General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	9,185,000
4,000,000	Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.230%, 11/5/2009	4,000,000
6,000,000	Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2009	6,000,000
14,790,000	Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.240%, 11/2/2009	14,790,000
$10,000,000	Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.190%, 11/5/2009	10,000,000
3,610,000	Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	3,610,000
52,125,000	Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.260%, 11/5/2009	52,125,000
5,000,000	Lower Merion, PA School District, (Series A of 2009) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.210%, 11/5/2009	5,000,000
4,300,000	Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	4,300,000
8,135,000	Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.200%, 11/5/2009	8,135,000
21,360,000	Montgomery County, PA IDA, (Series 2005) Weekly VRDNs (Meadowood Corp.)/(Citizens Bank of Pennsylvania LOC), 0.850%, 11/5/2009	21,360,000
14,410,000	Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.240%, 11/5/2009	14,410,000
5,520,000	Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(National City Bank LOC), 0.200%, 11/5/2009	5,520,000
1,100,000	Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.470%, 11/4/2009	1,100,000
300,000	Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.300%, 11/5/2009	300,000
6,000,000	Pennsylvania EDFA, (Series 2009A), 0.90% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 12/10/2009	6,000,000
6,000,000	Pennsylvania EDFA, (Series 2009C) Weekly VRDNs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), 0.220%, 11/4/2009	6,000,000
12,875,000	Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2009A) Weekly VRDNs (Sunoco, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/4/2009	12,875,000
4,000,000	Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.240%, 11/5/2009	4,000,000
11,705,000	Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 11/4/2009	11,705,000
6,895,000	Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 11/4/2009	6,895,000
77,445,000	Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/5/2009	77,445,000
28,200,000	Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/5/2009	28,200,000
10,000,000	Pennsylvania State Higher Education Facilities Authority, (2008 Series A) Weekly VRDNs (University of Pennsylvania Health System)/(Bank of America N.A. LOC), 0.180%, 11/4/2009	10,000,000
3,500,000	Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	3,500,000
6,300,000	Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.310%, 11/5/2009	6,300,000
3,000,000	Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.330%, 11/5/2009	3,000,000
10,765,000	Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.310%, 11/5/2009	10,765,000
3,000,000	Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 0.230%, 11/5/2009	3,000,000
11,500,000	Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 0.340%, 11/4/2009	11,500,000
9,600,000	Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	9,600,000
5,040,000	Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 11/5/2009	5,040,000

9,700,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 11/5/2009	9,700,000
10,690,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 0.510%, 11/5/2009	10,690,000
50,000,000		Pennsylvania State Turnpike Commission, (Series B-2 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.180%, 11/5/2009	50,000,000
20,000,000		Pennsylvania State Turnpike Commission, (Series B-3 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.180%, 11/5/2009	20,000,000
4,750,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.260%, 11/5/2009	4,750,000
$2,600,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 0.200%, 11/5/2009	2,600,000
10,125,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 11/2/2009	10,125,000
153,275,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 0.200%, 11/5/2009	153,275,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.850%, 11/5/2009	20,000,000
28,700,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.250%, 11/5/2009	28,700,000
1,875,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.310%, 11/5/2009	1,875,000
16,800,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 11/5/2009	16,800,000
3,500,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	3,500,000
35,000,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	35,000,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	29,900,000
67,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	67,500,000
5,000,000		Philadelphia, PA School District, (Series 2008 C-1) Weekly VRDNs (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.200%, 11/5/2009	5,000,000
7,790,000		Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 11/5/2009	7,790,000
5,000,000		Philadelphia, PA School District, (Series C of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.200%, 11/5/2009	5,000,000
62,500,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	63,229,364
40,395,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.290%, 11/4/2009	40,395,000
101,035,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.270%, 11/5/2009	101,035,000
19,415,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 11/5/2009	19,415,000
26,040,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 11/5/2009	26,040,000
4,000,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.230%, 11/5/2009	4,000,000
47,700,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.180%, 11/4/2009	47,700,000
3,945,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 11/6/2009	3,945,000
9,300,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 0.520%, 11/4/2009	9,300,000
22,350,000		State Public School Building Authority, PA, (Series D of 2009) Weekly VRDNs (Harrisburg School District)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	22,350,000
4,300,000		Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	4,300,000
9,505,000		Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	9,505,000
2,100,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.200%, 11/5/2009	2,100,000
		TOTAL	1,577,260,120
		Rhode Island – 0.6%
100,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2010), 2.50% TANs, 6/30/2010	101,302,620

		South Carolina – 1.3%
19,595,000		Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 0.500%, 11/5/2009	19,595,000
9,000,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.210%, 11/5/2009	9,000,000
10,000,000		Lexington, SC Waterworks and Sewer System, (Series 2008), 2.25% BANs, 12/15/2009	10,000,892
37,680,000		South Carolina Jobs-EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	37,680,000
$4,600,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.310%, 11/5/2009	4,600,000
7,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 11/5/2009	7,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 0.230%, 11/5/2009	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.550%, 11/4/2009	8,410,000
5,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	5,300,000
4,700,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	4,700,000
13,440,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 11/4/2009	13,440,000
44,685,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/4/2009	44,685,000
35,250,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.250%, 11/4/2009	35,250,000
		TOTAL	208,770,892
		South Dakota – 0.1%
10,000,000		South Dakota Housing Development Authority, (2008 Series H), 2.50% Bonds, 1/4/2010	10,023,401
		Tennessee – 1.8%
6,080,000		Blount County, TN Public Building Authority, (Series E-10-A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	6,080,000
44,850,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	44,850,000
5,465,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	5,465,000
4,900,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	4,900,000
5,000,000		Blount County, TN Public Building Authority, (Series E-9-A) Weekly VRDNs (Cleveland, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	5,000,000
5,800,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.410%, 11/5/2009	5,800,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.550%, 11/4/2009	4,100,000
11,330,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/5/2009	11,330,000
6,150,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	6,150,000
2,440,000		Jackson, TN, 2.00% Bonds (Assured Guaranty Corp. INS), 3/1/2010	2,445,991
44,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 11/2/2009	44,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 11/4/2009	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	8,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 11/2/2009	15,000,000
25,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 11/2/2009	25,000,000

8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 0.650%, 11/5/2009	8,450,000
24,700,000		Memphis, TN, (Series 2009), 2.00% BANs, 5/18/2010	24,895,893
11,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Belmont University)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	11,000,000
5,200,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.220%, 11/4/2009	5,200,000
5,000,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	5,000,000
$3,885,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.320%, 11/4/2009	3,885,000
1,850,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C) Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 0.200%, 11/5/2009	1,850,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	10,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.220%, 11/5/2009	7,225,000
21,700,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.200%, 11/5/2009	21,700,000
		TOTAL	291,626,884
		Texas – 8.7%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.350%, 11/4/2009	9,680,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.280%, 11/5/2009	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.300%, 11/5/2009	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-61 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.290%, 11/5/2009	24,150,000
8,650,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 1.050%, 11/5/2009	8,650,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/5/2009	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/5/2009	11,500,000
10,390,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	10,390,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/5/2009	400,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/5/2010	20,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/25/2010	20,000,000
44,200,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/2/2009	44,200,000
20,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wachovia Bank N.A. LOC), 0.210%, 11/5/2009	20,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/5/2009	7,500,000
6,580,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	6,580,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.320%, 11/5/2009	13,000,000
176,400,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(GTD by Bank of America N.A., Bayerische Landesbank), JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.400%, 11/2/2009	176,400,000
6,200,000		Houston, TX Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 11/5/2009	6,200,000

9,880,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 1.050%, 11/5/2009	9,880,000
4,730,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.150%, 11/1/2009	4,730,000
40,000,000		Houston, TX, (Series 2009), 2.00% TRANs, 6/30/2010	40,412,527
8,945,000	[3,4]	Irving, TX ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.200%, 11/5/2009	8,945,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs RR II R-12266 Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	5,130,000
18,965,000	[3,4]	Longview, TX ISD, (STAGE Series 2008-45C), 0.65% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/18/2010	18,965,000
$50,000,000		North Central Texas HFDC, (Series 2006B) Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 0.230%, 11/4/2009	50,000,000
7,950,000		North Central Texas HFDC, (Series 2006C) Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 0.200%, 11/4/2009	7,950,000
22,065,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.260%, 11/5/2009	22,065,000
29,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.210%, 11/4/2009	29,000,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 11/4/2009	28,000,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	25,000,000
23,675,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	23,675,000
37,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.260%, 11/4/2009	37,000,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.510%, 11/5/2009	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.510%, 11/5/2009	160,405,000
15,880,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 0.320%, 11/4/2009	15,880,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	8,685,000
408,350,000		Texas State, 2.50% TRANs, 8/31/2010	415,215,847
10,450,000	[3,4]	Texas Water Development Board, (Series 2008-C51), 0.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 1/14/2010	10,450,000
27,250,000		Travis County, TX HFDC, (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.250%, 11/5/2009	27,250,000
		TOTAL	1,384,253,374
		Utah – 0.5%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2009	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/4/2009	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.300%, 11/4/2009	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.200%, 11/5/2009	47,500,000
		TOTAL	81,715,000
		Vermont – 0.1%
8,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	8,555,000
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.410%, 11/2/2009	7,815,000
		TOTAL	16,370,000
		Virginia – 2.6%
8,105,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.550%, 11/4/2009	8,105,000

8,020,000	Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.230%, 11/5/2009	8,020,000
21,945,000	Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.230%, 11/5/2009	21,945,000
4,500,000	Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.230%, 11/3/2009	4,500,000
10,500,000	Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.220%, 11/5/2009	10,500,000
15,040,000	Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 0.290%, 11/4/2009	15,040,000
3,600,000	Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 0.550%, 11/5/2009	3,600,000
35,765,000	Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(TD Banknorth N.A. LIQ), 0.200%, 11/4/2009	35,765,000
$20,000,000	Fairfax County, VA IDA, (Series 2009B-1), 0.55% TOBs (Inova Health System), Mandatory Tender 3/8/2010	20,000,000
23,203,000	Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.260%, 11/5/2009	23,203,000
4,250,000	Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	4,250,000
4,700,000	Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	4,700,000
4,200,000	Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.180%, 11/4/2009	4,200,000
4,235,000	Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.600%, 11/4/2009	4,235,000
6,830,000	Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	6,830,000
8,655,000	Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	8,655,000
9,375,000	Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/5/2009	9,375,000
3,950,000	Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/5/2009	3,950,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.400%, 11/4/2009	21,000,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.400%, 11/5/2009	21,000,000
6,275,000	Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.550%, 11/4/2009	6,275,000
6,215,000	Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	6,215,000
52,650,000	Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 11/2/2009	52,650,000
36,925,000	Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 11/2/2009	36,925,000
41,925,000	Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 11/2/2009	41,925,000
7,080,000	Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	7,080,000
3,545,000	Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	3,545,000
2,880,000	Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.600%, 11/4/2009	2,880,000
12,100,000	Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 0.550%, 11/5/2009	12,100,000
6,000,000	Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Children's Hospital of the King's Daughters, Inc.)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	6,000,000
	TOTAL	414,468,000
	Washington – 1.2%
46,375,000	Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	46,375,000

3,395,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	3,395,000
23,280,000		Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	23,469,676
13,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2009B), 2.00% BANs, 8/5/2010	13,150,804
6,900,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Southwest Washington Medical Center)/(Bank of America N.A. LOC), 0.250%, 11/5/2009	6,900,000
12,000,000		Washington State Health Care Facilities Authority, (Series 2009B) Weekly VRDNs (Swedish Health Services)/(U.S. Bank, N.A. LOC), 0.180%, 11/5/2009	12,000,000
17,400,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	17,400,000
6,065,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	6,065,000
$24,635,000		Washington State Housing Finance Commission, (Series 2007B) Weekly VRDNs (Eastside Catholic School)/(U.S. Bank, N.A. LOC), 0.220%, 11/5/2009	24,635,000
16,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs (Panorama)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	16,000,000
16,240,000		Washington State Housing Finance Commission, Series A Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/5/2009	16,240,000
3,065,000		Washington State School Districts, 4.00% Bonds (GTD by Washington State), 12/1/2009	3,072,826
		TOTAL	188,703,306
		West Virginia – 0.1%
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.230%, 11/5/2009	10,000,000
7,600,000		West Virginia State Hospital Finance Authority, (Series A) Weekly VRDNs (West Virginia United Health System)/(Branch Banking & Trust Co. LOC), 0.230%, 11/5/2009	7,600,000
		TOTAL	17,600,000
		Wisconsin – 2.2%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) Series 2009-6 Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.310%, 11/5/2009	22,000,000
5,750,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	5,772,828
11,000,000		New Berlin, WI School District, 1.25% TRANs, 8/25/2010	11,044,350
19,450,000		Sun Prairie, WI Area School District, 2.00% BANs, 3/1/2010	19,527,318
4,200,000		Wisconsin School Districts Cash Flow Administration Program, (Series 2009B), 1.625% TRANs, 10/15/2010	4,238,768
6,185,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2009	6,185,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/5/2009	49,500,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(Harris, N.A. LIQ), 0.210%, 11/5/2009	51,000,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.290%, 11/5/2009	3,770,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 11/5/2009	6,490,000
4,100,000		Wisconsin State HEFA, (Series 2008B-3) Weekly VRDNs (Marquette University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	4,100,000
4,145,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	4,145,000
20,000,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	20,000,000
39,400,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2009	39,400,000
100,000,000		Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	101,250,447
		TOTAL	348,423,711
		Wyoming – 0.1%
9,000,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	9,000,000

3,760,000	Sweetwater County, WY, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2009	3,760,000
	TOTAL	12,760,000
	TOTAL MUNICIPAL INVESTMENTS — 100.3% (AT AMORTIZED COST)[5]	15,934,565,247
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[6]	(53,586,967)
	TOTAL NET ASSETS — 100%	$15,880,978,280
                At October 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $1,500,510,000, which represented 9.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $1,500,510,000, which represented 9.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
                Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

              Investment Valuation

              Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

                Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
                Level 1 — quoted prices in active markets for identical securities
                Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
                The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
                The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$15,934,565,247	$ —	$15,934,565,247

                The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Financing Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB(s)	— Industrial Development Bond(s)
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
INV	— Investment Agreement
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PRF	— Pre-refunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

              Treasury Obligations Fund

              Portfolio of Investments

              October 31, 2009 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 67.6%
$818,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.10%, dated 10/7/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $925,231,250 on 1/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $943,568,209.	$818,000,000
357,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,010,000 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/31/2014 and the market value of those underlying securities was $1,530,010,251.	357,000,000
1,675,000,000	[1]	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 10/5/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,200,000 on 11/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $2,040,183,660.	1,675,000,000
811,278,000		Interest in $5,352,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,352,035,680 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,459,076,456.	811,278,000
841,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.20%, dated 8/28/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,457,361 on 11/25/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $943,845,976.	841,000,000
786,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $2,040,013,603.	786,000,000
100,000,000		Repurchase agreement 0.08%, dated 10/30/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury seurities with various maturities to 2/15/2018 and the market value of those underlying securities was $102,003,385.	100,000,000
750,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 10/30/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,750,010,208 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $1,785,006,775.	750,000,000
1,660,000,000	[1]	Interest in $1,871,000,000 joint repurchase agreement 0.12%, dated 10/5/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,871,187,100 on 11/4/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $1,908,586,648.	1,660,000,000
100,000,000		Repurchase agreement 0.01%, dated 10/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,000,083 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2013 and the market value of those underlying securities was $102,000,119.	100,000,000
1,536,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,750,011,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $1,785,004,078.	1,536,000,000
408,684,000		Repurchase agreement 0.06%, dated 10/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $408,686,043 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $416,863,708.	408,684,000
786,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $1,000,005,833 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2011 and the market value of those underlying securities was $1,022,953,205.	786,000,000
1,000,000,000		Repurchase agreement 0.06%, dated 10/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,005,000 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,025,679,696.	1,000,000,000
250,000,000		Repurchase agreement 0.08%, dated 10/30/2009 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $250,001,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/23/2010 and the market value of those underlying securities was $255,254,923.	250,000,000

96,000,000		Interest in $100,000,000 joint repurchase agreement 0.01%, dated 10/30/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,083 on 11/2/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/28/2013 and the market value of that underlying security was $102,000,855.	96,000,000
$444,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/19/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $500,041,667 on 11/18/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,019,452.	$444,000,000
		TOTAL REPURCHASE AGREEMENTS	12,418,962,000
		U.S. Treasury – 31.3%
618,500,000	[2]	United States Treasury Bills, 0.300%, 11/27/2009	618,365,992
409,000,000	[2]	United States Treasury Bills, 0.440% — 0.452%, 4/1/2010	408,234,446
250,000,000	[2]	United States Treasury Bills, 0.545%, 7/1/2010	249,084,096
213,000,000	[2]	United States Treasury Bills, 0.665%, 11/19/2009	212,929,177
306,500,000		United States Treasury Notes, 1.750%, 3/31/2010	308,487,913
1,205,500,000		United States Treasury Notes, 2.000%, 2/28/2010	1,212,094,214
844,425,000		United States Treasury Notes, 2.125%, 1/31/2010	847,682,497
274,500,000		United States Treasury Notes, 2.625%, 5/31/2010	278,198,976
370,800,000		United States Treasury Notes, 3.125%, 11/30/2009	371,633,093
299,860,000		United States Treasury Notes, 3.500% — 4.625%, 11/15/2009	300,240,188
755,000,000		United States Treasury Notes, 3.500% — 6.500%, 2/15/2010	765,467,809
123,750,000		United States Treasury Notes, 3.625%, 1/15/2010	124,574,120
50,000,000		United States Treasury Notes, 4.000%, 4/15/2010	50,772,812
		TOTAL U.S. TREASURY	5,747,765,333
		TOTAL INVESTMENTS — 98.9% (AT AMORTIZED COST)[3]	18,166,727,333
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[4]	198,026,150
		TOTAL NET ASSETS — 100%	$18,364,753,483
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
                Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

              Investment Valuation

              Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

                Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
                Level 1 — quoted prices in active markets for identical securities
                Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
                The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
              1

                  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Repurchase Agreements	$ —	$12,418,962,000	$ —	$12,418,962,000
Debt Securities:
U.S. Treasury	—	5,747,765,333	—	5,747,765,333
TOTAL SECURITIES	$ —	$18,166,727,333	$ —	$18,166,727,333
                2

                Trust for U.S. Treasury Obligations

                Portfolio of Investments

                October 31, 2009 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 66.8%
$9,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.10%, dated 10/7/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $925,231,250 on 1/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $943,568,209.	$9,000,000
10,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,010,000 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/31/2014 and the market value of those underlying securities was $1,530,010,251.	10,000,000
19,000,000	[1]	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 10/5/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,200,000 on 11/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $2,040,183,660.	19,000,000
6,355,000		Interest in $5,352,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,352,035,680 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,459,076,456.	6,355,000
8,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.20%, dated 8/28/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,457,361 on 11/25/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $943,845,976.	8,000,000
20,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Calyon Securities will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $2,040,013,603.	20,000,000
19,000,000	[1]	Interest in $1,871,000,000 joint repurchase agreement 0.12%, dated 10/5/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,871,187,100 on 11/4/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $1,908,586,648.	19,000,000
20,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.08%, dated 10/30/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,750,011,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $1,785,004,078.	20,000,000
20,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $1,000,005,833 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2011 and the market value of those underlying securities was $1,022,953,205.	20,000,000
5,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/19/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $500,041,667 on 11/18/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,019,452.	5,000,000
		TOTAL REPURCHASE AGREEMENTS	136,355,000
		U.S. Treasury – 31.0%
8,000,000	[2]	United States Treasury Bills, 0.300%, 11/27/2009	7,998,267
4,000,000	[2]	United States Treasury Bills, 0.440% — 0.453%, 4/1/2010	3,992,513
2,500,000	[2]	United States Treasury Bills, 0.545%, 7/1/2010	2,490,841
2,800,000	[2]	United States Treasury Bills, 0.665%, 11/19/2009	2,799,069
4,500,000		United States Treasury Notes, 1.750%, 3/31/2010	4,529,186
10,000,000		United States Treasury Notes, 2.000%, 2/28/2010	10,054,627
10,800,000		United States Treasury Notes, 2.125%, 1/31/2010	10,841,363
3,000,000		United States Treasury Notes, 2.625%, 5/31/2010	3,040,426
5,000,000		United States Treasury Notes, 3.125%, 11/30/2009	5,011,234
3,000,000		United States Treasury Notes, 3.500%, 11/15/2009	3,003,719
1,500,000		United States Treasury Notes, 3.625%, 1/15/2010	1,509,989

$7,800,000	United States Treasury Notes, 4.750% — 6.500%, 2/15/2010	$7,910,733
	TOTAL U.S. TREASURY	63,181,967
	TOTAL INVESTMENTS — 97.8% (AT AMORTIZED COST)[3]	199,536,967
	OTHER ASSETS AND LIABILITIES - NET — 2.2%[4]	4,422,093
	TOTAL NET ASSETS — 100%	$203,959,060
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
                  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

                Investment Valuation

                Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

                  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
                  Level 1 — quoted prices in active markets for identical securities
                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
                  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
                  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Repurchase Agreements	$ —	$136,355,000	$ —	$136,355,000
Debt Securities:
U.S. Treasury	—	63,181,967	—	63,181,967
TOTAL SECURITIES	$ —	$199,536,967	$ —	$199,536,967

                1

                Item 2.                      Controls and Procedures

                (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

                (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

                Item 3.                                Exhibits

                SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009